Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Apr. 19, 2013
Entity Registrant Name	IFM Investments Ltd
Entity Central Index Key	0001477324
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		668,108,210
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD USD ($)
Current assets:
Cash and cash equivalents	191,048,000	235,450,000	$ 30,665,000
Restricted cash	18,036,000	10,997,000	2,895,000
Accounts receivable, net	176,287,000	97,090,000	28,296,000
Loans receivable, net	35,229,000	37,511,000	5,655,000
Amounts due from related parties	110,000	71,000	18,000
Prepaid expenses and other current assets	41,265,000	37,369,000	6,623,000
Deferred tax assets	4,880,000		783,000
Total current assets	466,855,000	418,488,000	74,935,000
Non-current assets:
Equity investment	13,141,000	10,595,000	2,109,000
Property and equipment, net	40,832,000	62,513,000	6,554,000
Intangible assets, net	90,253,000	95,827,000	14,487,000
Goodwill	103,943,000	114,698,000	16,684,000
Other non-current assets	19,644,000	22,941,000	3,153,000
Total assets	734,668,000	725,062,000	117,922,000
Current liabilities:
Accounts payable	14,168,000	11,220,000	2,274,000
Accrued expenses and other current liabilities	217,694,000	150,502,000	34,942,000
Amounts due to related parties	272,000	266,000	44,000
Deferred revenue	8,539,000	7,773,000	1,371,000
Total current liabilities	240,673,000	169,761,000	38,631,000
Long-term deposits payable	10,541,000	12,180,000	1,692,000
Contingent consideration payable	33,773,915	44,227,000	5,421,000
Deferred tax liabilities	16,652,000	17,543,000	2,673,000
Total liabilities	301,640,000	243,711,000	48,417,000
Redeemable non-controlling interest	69,430,000	66,181,000	11,144,000
Commitments and contingencies (Note 23)
Shareholders' equity:
Additional paid-in capital	1,035,651,000	1,033,892,000	166,233,000
Statutory reserves	5,595,000	5,595,000	898,000
Accumulated deficit	(691,891,000)	(638,380,000)	(111,056,000)
Total IFM Investments Limited shareholders' equity	354,294,000	406,046,000	56,868,000
Non-controlling interests	9,304,000	9,124,000	1,493,000
Total shareholders' equity	363,598,000	415,170,000	58,361,000
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	734,668,000	725,062,000	$ 117,922,000

Consolidated Balance Sheets (Parenthetical) (Common Class A, USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, shares authorized	3,133,000	3,133,000
Ordinary shares, shares issued	667,672	667,672
Ordinary shares, shares outstanding	667,672	667,672

Consolidated Statements of Operations Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD USD ($)
Net revenue	748,133,000	604,559,000	530,829,000	$ 120,084,000
Costs and expenses:
Commissions and other agent-related costs	(455,282,000)	(428,920,000)	(318,872,000)	(73,078,000)
Operating costs	(175,330,000)	(296,652,000)	(199,670,000)	(28,142,000)
Selling, general and administrative expenses	(177,475,000)	(218,110,000)	(176,271,000)	(28,487,000)
Goodwill impairment losses	(10,755,000)	(30,614,000)	0	(1,726,000)
Net change in fair value	11,989,000	25,716,000		1,924,000
Total costs and expenses	(806,853,000)	(948,580,000)	(694,813,000)	(129,509,000)
Loss from operations	(58,720,000)	(344,021,000)	(163,984,000)	(9,425,000)
Interest income	2,324,000	5,845,000	6,685,000	373,000
Other income	6,497,000	2,086,000	9,350,000	1,043,000
Foreign currency exchange loss	(19,000)	(5,713,000)	(12,161,000)	(3,000)
Loss before income tax and share of associates' income (loss)	(49,918,000)	(341,803,000)	(160,110,000)	(8,012,000)
Income tax	(2,713,000)	(1,103,000)	(2,985,000)	(435,000)
Share of associates' (loss) income	2,547,000	2,496,000	(605,000)	409,000
Net Loss	(50,084,000)	(340,410,000)	(163,700,000)	(8,038,000)
Net loss (income) attributable to non-controlling interests	(3,427,000)	3,895,000	1,462,000	(550,000)
Net Loss attributable to IFM Investments Limited	(53,511,000)	(336,515,000)	(162,238,000)	(8,588,000)
Accretion of convertible redeemable preferred shares			(1,213,000)
Net loss attributable to ordinary shareholders	(53,511,000)	(336,515,000)	(163,451,000)	$ (8,588,000)
Net loss per share, basic	(0.08)	(0.5)	(0.25)	$ (0.01)
Net loss per share, diluted	(0.08)	(0.5)	(0.25)	$ (0.01)
Net loss per ADS, basic	(3.61)	(22.66)	(11.24)	$ (0.58)
Net loss per ADS, diluted	(3.61)	(22.66)	(11.24)	$ (0.58)
Number of shares used in calculating net loss per share, basic	667,672	668,291	654,637	667,672
Number of shares used in calculating net loss per share, diluted	667,672	668,291	654,637	667,672
Number of ADS used in calculating net loss per ADS, basic	14,837	14,851	14,547	14,837
Number of ADS used in calculating net loss per ADS, diluted	14,837	14,851	14,547	14,837

Consolidated Statements of Shareholders' (Deficit) Equity (CNY)	Total	Ordinary Shares	Treasury stock	Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Non-controlling Interests
Balance, at the beginning of the year at Dec. 31, 2009	(131,824,000)	2,152,000			1,173,000	(135,205,000)	56,000
Balance (in shares), at the beginning of the year at Dec. 31, 2009		260,000,000
Issuance of ordinary shares upon initial public offering	537,168,000	1,279,000		535,889,000
Issuance of ordinary shares upon initial public offering (in shares)		187,312,000
Net loss	(163,700,000)					(162,238,000)	(1,462,000)
Issuance of ordinary shares upon exercise of share options	2,664,000	21,000		2,643,000
Issuance of ordinary shares upon exercise of share options (in shares)	(3,599,143)	3,142,000
Share-based compensation	16,860,000			16,860,000
Establishment of subsidiaries	35,000						35,000
Accretion of convertible redeemable preferred shares	(1,213,000)			(1,213,000)
Conversion of convertible redeemable preferred shares	519,531,000	1,631,000		517,900,000
Conversion of convertible redeemable preferred shares (in shares)		238,842,000
Appropriation to statutory reserves					4,422,000	(4,422,000)
Share repurchases	(25,824,000)		(25,824,000)
Share repurchases (in shares)			(14,477,000)
Balance, at the end of the year at Dec. 31, 2010	753,697,000	5,083,000	(25,824,000)	1,072,079,000	5,595,000	(301,865,000)	(1,371,000)
Balance (in shares), at the end of the year at Dec. 31, 2010		689,296,000	(14,477,000)
Net loss	(339,406,000)					(336,515,000)	(2,891,000)
Issuance of ordinary shares upon exercise of share options	583,000	5,000		578,000
Issuance of ordinary shares upon exercise of share options (in shares)	(977,582)	855,000
Share-based compensation	3,234,000			3,234,000
Establishment of subsidiaries	13,386,000						13,386,000
Share repurchases	(16,324,000)		(16,324,000)
Share repurchases (in shares)			(8,002,000)
Cancellation of Treasury stock		(149,000)	42,148,000	(41,999,000)
Cancellation of Treasury stock (in shares)		(22,479,000)	22,479,000
Balance, at the end of the year at Dec. 31, 2011	415,170,000	4,939,000		1,033,892,000	5,595,000	(638,380,000)	9,124,000
Balance (in shares), at the end of the year at Dec. 31, 2011		667,672,000
Net loss	(53,331,000)					(53,511,000)	180,000
Share-based compensation	1,759,000			1,759,000
Balance, at the end of the year at Dec. 31, 2012	363,598,000	4,939,000		1,035,651,000	5,595,000	(691,891,000)	9,304,000
Balance (in shares), at the end of the year at Dec. 31, 2012		667,672,000

Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD CNY
Cash flows from operating activities:
Net income (loss)	(50,084,000)	(340,410,000)	(163,700,000)	$ (8,038,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Goodwill impairment	10,755,000	30,614,000	0	1,726,000
Net change in fair value	(11,989,000)	(25,716,000)		(1,924,000)
Depreciation and amortization	28,246,000	34,629,000	22,945,000	4,534,000
Allowance for doubtful accounts	(12,129,000)	(14,343,000)	(9,041,000)	1,947,000
Effects of foreign currency exchange loss	19,000	5,713,000	12,161,000	3,000
Share-based compensation	3,465,000	3,234,000	16,860,000	556,000
Deferred tax assets and liabilities	(5,771,000)	(395,000)	(38,000)	(926,000)
Share of associates' losses (income)	(2,547,000)	(2,496,000)	605,000	(409,000)
Loss on disposal of equipment and leasehold improvement	5,598,000	16,098,000	3,060,000	899,000
Changes in operating assets and liabilities:
Accounts receivable	(91,326,000)	(60,834,000)	575,000	(14,659,000)
Loans receivable	(225,000)	341,000	218,000	(36,000)
Amount due from related parties	(39,000)	1,639,000	139,000	(6,000)
Prepaid expenses and other current assets	(3,896,000)	13,727,000	(28,289,000)	(625,000)
Other non-current assets	3,297,000	6,284,000	(15,797,000)	529,000
Accounts payable	4,478,000	1,433,000	(3,387,000)	719,000
Amount due to related parties	6,000	5,000	(2,243,000)	1,000
Accrued expenses and other current liabilities	67,023,000	(10,780,000)	27,373,000	10,756,000
Deferred revenue	766,000	(1,259,000)	2,368,000	123,000
Long-term deposits payable	(1,639,000)	(1,136,000)	(349,000)	(263,000)
Net cash provided by (used in) operating activities	(31,734,000)	(314,966,000)	(118,458,000)	(5,093,000)
Cash flows from investing activities:
Decrease in Restricted cash	447,000	949,000	6,056,000	72,000
Placement/rollover of matured time deposits		(139,415,000)	(208,282,000)
Proceeds from maturity of time deposit		259,415,000	88,282,000
Purchases of equipment and leasehold improvement	(8,119,000)	(37,768,000)	(48,794,000)	(1,303,000)
Loan issuance	(98,053,000)	(72,070,000)	(16,150,000)	(15,739,000)
Receipt of loan principals	100,560,000	46,950,000	3,200,000	16,141,000
Business combinations, net of cash acquired		(26,587,000)	(8,649,000)
Purchase of equity investment		(1,900,000)	(6,535,000)
Advance to the escrow account related to the acquisition of subsidiary			(5,000,000)
Proceeds from disposal of equity investment			600,000
Net cash (used in) provided by investing activities	(5,165,000)	29,574,000	(195,272,000)	(829,000)
Cash flows from financing activities:
Share repurchases		(15,332,000)	(26,816,000)
Restricted cash-customers deposits	(7,486,000)	19,216,000	(8,343,000)	(1,202,000)
Payment of initial public offering costs		(1,315,000)	(13,572,000)
Proceeds from issuance of ordinary shares upon initial public offering			557,455,000
Proceeds from issuance of ordinary shares upon exercise of share options		583,000	2,664,000
Capital contributions from non-controlling interests		2,550,000	35,000
Repayment of advances from related parties			(1,338,000)
Net cash (used in) provided by financing activities	(7,486,000)	5,702,000	510,085,000	(1,202,000)
Effects of foreign exchange rate changes on cash and cash equivalents	(17,000)	(5,507,000)	(10,297,000)	(3,000)
Net increase (decrease) in cash and cash equivalents	(44,402,000)	(285,197,000)	186,058,000	(7,127,000)
Cash and cash equivalents at the beginning of the year	235,450,000	520,647,000	334,589,000	37,792,000
Cash and cash equivalents at the end of the year	191,048,000	235,450,000	520,647,000	30,665,000
Supplemental schedule of non-cash activities
Conversion of convertible redeemable preferred shares into ordinary shares			519,531,000
Consideration payable for business combination	33,774,000	44,227,000	1,587,000	5,421,000
Supplemental disclosure of cash flow information
Income tax paid	594,000	2,496,000	1,405,000	95,000
Interest paid

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a)    Organization and principal activities

        IFM Investments Limited (the "Company") was incorporated in the Cayman Islands on November 30, 2005, by IFM Holding Company Ltd. ("IFM Holding"), a Cayman Islands exempt company. In incorporating the Company, IFM Holding contributed all of its equity interests in IFM Company Ltd. ("IFM Co."), a Cayman Islands exempt company, to the Company. IFM Holding was a wholly-owned subsidiary of Maxpro International Enterprise, Inc. ("Maxpro"), a New York corporation. Maxpro was 100% owned by Mr. Donald Zhang through D&M Capital Corporation.

        On December 15, 2005, IFM Overseas Partners L.P., a Cayman Islands limited partnership (the "Partnership") was established and IFM Holding and IFM Overseas Limited became the limited and general partner of the Partnership, respectively. IFM Overseas Limited was 100% owned by Mr. Donald Zhang through Maxpro.

        On August 24, 2006, IFM Holding contributed all of its equity interests in the Company to the Partnership in exchange for 80% ownership therein. On the same date, Mr. Harry Lu was admitted to the Partnership as a limited partner with a 20% ownership.

        Following the contribution of the Company to the Partnership, on August 24, 2006, Goldman Sachs Strategic Investments (Asia) L.L.C. ("Goldman") committed to invest US$22.0 million (approximately RMB175.3 million) in the Company in exchange for 200.0 million Series A Preferred Shares.

        On August 18, 2006, the Company adopted an Employee Stock Option Plan (the "ESOP"). 40.0 million ordinary shares were reserved and authorized for issuance under the ESOP.

        On October 19, 2007, the Company issued 105.3 million Series B Preferred Shares to GL Asia Mauritius II Cayman Limited for US$40.0 million (approximately RMB300.6 million).

        On October 19, 2007, the shareholders of the Company approved to amend the ordinary shares reserved under the ESOP to 85.3 million and the ordinary shares authorized under the ESOP to 52.5 million.

        On February 21, 2008, the Company issued 6.1 million Series B Preferred Shares to Realogy Corporation ("Realogy") for US$2.3 million (approximately RMB16.7 million).

        On December 30, 2009, in preparation for the intended Qualified IPO and potential IPO as amended, the shareholders and Board of the Company approved resolutions effecting certain amendments to the authorised and issued share capital to effect a 10-for-one split of the Company's share capital pursuant to which each ordinary share, Series A and Series B convertible preferred share of the Company was subdivided into 10 shares at a par value of US$0.001 per share. All share and per share amounts presented in the consolidated financial statements have been restated on a retroactive basis to reflect the effect of the share split.

        On January 28, 2010, the Company offered 12,487,500 (equivalent to 4,162,500 after the ratio change as described in Note 1(a) under item 18) American Depositary Shares ("ADS"), representing 187,312,500 ordinary shares at US$7.00 each to public (equivalent of US$21.00 each to after ratio change as described in Note 1(a) under item 18), raising gross proceeds of RMB557.5 million. The Company's ADS are quoted on New York Stock Exchange ("NYSE").

        On February 2, 2010, upon the closing of the public offering, certain amendments to the authorised and issued share capital became effective as follows:

i)
increased the authorised share capital of the Company from US$1,325,114 divided into 1,013,746,760 ordinary shares, 200,000,000 Series A Preferred Shares and 111,367,270 Series B Preferred Shares to US$3,333,000 divided into 3,021,632,730 ordinary shares, 200,000,000 Series A Preferred Shares and 111,367,270 Series B Preferred Shares by the creation of an additional 2,007,885,970 ordinary shares;

ii)
reorganized the share capital such that the total authorised share capital of the Company of 3,333,000,000 shares of a nominal or par value of US$0.001 each being reclassified and re-designated into 3,133,000,000 Class A ordinary shares of a nominal or par value of US$0.001 each (the "Class A Ordinary Shares"), 100,000,000 Class B ordinary shares of a nominal or par value of US$0.001 each (the "Class B Ordinary Shares") and 100,000,000 preferred shares of a nominal or par value of US$0.001 each (the "Preferred Shares");

iii)
converted all of the then currently issued and outstanding 200,000,000 Series A Preferred Shares and 111,367,270 Series B Preferred Shares into 238,842,277 Class A Ordinary Shares; and

iv)
re-designated all of the then issued and outstanding ordinary shares into Class A Ordinary Shares on a one to one basis and further re-designated 80,502,938 of the then issued and outstanding Class A Ordinary Shares registered in the name of Goldman Sachs Strategic Investments (Asia) L.L.C. into 80,502,938 Class B Ordinary Shares.

        On May 9, 2011, Goldman Sachs Strategic Investments (Asia) L.L.C converted all of its 80,502,938 Class B ordinary shares into 80,502,938 Class A ordinary shares.

        The Company changed the ratio of its American depositary shares ("ADSs") to Class A ordinary shares from 1:15 to 1:45 (the "Ratio Change") effective April 16, 2012. Pursuant to the Ratio Change, the record holders of the Company's ADS as of the effective date were entitled to receive one (1) new ADS, each representing forty-five (45) shares, in exchange for every three (3) ADSs held by them. No new shares were issued in connection with the Ratio Change. All ADSs and per ADS amounts presented in the consolidated financial statements have been restated on a retroactive basis to reflect the effect of the Ratio Change.

        The Company's subsidiaries are principally engaged in franchising the CENTURY 21® brand name and operation systems to regional sub-franchisees and outlet stores (collectively "franchisees") that are independently-owned and operated. The Company provides operational and administrative services, tools and systems to franchisees, which are designed to assist franchisees in achieving increased revenue and profitability. Specifically, the Company and its subsidiaries operate in the following businesses:

(i)
Company-owned Brokerage Services-operates a full-service real estate brokerage business under the CENTURY 21® brand name in the People's Republic of China ("PRC").

(ii)
Primary and Commercial Services-comprises three business units, which provide primary real estate agency services including planning, consulting, and brokerage services to commercial and residential property developers.
(iii)
Mortgage Management Services-provides real estate mortgage brokerage and comprehensive advisory services in connection with the selection, application for and procurement of mortgage products to banks and home buyers, with part of these services provided in connection with the Company's real estate brokerage services business. Commencing from the third quarter of 2010, the Company also began to offer entrusted and mortgage credit loans to consumers, with terms ranging from two to twelve months, which are secured with the borrowers' properties, at an average loan-to-value ratio of approximately 50%.

(iv)
Franchise Services-franchises the CENTURY 21® brand name and operation system in the PRC. On March 22, 2000, IFM Company Limited ("IFM Co."), one of the wholly-owned subsidiaries of the Company, entered into an arrangement, a Restated Century 21 International Subfranchise Agreement For the People's Republic of China ("Master Franchise Agreement"), with Cendant Global Services B.V. ("Cendant"), the owner of the CENTURY 21® brand, to acquire the exclusive right to use the CENTURY 21® brand and operation system in the PRC, from year 2000 to 2025 and is extendable at the Group's election for unlimited additional terms of 25 years upon payment of renewal fees of US$4.5 million for each renewal. Cendant Corporation, Cendant's parent company, subsequently restructured their business and spun off Cendant into Realogy. As part of this spin-off, Cendant assigned its rights under the Master Franchise Agreement to Realogy.

        The Company and its subsidiaries are collectively referred to as the "Group".

b)    Reorganization

        The Company was established in the Cayman Islands in 2005 and subsequently reorganized on August 24, 2006 to be the holding company of its subsidiaries to facilitate investments by private equity investors (the "Reorganization"). To complete the Reorganization, entities that were held by Beijing Xinye Jia Yuan Real Estate Consulting Co., Ltd. ("Xinye"), a wholly-owned foreign enterprise, which were under the common control of Mr. Donald Zhang and Mr. Harry Lu, were transferred to the Company. These entities held by Xinye were:

Name		Place of registration / operation	% of Ownership held by Xinye	Effective date of transfer to the Company	Principal activity
1	Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")	PRC	51%	Dec 4, 2008	Real estate franchising
2	Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	PRC	11%	Aug 12, 2008	Real estate franchising
3	Xiamen Shijitonghe Real Estate Consultant Co., Ltd. ("Xiamen")	PRC	10%	Dec 26, 2008	Real estate franchising
4	Shandong Jinan Sanlian Real Estate Brokerage Co., Ltd. ("Shandong")	PRC	15%	Dec 4,2006	Real estate franchising
5	Shaanxi Lide Industry Investments Co., Ltd. ("Xian")	PRC	10%	Feb 9, 2009	Real estate franchising

        The above entities were owned by Xinye and were transferred to the Company upon the completion of the Reorganization on February 9, 2009.

        Since Xinye and the Company were under common control of Mr. Donald Zhang and Mr. Harry Lu, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the years presented.

c)     Major subsidiaries, variable interest entities ("VIE") and equity investments

        As of December 31, 2012, the Company's major subsidiaries, VIEs and equity investments are listed below.

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
Subsidiaries
1	IFM Company Ltd. ("IFM Co.")	Oct 4, 1999	Cayman Islands	100%	Subsidiary	Holding franchise right
2	Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	Mar 1, 2000	PRC	100%	Subsidiary	Real estate franchising
3	Genius Nation Investments Ltd. ("Genius")	May 18, 2006	British Virgin Islands	100%	Subsidiary	Investment holding
4	Shanghai Ruifeng Real Estate Investments Consultant Co., Ltd. ("Shanghai Ruifeng")	Sep 28, 2006	PRC	100%	Subsidiary	Real estate brokerage service
5	Beijing Anxin Ruide Real Estate Brokerage Co., Ltd.("Beijing Anxin")	Oct 19, 2006	PRC	100%	Subsidiary	Real estate brokerage service
6	Shanghai Anshijie Real Estate Consultant Co., Ltd. ("Anshijie")	Nov 28, 2006	PRC	100%	Subsidiary	Investment holding
7	Beijing Kaisheng Jinglue Guarantee Co., Ltd., ("MMC BJ")	Aug 13, 2007	PRC	100%	Subsidiary	Real estate mortgage brokerage service
8	Kaisheng Jinglue (Shanghai) Investment Management Co., Ltd. ("MMC SH")	Apr 8, 2008	PRC	100%	Subsidiary	Real estate mortgage brokerage service
9	Beijing IFM International Real Estate Brokerage Co., Ltd. ("IFM BJ Broker")	May 27, 2008	PRC	100%	Subsidiary	Real estate franchising
10	Beijing IFM Investment Managements Limited ("IFM BJ Inv")	Sep 27, 2008	PRC	100%	Subsidiary	Investment holding
11	Shanghai Ruifeng Investment Managements Limited ("Ruifeng Inv")	Nov 20, 2008	PRC	100%	Subsidiary	Real estate brokerage service

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
12	Beijing Huachuang Xunjie Technology Co., Ltd. ("Huachuang")	July 16, 2009	PRC	100%	Subsidiary	Software development and licensing
13	Business Vision Management Consultants Limited ("BVMC")	Sep 18, 2009	HK	85%	Subsidiary	Investment holding
14	Beijing Kaicheng Huaxin Investment Consultants Limited ("PRI")	Oct 20, 2009	PRC	70%	Subsidiary	Primary residential properties market advisory service
15	Beijing Xinrui Shijiao Business Managements Consultant Co., Ltd. ("COM")	Jan 4, 2010	PRC	85%	Subsidiary	Commercial properties market advisory service
16	Shenzhen Kaian Investments Guarantee Co., Ltd ("Kaian")	Mar 10, 2010	PRC	100%	Subsidiary	Real estate mortgage brokerage service
17	Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Jul 21, 2010	PRC	75%	Subsidiary	Fund management
18	Beijing Kudiantongfang Technology Co., Ltd. ("Kudian")	Apr 6,2011	PRC	100%	Subsidiary	Software development and licensing
19	GuangZhou Anshijie Real Estate Brokerage Co., Ltd. ("GZASJ")	Jun 10,2011	PRC	100%	Subsidiary	Real estate brokerage service
20	Sichuan Ruichangyuan Investment management Co., Ltd. ("CD Ruichuangyuan")	Jun 20,2011	PRC	100%	Subsidiary	Investment and management consulting
21	Beijing SG Xinrui Real Estate Brokerage Co., Ltd.	Aug 4,2011	PRC	55%	Subsidiary	Primary real estate agency service
22	City Integrated Residential Services (China) Limited ("CIR")*	Oct 25, 2000	HK	100%	Subsidiary	Investment holding
23	CIR Real Estate Consultant (Shenzhen) Co., Ltd. ("Shenzhen CIR")*	Sep 15, 2005	PRC	100%	Subsidiary	Real estate brokerage service
24	Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")*	Sep 29, 2002	PRC	100%	Subsidiary	Real estate franchising
25	Chengdu Yize Real Estate Brokerage Co., Ltd. ("IFM CD")*	Sept 4,2003	PRC	100%	Subsidiary	Real estate franchising
26	Chengdu Yichuan Real Estate Brokerage Co., Ltd. ("Chengdu Yichuan")*	Jun 28, 2006	PRC	100%	Subsidiary	Real estate brokerage service

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
27	Sichuan Yidao Real Estate Brokerage Co., Ltd. ("MMC CD")*	Mar 4, 2004	PRC	100%	Subsidiary	Real estate mortgage brokerage service
28	SG International Investments Limited ("Shanggu")*	Jan 25,2011	Cayman Islands	55%	Subsidiary	Investment holding
29	SG Strategic Investments (Hong Kong) Limited ("SG HK")*	Feb 23,2011	HK	55%	Subsidiary	Investment holding
30	Beijing SG New Century Consulting Service Company*	May 19,2011	PRC	55%	Subsidiary	Primary real estate agency service
31	Shenzhen Quancheng Management Services Co.Ltd	Oct 30,2012	PRC	100%	Subsidiary	Real estate brokerage service
32	Sichuan Ruichuan Real Estate Brokerage Co., Ltd. ("Sichuan Ruichuan")*	Nov 23,2011	PRC	100%	Subsidiary	Real estate brokerage service
VIEs and VIEs' Subsidiaries
1	Beijing Huaxing Tianye Investment Management Co., Ltd ("Huaxing")	Sept 6, 2010	PRC	100%	VIE	Investment management
2	Beijing Kaisheng Chuangfu Investment Co., Ltd ("Chuangfu")	Sept 6, 2010	PRC	100%	VIE	Investment management
3	Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. ("Anxin Inv")	Nov 24,2010	PRC	100%	VIE	Real estate brokerage service
4	Beijing Hui Jin Mortgage Limited Company ("Hui Jin")	Sep 10,2009	PRC	100%	Subsidiary	Real estate mortgage brokerage service

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
Equity Investments
1	Shaanxi Lide Industry Investments Co., Ltd. ("Xian")	Dec 12, 2006	PRC	10%	Investment under the equity method	Real estate franchising
2	Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership")	July 21, 2010	PRC	75%	Investment under the equity method	Fund management
3	Tianjin Shiji TianRe Equity Fund Limited Partnership ("TianRe Fund I")	Aug 19, 2010	PRC	4.14%	Investment under the equity method	Fund investment

*-The subsidiaries marked with * were acquired by the Group through business combination.

d)    Liquidity

        The Group's consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net loss of approximately RMB163.7 million for the year ended December 31, 2010, net loss of approximately RMB340.4 million for the year ended December 31, 2011, and net loss of approximately RMB50.1 million for the year ended December 31, 2012.The net cash used in operating activities was approximately RMB118.5 million for the year ended December 31, 2010, the net cash used in operating activities was approximately RMB315.0 million for the year ended December 31, 2011, and the net cash used in operating activities was approximately RMB31.7 million for the year ended December 31, 2012. Accumulated deficit was RMB638.4 million and RMB691.9 million as of December 31, 2011 and 2012, respectively. The Group assesses its liquidity by considering its ability to generate cash to fund its operations, its ability to attract investors and its ability to borrow funds on favorable economic terms. Historically, the Group has relied principally on both operational sources of cash, as well as non-operational sources of financing, from related parties and outside investors, to fund its operations and capital expansion needs. Furthermore, the Company received gross proceeds of RMB557.5 million from its initial public offering on the New York Stock Exchange on January 28, 2010. Since then, the Group has utilized a significant amount of cash on hand and the proceeds from initial public offering to open more sales offices in Beijing, Shanghai, Shenzhen and Chengdu as the Group expanded its network of company-owned brokerage services throughout the first quarter of 2011, and to expand its mortgage management services and primary and commercial services throughout 2011 and 2012. The Group has reduced the number of sales offices significantly from 621 as of December 31, 2010 to 386 as of December 31, 2011, and continue to reduce the number of sales office to 321 as of December 31, 2012. As a result, the Group expects to incur less fixed costs for company-owned brokerage services with less sales offices and less sales staff. The Group's consolidated financial statements have been prepared on a going concern basis.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)    Basis of preparation and consolidation

        The Group's consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation. The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

        The Reorganization as described in Note 1(b) above has been accounted for as a reorganization of businesses under common control in a manner similar to a pooling of interests. Accordingly, the accompanying consolidated financial statements of the Group include the assets and liabilities of the subsidiaries at their historical carrying amounts. In addition, the accompanying consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows include the results of operations and cash flows of the Group, as if the current group structure had been in existence throughout the years presented.

        A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

        A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, has controlling financial interest of the entity. The Company or its subsidiary is considered to be the primary beneficiary if the Company or its subsidiary has the power to direct the activities that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

        Investments in business entities, including a limited partnership (see Note 7), in which the Group does not have control but has the ability to exercise significant influence over operating and financial policies or is the general partner, are accounted for using the equity method.

b)    Use of estimates

        The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group's consolidated financial statements mainly include the useful lives of property and equipment and intangible assets, allowance for doubtful accounts, allowance for loan impairment, provision for losses associated with the interim financial guarantees, valuation allowance of deferred tax assets, and purchase price allocation relating to business combinations as well as property and equipment and goodwill and intangible assets impairment assessment. In addition, the Group uses assumptions in the valuation model to estimate the fair value of share options granted. The Group bases its estimates of the carrying value of certain assets and liabilities on historical experience and on other various factors that they believe to be reasonable under the circumstances, when the carrying values are not readily available from other sources.

c)     Convenience translation

        Translations of balances in the consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows from RMB into United States dollars ("US$") as of and for the year ended December 31, 2012 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2301, representing the rate as certified by the H.10 weekly statistical release of the Federal Reserve Board on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

d)    Cash and cash equivalents and cash in bank-time deposits

        Cash and cash equivalents consist of cash on hand and demand deposits which are unrestricted as to withdrawal or use, and which have maturities of three months or less.

        Cash in bank-time deposits consist of time deposits with banks with maturities of more than three months and less than one year.

e)    Restricted cash

        The restricted cash relates to (i) initial sales deposits received from the property buyers on behalf of the property sellers during the purchase process, which are deposited into designated bank accounts, (ii) cash deposited into banking institutions as security deposits for the mortgage management services, and (iii) cash proceeds related to National Advertising Fund (as defined in Note 2(k)) for marketing purposes on behalf of its franchisees. The total amount of restricted cash was approximately RMB11.0 million and RMB18.0 million as of December 31, 2011 and 2012, respectively.

f)     Accounts receivable

        Accounts receivable represent amounts recognized as revenue which have yet to be received from customers and franchisees. The Group accrues an allowance for doubtful accounts for those receivable balances which are unlikely to be collected based on management's analysis and estimates. Accounts receivable are stated net of the allowance for doubtful accounts.

g)     Property and equipment

        Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computers and software	5 years
Furniture, fixtures and equipment	5 years
Vehicles	5 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

        Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. Gains and losses from the disposal of property and equipment are included in income (loss) from operations.

h)    Intangible assets

        Intangible assets as of December 31, 2011 and 2012 consisted of:

i)
CENTURY 21® franchise rights acquired from Realogy represent the rights to use and sub-franchise the CENTURY 21® brand in the PRC for an initial period of 25 years (see Note 11). The Group amortizes intangible assets over their estimated useful lives on a straight-line basis.

ii)
Acquired intangible assets include the reacquired CENTURY 21® franchise rights, customer relationships, real estate listing databases, trademark, and sub-franchisee base, brand name and mortgage credit license (see Note 11). Acquired intangible assets are recorded at fair value on the acquisition date and the Group amortizes the definite-lived intangible assets over their estimated useful lives on a straight-line basis. The value of indefinite-live intangible assets is not amortized, but tested for impairment annually on November 30 of each year, or whenever events or changes in circumstances indicate the carrying value of the assets may not be recoverable.

i)     Goodwill and indefinite-lived intangible assets

        Goodwill represents the excess of costs over fair value of assets of businesses acquired. Any shortfall represents the amount of goodwill impairment. Commencing on January 1, 2012, the Company adopted the ASU 2011-08 issued by the Financial Accounting Standards Board ("FASB") for the revised guidance on "Testing of Goodwill for Impairment." Under this guidance, the Company has the option to choose whether it will apply the qualitative assessment first before the quantitative assessment. As permited by this guidance, the Group bypassed the qualitative assessment for all its reporting units and proceeded directly to step one of the two-step goodwill impairment test. The two-step goodwill impairment test is performed by the Group annually or more frequently if circumstances indicate impairment may have occurred. The first step compares the fair value of each reporting unit to its carrying amount. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

        Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the intangible assets to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

        The Group reviews the carrying amounts of goodwill and other indefinite-lived intangible assets at November 30 each year to determine if such assets may be impaired. Goodwill impairment losses for the years ended December 31, 2010, 2011 and 2012 were nil, RMB30.6 million and RMB10.8 million, respectively. For indefinite-lived intangible assets, there is no impairment losses incurred for all the years presented.

j)     Impairment of long-lived assets

        The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the statements of operations for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the years presented.

k)    Revenue recognition

        The Group recognizes revenue where there is persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded net of sales related taxes and discounts.

Company-Owned Brokerage Services

        As an owner-operator of real estate brokerages, the Group assists customers in listing, marketing, selling, leasing and finding secondary properties and earns brokerage commissions. Brokerage commissions earned are recorded as revenue upon the signing of a real estate sales and purchase agreement between the buyer and the seller or rental agreement between the tenant and the landlord. The signing of such agreements is the evidence of recognition of the provision of the Group's services by the customers.

        Under primary property projects, the Group recognizes the commission revenue when the relevant purchase contract between property developers and property buyers become unconditional or irrevocable, and the services as stipulated in the agency contracts have been rendered by the Group. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as total volume over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

        The staff commissions are recognized concurrently with the associated brokerage commission revenues, which are upon executing the sales and purchase agreement or rental agreement, and are presented as part of commissions and other agent-related costs in the consolidated statements of operations.

Primary and Commercial Services

        The Group provides marketing and sales agency services to real estate developers. The Group recognizes the commission revenue for residential properties when the relevant purchase contract between property developers and property buyers become unconditional or irrevocable, and the services as stipulated in the agency contracts have been rendered by the Group. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as total volume over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

        For the commercial properties, the Group recognizes commission revenue when the relevant purchase contract between the property developer and the property buyer becomes unconditional or irrevocable, the services as stipulated in the relevant agency contracts have been rendered by the Group, and the purchase amount set forth in the relevant purchase contract has been received by the property developer. Therefore, the Group recognizes commission revenue in installments in proportion to the purchased amount that has been received by the property developer under the relevant purchase contract, or in installments as agreed with the developers under the contractual terms.

        The Group provides real estate consulting and agency services to commercial property developers. The Group recognizes revenue on consulting services when it has completed its services.

Mortgage Management Services

        The Group provides mortgage management services, many of which are provided in connection with the company-owned brokerage services business. The Group historically also provides interim financial guarantees to banking institutions in Beijing for a period ranging from approximately one to six months while government-owned property registries process and release the relevant mortgage pledge documents to the relevant banking institutions. Since the second quarter of 2010, the Group ceased to provide such interim financial guarantees.

        The mortgage management services income is recognized on a net basis when the mortgage loan funds are disbursed by banks to the customers. The financial guarantee revenue is recognized when the respective mortgage pledge documents are collateralized by the banking institutions.

        The group also began to offer entrusted and mortgage credit loans, through its partnership arrangement with certain banks, and through the mortgage credit to consumers in the lives of loans, since the third quarter of 2010. Income for the entrusted and mortgage credit loans is recognized in the income statement over the lives of the loans, based on effective interest rates and services charges. The Group reviews the carrying amounts of entrusted and mortgage credit loans at each quarter end or more frequently if circumstances indicated impairment may have occurred. The Group did not incur any impairment losses on the entrusted and mortgage credit loans for the years ended December 31, 2011 and 2012.

Franchise Services

        The Group recognizes franchise fee revenue as earned. Franchise revenue includes initial franchise fees, which are generally non-refundable and recognized by the Group as revenue when all services or conditions relating to the initial franchise fee have been performed and the Group has fulfilled all its commitments and obligations (generally when a franchisee commences its operations under the CENTURY 21® brand). Franchise revenue also consists of recurring franchise fees received from the Group's franchisees. The recurring franchise fees received are primarily based on the higher of a percentage of the franchisees' monthly gross income or a fixed minimum monthly amount. The recurring franchise fees are accrued as the underlying franchisee revenue is earned. For the years ended December 31, 2010, 2011 and 2012, the Group's initial franchise fees were RMB1.3 million, RMB10.3 million and RMB5.4 million, respectively.

        The Group also collects marketing fees from its franchisees and utilizes such fees to fund advertising campaigns on behalf of its franchisees (known as National Advertising Fund, or NAF). The NAF collected from the franchisees are restricted cash and correspond to the policy on restricted cash (see Note 2(e)). Management fee income of NAF, which is 15% of marketing fees collected from franchisees, is recognized in proportion to the NAF spent during the reporting periods.

l)     Loans receivable and allowance for loans receivable

        Loans are reported at their outstanding principal balances net of any unearned income and unamortized deferred fees and costs. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to income over the lives of the related loans. Based on management's initial intent and ability with regard to those loans, all the loans are held-for-investment and are classified as Loans, net of unearned income on the Consolidated Balance Sheets, and the related cash flows are included within the cash flows from investing activities category in the Consolidated Statement of Cash Flows on the lines Providing loans and Receipt of loan principals.

        As a general policy, interest accrual ceases when monthly interest payments are 90 days contractually past due.

        Allowance for loan impairment represents management's best estimate of probable impairment inherent in the portfolio, as well as probable impairment related to large individually evaluated impaired attribution of the allowance is made for analytical purposes only, and the entire allowance is available to absorb probable loan impairment inherent in the overall portfolio. Additions to the allowance are made through the provision for loan impairment. Loan impairments are deducted from the allowance, and subsequent recoveries are added.

        No impairment of loans receivable was recognized for the years ended December 31, 2011 and 2012.

m)   Deferred revenue

        Deferred revenue generally consists of advances of brokerage commissions from customers for company-owned brokerage services and advances received from franchisees for initial franchise fees paid prior to the Group fulfilling its obligations as of balance sheet dates and they are recognized and transferred to revenue upon rendering of the services.

n)    Advertising expenses

        Advertising costs are expensed as incurred. Advertising-related expenses, including promotional expenses and production costs of marketing materials, amounted to RMB30.8 million, RMB51.9 million and RMB25.2 million during the years ended December 31, 2010, 2011 and 2012, respectively.

o)    Business taxes, value added taxes and related surcharges

        The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on revenue at an applicable rate between 5.6% and 5.65% and is recorded as a reduction of revenues.

        On November 16, 2011, the PRC Ministry of Finance and the State Administration of Taxation jointly issued the Implementation Measures on the Pilot Progress of Replacing the Business Tax with a Value-Added Tax in Transport and some Modern Service Industries. On July 31, 2012, the PRC Ministry of Finance and the State Administration of Taxation jointly issued the Notice on expanding the Pilot Progress of Replacing the Business Tax with a Value-Added Tax to Beijing and other 8 provinces and cities. According to the VAT pilot progress rules, The VAT pilot rules change the charge of sales tax from business tax to VAT for certain service industries, including consulting service and advertising industries, in Shanghai, Beijing and Shenzhen. Some of our subsidiaries located in Beijing, fall within the pilot arrangements and are recognized as VAT general taxpayers at the rate of 6% and stopped paying business tax from September 1, 2012 onward.

p)    Foreign currency translation

        The functional currency of the Company and its subsidiaries is RMB. Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations.

q)    Fair value measurements

        The Group's financial instruments include cash and cash equivalents, restricted cash, accounts receivable, amounts due from/to related parties, loans receivable, prepaid and other current assets, equity investments, non-current assets, accounts payable, financial guarantees, accrued expenses, other liabilities and long-term deposits payable. The carrying amounts of these financial instruments approximate their fair values. A three-tier hierarchy is established which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-include other inputs that are directly or indirectly observable in the marketplace.

Level 3-unobservable inputs which are supported by little or no market activity.

        The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

        The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2011 and 2012.

		Fair value measurement at reporting date using
Items	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent consideration payable	44,227,000	-	-	44,227,000

Total	44,227,000	-	-	44,227,000

		Fair value measurement at reporting date using
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	106,000,000	-	106,000,000	-
Contingent consideration payable	33,773,915	-	-	33,773,915

Total	139,773,915	-	106,000,000	33,773,915

Cash Equivalents

        The Company's cash equivalents mainly consist of time deposits placed with banks with an original maturity of three months or less. The fair value of time deposits is determined based on the pervasive interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Company classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. This is because there generally are no quoted prices in active markets for identical time deposits at the reporting date. Hence, in order to determine the fair value, the Company must use observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Contingent consideration payable

        The following summarizes the Group's contingent consideration payable as of December 31, 2012 (in RMB thousands):

Balance as of December 31, 2011	44,227
Purchases, sales, issuances, and settlements (net)	-
Total gains or losses for the period	(10,453)

Balance as of December 31, 2012	33,774

        Contingent consideration payable arose from the acquisition of SG International Investments Limited ("Shanggu") (note 2(u) and 9) and were valued based on estimated outcomes of the contingency and their probabilities. The Group classifies the valuation techniques that use these inputs as Level 3.

        The Group determined the fair value of the contingent consideration liability based on a probability-weighted cash flow analysis. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration liability associated with those future earn-out payments was based on several factors including:

•
Collected cash to revenue ratio, which reflected the acquired business' ability to collect cash generated from revenue;

•
The estimated profit performance of the acquired business in the earn-out periods based on scenario analysis;

•
The estimated probability of achieving the pre-determined profit performance target in the earn-out period; and

•
Discount rate, which reflected the uncertainty associated with payments of contingent consideration;

        The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

        The following summarizes the net change in fair value recorded for the years ended December 31, 2011 and 2012:

	Years ended December 31,
	2011	2012
Net change in fair value in contingent consideration	25,716	10,453
Net change in fair value in post-employees' options	-	1,536

Total net change in fair value	25,716	11,989

Short-Term Receivables, Loan receivables and Payables

        Accounts receivable, loan receivables and prepaid and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable, accrued expenses and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The Company estimated fair values of short-term receivables and payables using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Other non-current assets and Long-term deposits payable

        Other non-current assets are financial assets with carrying values that approximate fair value due to the change in fair value after considering the discount rate, being immaterial. Long-term deposits payable are financial liabilities with carrying values that approximate fair value due to the change in fair value after considering the discount rate, being immaterial. The Company estimated fair values of prepaid non-current assets and long-term accounts payable using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Assets Measured at Fair Value on a Nonrecurring Basis

        The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2012:

		Fair value measurement at reporting date using
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Goodwill	103,942,191	-	-	103,942,191

Total	103,942,191	-	-	103,942,191

Goodwill

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired as a result of the Company's acquisition of interests in its subsidiaries. In 2012, the goodwill impairment loss was RMB10.8 million (US$1.7 million). See Note 10-Goodwill.

r)     Share-based compensation

        The Company issues share options granted under a share incentive plan. We use a fair-value based method to account for share-based compensation. Accordingly, share-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employees' requisite service period. For options that were granted with performance conditions which vest subsequent to our initial public offering, share-based compensation expenses would be recognized upon the offering using the graded-vesting method. Share-based compensation for the remaining options granted with service conditions are recognized using straight-line method, net of a forfeiture rate, over the requisite service period of the award, which is the vesting term, based on the fair value of the award on the grant date. Share-based compensation expense is charged to additional paid-in capital section in the consolidated balance sheets. In determining the fair value of share options granted, the Black-Scholes valuation model is applied.

s)     Business combinations

        The Company accounts for business combinations using the acquisition method and accordingly, the identifiable assets acquired, the liabilities assumed, and any non controlling interest in the acquiree are recorded at their acquisition date fair values. Goodwill represents the excess of the purchase price over the fair value of net assets, including the amount assigned to identifiable intangible assets. The primary drivers that generate goodwill are the value of synergies between the acquired entities and the Company and the acquired assembled workforce, neither of which qualifies as an identifiable intangible asset. Identifiable intangible assets with finite lives are amortized over their useful lives. Acquisition-related costs, including advisory, legal, accounting, valuation and other costs, are expensed in the periods in which the costs are incurred. The results of operations of acquired businesses are included in the Consolidated Financial Statements from the acquisition date.

t)     Equity investments

        For the investments in business entities accounted for using the equity method, the Group's share of the post-acquisition profits or losses is recognized in the consolidated statements of operations and its share of post-acquisition movements in reserves is recognized in reserves. When the Group's share of losses in a business entity equals or exceeds its interest in this entity, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the business entity.

        The Group reviews such for impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investments. The fair determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. The three equity method investments as of December 31, 2010, 2011 and 2012 were Xian, Fund Management Partnership and TianRe Fund I (see Note 7). Xiamen was disposed of in the year ended December 31, 2010. No impairment losses were recorded for the year ended December 31, 2010, 2011 and 2012.

u)    Non-controlling interests

        In September 2009, the Group established a majority-owned subsidiary, namely BVMC, in which the Group owned an 85% equity interest. In October 2009, the Group established a majority-owned subsidiary, namely PRI, in which the Group owned a 70% equity interest.

        On June 14, 2011, the Company initially acquired 55% of the equity interest of Shanggu and will acquire another 35% between 2014 and 2019 at the seller's option which the Company does not control, which is considered a put right. The portion of the non-controlling interest that can be put to the Company is accounted for as a mandatorily redeemable security because redemption is outside of the Company's control and is reported in the mezzanine equity section as redeemable non-controlling interest. The exercise price of this put right is calculated using a formula based on the future net profits of Shanggu. The fair value of the non-controlling interest was calculated using a combination of a discounted cash flow model and market comparables of similar transactions and companies. Before June 30, 2014 when the non-controlling interest is not currently redeemable and it is probable that it will become redeemable, any subsequent changes in the redemption value will be recognized immediately as they occur with the carrying amount adjusted to the redemption value at the end of each reporting period. Subsequent to June 30, 2014, when the non-controlling interest is currently redeemable, its carrying amount will be adjusted to the maximum redemption value as of the balance sheet date for each period end. In the calculation of the Group's net income (loss) per share (notes 2(z) and 9(b)). these adjustments to redemption value are calculated after allocating the net income or loss attributable to this non-controlling interest. These periodic adjustments are reflected only to the extent of any excess of the redemption value over fair value.

        On July 21, 2010, TianRe Co., Ltd. was established with 65% of its equity interests owned by the Company. On November 15, 2011, Beijing IFM Investment Managements Limited, Everising Investment Management Company Ltd. and an ex-employee entered into a share purchase agreement whereby the ex-employee transferred his 10% stake in TianRe Co., Ltd to the Company through IFM BJ Inv for total consideration of RMB1.9 million. The remaining 25% is owned by Everising Investment Management Company Ltd. ("Everising"), a third party investment advisory firm.

        As of December 31, 2012, non-controlling interests are comprised of 15% of the net assets of BVMC held by Mr. Cai Yuxiang, 30% of the net assets of PRI held by Ms. Fang Na, 25% of the net assets of TianRe Co., Ltd. held by Everising and 45% of the net assets of Shanggu held by Mr. Wu Jiang, of which 35% is redeemable.

v)     Income tax

        Income taxes are accounted for using an asset and liability approach which requires the recognition of income taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Company's financial statements or tax returns. Deferred income taxes are determined based on the differences between the accounting basis and the tax basis of assets and liabilities and are measured using the currently enacted tax rates and laws. Deferred tax assets are reduced by a valuation allowance, if based on available evidence, it is considered that it is more likely than not that some portion of or all of the deferred tax assets will not be realized. In making such determination, the Company considers factors including future reversals of existing taxable temporary differences, future profitability, and tax planning strategies. If events were to occur in the future that would allow the Company to realize more of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred. If events were to occur in the future that would require the Company to realize less of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the valuation allowance against deferred tax assets that would decrease income for the period when those events occurred. Significant management judgment is required in determining income tax expense and deferred tax assets and liabilities.

        The Company's deferred tax assets relate to net operating losses and temporary differences between accounting basis and tax basis for the Company China-based subsidiaries and VIEs, which are subject to corporate income tax in the PRC under the PRC Corporate Income Tax Law (the "CIT Law").

PRC Withholding Tax on Dividends

        The CIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside mainland China. A lower withholding tax rate will be applied if there is a tax treaty between mainland China and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be subject to a 5% withholding tax rate under the Arrangement Between the PRC and the Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital (the "China-HK Tax Arrangement") if such holding company is considered a non-PRC resident enterprise and holds at least 25% of the equity interests in the PRC foreign invested enterprise distributing the dividends, subject to approval of the PRC local tax authority. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable PRC tax regulations, such dividend may remain subject to a withholding tax rate of 10%.

Uncertain Tax Positions

        The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group's uncertain tax positions and determining its provision for income taxes. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2010, 2011 and 2012. As of December 31, 2012, the Group did not have any significant unrecognized uncertain tax positions.

w)    Guarantees

        For certain guarantees a guarantor is required to recognize a liability for the fair value of the obligation undertaken in issuing the guarantee. For the periods prior to 2011 covered by these financial statements, the Group provided interim guarantee services to banking institutions for the mortgage services it refers to banks as part of its mortgage management services in Beijing. An interim guarantee covers the period beginning when the bank disburses the mortgage loan to the property buyer and ending when the mortgage registration certificate is issued to the bank by the applicable property registry, which generally takes one to six months. Since the second quarter of 2010, the Group no longer offers interim guarantee services in Beijing due to regulatory changes.

x)     Statutory reserves

        The Company's subsidiaries in the PRC are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China's Foreign Investment.

        Enterprises, the subsidiaries registered as wholly-owned foreign enterprises or sino-jointly invested companies under PRC law are required to make appropriations from its after-tax profits as determined under the Accounting Standards for Business Enterprises and the "Accounting System for Business Enterprises" as promulgated by the State of the People's Republic of China ("PRC GAAP") to non-distributable reserve fund, including a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The appropriation to the general reserve fund must be at least 10% of their after tax profits as determined under PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the boards of directors of the related subsidiaries. In addition, in accordance with the China Company Laws, the subsidiaries of the Company registered as China domestic companies must make appropriations from its after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the statutory public welfare fund and discretionary surplus fund is made at the discretion of the respective company.

        The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increase in registered capital of the respective company. The enterprise expansion fund can be used to expand production or to increase registered capital. The staff bonus and welfare fund is available to fund payments of special bonus to staff and for collective welfare benefits. The statutory public welfare fund is restricted to capital expenditures for the welfare of employees.

        Other statutory reserves are not transferable to the Company in the form of cash dividends, loans or advances and are therefore not available for distribution except in liquidation.

        For the year ended December 31, 2010, appropriations of RMB4,422,426 to the general reserve funds and statutory surplus funds ("statutory reserve funds") were made. No statutory reserve fund appropriations were made for the year ended December 31, 2011 and 2012, as either the surplus fund has reached 50% of the registered capital of the respective companies which had an accumulated after tax profits, or the companies had an accumulated after tax losses. No other reserve funds were made for all the years presented.

y)     Operating lease

        Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessor are expensed on a straight-line basis over the terms of the underlying lease.

z)     Net income (loss) per share and per ADS

        Basic net income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights to the extent that each class may share income for the period, whereas net loss is allocated to ordinary shares because other participating securities are not contractually obligated to share the loss of the Group. The Group's convertible redeemable preferred shares are participating securities. These preferred shares were converted on February 2, 2010 (see Note 18) and were no longer outstanding as of December 31, 2011 and 2012. Diluted net income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the exercise of share options (using the treasury stock method) and the conversion of the convertible redeemable preferred shares (using the if-converted method). Ordinary shares equivalents are not included in the denominator of the diluted net income (loss) per share calculation when inclusion of such shares would be anti-dilutive. Basic and diluted net income (loss) per ADS has been computed by multiplying the net income (loss) per share by 45, which is the number of shares represented by each ADS.

        The change in the carrying value of the redeemable NCI is reflected in the Group's net income (loss) per share and per ADS using the two-class method at the consolidated level. Periodic adjustments to recognize changes in redemption value are reflected in the Group's net income (loss) per share and per ADS only to the extent of any excess of the redemption value over initial fair value.

aa)   Comprehensive Income

        Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners.

        For the years ended December 31, 2010, 2011 and 2012, there was no comprehensive income for the Group.

bb)  Recent accounting pronouncements with impact on the financial statements of the Company

        In July 2012, the FASB issued revised guidance on "Testing Indefinite-Lived Intangible Assets for Impairment." The revised guidance applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Under the revised guidance, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass a qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. In conducting a qualitative assessment, an entity should consider the extent to which relevant events and circumstances, both individually and in the aggregate, could have affected the significant inputs used to determine the fair value of the indefinite-lived intangible asset since the last assessment. An entity also should consider whether there have been changes to the carrying amount of the indefinite-lived intangible asset when evaluating whether it is more likely than not that the indefinite-lived intangible asset is impaired. An entity should consider positive and mitigating events and circumstances that could affect its determination of whether it is more likely than not that the indefinite-lived intangible asset is impaired. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company does not expect any material impact on its consolidated finical statements when adopting this guidance on January 1, 2013.

CERTAIN RISKS	12 Months Ended
Dec. 31, 2012
CERTAIN RISKS
Concentration Risk Disclosure [Text Block]

3. CERTAIN RISKS

a)    Significant risks and uncertainties

        The Group operates in a dynamic and high risk real estate industry and is susceptible to fluctuations in the real estate market in the PRC, and the property market in the PRC is at an early stage of development and is volatile, which could have a material adverse effect on the Group's business, financial condition and results of operations.

b)    PRC regulations

        The Chinese market in which the Group operates poses certain macro-economic and regulatory risk and uncertainties. These uncertainties extend to the ability of the Group to conduct business in the real estate sector in the PRC. Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the real estate industry remains highly regulated. Restrictions are currently in place and are unclear with respect to which segments of this industry foreign owned entities, like the

Group may operate. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as real estate. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws and the Group's legal structure and scope of operations in the PRC, which could be subjected to further restrictions which could result in severe limits to the Group's ability to conduct business in the PRC.

        The real estate market in the PRC is typically affected by changes in government policies regarding the real estate industry, the financial market and other related areas. The PRC government has in the past adopted various administrative measures to restrain what it perceived as unsustainable growth in the real estate market, particularly when the real estate market in China has experienced rapid and significant growth. The PRC real estate market could experience a prolonged downturn in the future, which could have a material adverse impact on the Group's business, financial condition and results of operations.

c)     Concentration of credit risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, cash in bank-time deposits, restricted cash and accounts receivable.

        The Group's cash and cash equivalents, cash in bank-time deposits and restricted cash are deposited with several major financial institutions in the PRC. The Group has not experienced any losses on its deposits of cash and cash equivalent, cash in bank-time deposits, and its restricted cash.

        The Group is exposed to counterparty credit risk in the event of non-performance by counterparties to various agreements and sales transactions. The Group manages such risk by evaluating the financial position and creditworthiness of such counterparties. As of December 31, 2011 and 2012, there were no significant concentrations of credit risk with any individual counterparty or group of counterparties. Concentrations of credit risk associated with receivables are considered minimal due to the Group's diverse customer base.

d)    Foreign currency risk

        The RMB is not freely convertible into foreign currencies. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into other currencies. Cash and cash equivalents of the Group denominated in US$ included aggregate amounts of US$7.1 million and US$0.7 million, as of December 31, 2011 and 2012, respectively.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

        The following summarizes the Group's accounts receivable as of December 31, 2011 and 2012 (in RMB thousands):

	December 31,
	2011	2012
Accounts receivable	112,626	193,620
Less: Allowance for doubtful accounts	(15,536)	(17,333)

	97,090	176,287

        The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 (in RMB thousands):

	Years ended December 31,
	2010	2011	2012
Balance at beginning of the year	(8,252)	(10,367)	(15,536)
Charged to costs and expenses	(9,041)	(14,343)	(12,129)
Write-off of receivable balances and corresponding provisions	6,926	9,174	10,332

Balance at end of the year	(10,367)	(15,536)	(17,333)

LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2012
LOANS RECEIVABLE
LOANS RECEIVABLE

5. LOANS RECEIVABLE

        The Group adopted the accounting guidance on disclosures about the credit quality of loan receivables and the allowance for credit losses as of December 31, 2010. This guidance requires information to be disclosed at disaggregated levels, defined as portfolio segments and classes.

        Based upon the analysis of credit losses and risk factors, since the Group offers entrusted and mortgage credit loans to qualified consumers with the terms ranging from two to twelve months, which are secured by mortgage properties, at an average loan-to-value ratio of approximately 50%,these are considered as the portfolio segments-entrusted and mortgage loans.

        The Group further evaluated the portfolio by the class of the loan receivables, which is defined as a level of information (below a portfolio segment). Considering the initial measurement attribute and a similar method for assessing and monitoring credit risk, the Group determined that the portfolio segment is the proper and lowest level of disaggregation to determine the allowance for credit losses for such.

        These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these classes of loans, adjusted for qualitative factors. These qualitative risk factors include:

•
Lending policies and procedures, including underwriting standards and collection, charge-off, and recovery practices.

•
Nature and volume of the portfolio and terms of loans.
•
National, regional, and local economic and business conditions as well as the condition of various market segments, including the value of underlying collateral for collateral dependent loans.

•
Experience, ability, and depth of lending management and staff.

•
Volume and severity of past due, classified and nonaccrual loans as well as and other loan modifications.

•
Quality of the Company's loan review system, and the degree of oversight by the Company's Board of Directors.

•
Existence and effect of any concentrations of credit and changes in the level of such concentrations.

•
Effect of external factors, such as competition and legal and regulatory requirements.

        The Group performs regular assessments on any potential losses associated with its entrusted and mortgage credit loans. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. No impairment of loans receivable was recognized for the years ended December 31, 2011 and 2012.

        The following summarizes the Group's loans receivable as of December 31, 2011 and December 31, 2012 (in RMB thousands):

	December 31,
	2011	2012
Loans receivable	37,511	35,229
Less: impairment	-	-

	37,511	35,229

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

        Prepaid expenses and other current assets consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Prepaid rental	19,149	20,542
Staff advances and deposits	4,016	7,701
Prepayments to suppliers	4,859	2,615
Others	9,345	10,407

Total	37,369	41,265

EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY INVESTMENTS
EQUITY INVESTMENTS

7. EQUITY INVESTMENTS

        The following sets forth the changes in the Group's equity investments:

	Xiamen	Xian	Fund Management Partnership	Total
Balance as of December 31, 2010	-	276	5,934	6,210
Investments	-	-	1,890	1,890
Share of associates' income (losses)	-	(82)	2,577	2,495

Balance as of December 31, 2011	-	194	10,401	10,595

Investments	-	-	-	-
Share of associates' (losses) income	-	(39)	2,585	2,546

Balance as of December 31, 2012	-	155	12,986	13,141

        On July 21, 2010, TianRe Co. Ltd. was established with 65% of its equity interests owned by the Company. The remaining 25% and 10% equity interests were owned by Everising and an ex-employee of the company respectively. TianRe Co. Ltd. is the general partner of Fund Management Partnership, a limited partnership established on August 11, 2010. The Company, through its subsidiary, is also a 64.35% limited partner in the Fund Management Partnership, while Everising and the ex-employee were 24.75% and 9.9% limited partners, respectively. The partners in the Fund Management Partnership have invested a total of RMB10.0 million in the partnership; of this RMB10.0 million, the Company's investment amounted to RMB6.5 million.

        On August 19, 2010, TianRe Fund I was established with the Fund Management Partnership as the general partner holding 5.52% in TianRe Fund I and certain third party limited partners holding the remaining 94.48% interest. On October 22, 2010, the Fund Management Partnership invested RMB10.0 million in TianRe Fund I. TianRe Fund I has also raised RMB171.1 million from third party individual investors as limited partners through collaboration with a state-owned bank. TianRe Fund I has a term of two and half years with a one year additional extension.

        On November 15, 2011, TianRe Co. Ltd., Everising Investment Management Company Ltd. and an ex-employee entered into a share purchase agreement whereby the ex-employee transferred his 10% stake in TianRe Co. Ltd. and 9.9% stake in Fund Management Partnership to IFM BJ Inv for total consideration of RMB1.9 million, which is considered fair value as it is determined based upon the present value of the estimated future earnings generated by the companies. This was accounted for as equity investment and recorded at its fair value.

        As of December 31, 2011 and 2012, the company owned 75% of the equity interests of TianRe Co., Ltd. and the remaining 25% equity interests were owned by Everising. The Company's wholly-owned subsidiary, IFM BJ Inv is a 75% limited partner in the Fund Management Partnership, with Everising as the other limited partner holding the remaining 25% equity interest.

        Fund Management Partnership does not have to be consolidated by the Company under either the VIE model, because Fund Management Partnership does not possess all the characteristics to be a VIE, or the voting interest model because the limited partners have substantive participating rights. The Company uses the equity method to account for its investment in Fund Management Partnership. And as Fund Management Partnership controls TianRe Fund-I as general partner, thus the Company uses the equity method to account for its investment in TianRe Fund-I.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net, consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Computers and software	42,586	41,250
Furniture, fixtures and equipment	28,729	26,653
Vehicles	6,928	6,124
Leasehold improvements	51,271	45,331

	129,514	119,358
Less: accumulated depreciation and amortization	(67,001)	(78,526)

Property and equipment, net	62,513	40,832

        For the years ended December 31, 2010 , 2011 and 2012, depreciation and amortization expenses for property and equipment amounted to RMB20.9 million, RMB29.9 million and RMB22.7 million, respectively.

        The Group assessed the recoverability of the property and equipment by comparing the carrying value of the property and equipment to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. Where the fair value is lower than the carrying value, an impairment loss is recognized in the statements of operations for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2010, 2011 and 2012.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

9. BUSINESS COMBINATIONS

For Company-owned Brokerage Services, Franchise services and Mortgage Management Services

        a)    On December 31, 2010, as a part of the Group's business strategy to continue to develop company owned brokerage services, the Group acquired 100% of the equity interest in IFM CD, Chengdu Yichuan and MMC CD from Sichuan Yixing Property Development Limited ("Yixing") and a natural person, Lihong. Prior to the acquisition, Yixing was a regional sub-franchisor in Chengdu. The Company made an initial payment of RMB15.0 million in December 2010 with the remaining purchase consideration of RMB1.6 million paid in August 2011.The total purchase consideration of RMB16.6 million was allocated to net tangible assets and intangible assets acquired at the date of acquisition and goodwill as follows (in RMB thousands):

	Amount	Estimated Useful life
Net tangible assets acquired
Cash acquired	6,351
Other tangible assets acquired	772
Liabilities assumed	(6,896)
Intangible assets acquired:
Sub-franchisee base	2,044	2.9 years
CENTURY 21® franchise rights	6,990	12.3 years
Goodwill	7,326

Total purchase consideration	16,587

        In accordance with the original franchise agreement between Yixing and the Company, the contractual period was 20 years between May 2003 and May 2023 with no specific renewal or extension provisions. The Group considered this entity specific factor and determined that the estimated useful life of the reacquired franchise rights is the remaining contractual period which is 12.3 years from January 2011 to May 2023. Therefore, these rights are recognized as intangible assets and are amortized over the remaining contractual life of 12.3 years.

        Sub-franchisee base represents the customer relationship and franchise agreements with existing sub-franchisees. In accordance with the franchise agreements, there are no specific renewal or extension provisions. The Group considered this entity specific factor and determined that the estimated useful life of the sub-franchisee base is the average remaining contractual period with existing sub-franchisees which is 2.9 years.

        Goodwill represents the expected but unidentifiable business growth and networking effect, as a result of synergy from the acquisition. It is recognized by the excess of the purchase price over the fair value of net tangible assets and intangible assets the goodwill arising on this acquisition is classified within the franchise services segment. The Group did not incur any impairment loss on the goodwill arising from this acquisition for all the years presented. Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus management believes the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not necessary.

        The Group did not record any goodwill impairment loss for IFM CD, Chengdu Yichuan and MMC CD for the years ended December 31, 2011 and 2012.

For Primary and Commercial Services

        (b)   On June 14, 2011, the Company completed its acquisition of SG International Investments Limited ("Shanggu") which is a business engaged in primary real estate agency services and will allow the Company to enlarge its market share. The Company initially acquired 55% of the equity interest of Shanggu and will acquire another 35% between 2014 and 2019 at the seller's option which the Company does not control,, which is considered a put right (note 2(u)). The exercise price of this put right is calculated using a formula based on the future net profits of Shanggu. Pursuant to the acquisition agreement, the total initial purchase consideration is estimated to be approximately RMB94.9 million which is based on projected future net income between Jun 30, 2012 and June 30, 2013. The Company made an initial acquisition payment of approximately RMB25.0 million in July 2011 with the remaining purchase consideration of the first 55% of equity stake payable between 2012 and 2015. The contingent payment was recognized as a liability on the acquisition date based on its fair value, which was estimated to be approximately RMB69.9 million based on the projected future net income of Shanggu between July 2011 and June 2013. The contingent consideration payable will be marked to its fair value each reporting period through earnings. The Company re-measured the fair value of the contingent consideration and reduced the corresponding liability which resulted in a gain of RMB25.7 million and RMB10.5 million for the year ended December 31, 2011 and 2012 into its consolidated statements of operations.

	Amount	Estimated Useful life
Net tangible assets acquired	-
Intangible assets acquired:
Brand name	45,214	Indefinite
Customer relationships	13,811	7 years
Goodwill	128,705
Redeemable non-controlling interest	(67,185)
Non-controlling interest	(10,846)
Deferred tax liabilities	(14,756)

Total purchase consideration	94,943

Including: Initial acquisition payment in cash	25,000
Contingent consideration	69,943

        There were no tangible assets and liabilities acquired in the Shanggu acquisition as Shanggu had no assets or liabilities other than its brand name, customer relationships, management team and its operational processes.

        The Group has determined that the brand name acquired in Shanggu acquisition has the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the brand name. Consequently, the carrying amount of the brand name is not amortized but is tested for impairment annually on November 30, or whenever events or changes in circumstances indicate that the carrying value of the brand name may not be recoverable. Such impairment test consists of a comparison of the fair value of the brand name with its carrying amount, and an impairment loss is recognized if and when the carrying amount of the brand name exceeds its fair value. The indefinite-live intangible asset is reassessed each reporting period to determine whether events or circumstance continue to support an indefinite useful life.

        The amortizable intangible assets have estimated useful lives of 7 years. Goodwill represents unidentifiable intangible assets, which is calculated as the excess of the purchase price over the estimated fair value of the net tangible and intangible assets acquired and is not deductible for tax purposes. The goodwill is attributable to the significant synergies expected to arise after the Company's acquisition of Shanggu. The Group has recorded an impairment loss on Shanggu business of RMB26.2 million (US$4.2 million) and RMB10.8 million (US$1.7 million) for the year ended December 31, 2011 and 2012.

        The following summarizes the Group's redeemable non-controlling interest as of December 31, 2011 and 2012 (in RMB thousands):

Balance as of December 31, 2010	-
Purchases, sales, issuances, and settlements (net)	67,185
Total losses for the period	(1,004)

Balance as of December 31, 2011	66,181
Purchases, sales, issuances, and settlements (net)
Total gain for the period	3,249
Balance as of December 31, 2012	69,430

        By December 31, 2011, the Company and the non-controlling interest shareholder, Mr. Wu Jiang, had made an additional capital contribution of RMB2.8 million and RMB2.4 million respectively to Shanggu in accordance with their voting interests at the time.

        Subsequent to the acquisition, Shanggu had generated RMB15.5 million and RMB64.7 million in revenue from its primary agent service business for the years ended December 31, 2011 and 2012, respectively. The net loss incurred was RMB2.9 million for the year 2011, and the net income generated was RMB9.3 million for the year 2012.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

10. GOODWILL

        The following summarizes the changes in goodwill allocated to the Group's reportable segments (Note 26) as of December 31, 2011 and 2012 (in RMB thousands):

	Company-Owned Brokerage Services	Franchise Services	Primary and Commercial Services	Total
Balance as of January 1, 2011	7,911	8,696	-	16,607
Acquisitions	-	-	128,705	128,705
Impairments	(4,374)	-	(26,240)	(30,614)
Balance as of December 31, 2011	3,537	8,696	102,465	114,698
Acquisitions	-	-	-	-
Impairments	-	-	(10,755)	(10,755)

Balance as of December 31, 2012	3,537	8,696	91,710	103,943

        Goodwill impairment losses for the year ended December 31, 2012 were RMB10.8 million (US$1.7 million) from SG International Investments Limited (Note 9(b)), as a result of the shortfall in the results of operations of our Shanggu business unit.

        The goodwill impairment loss was determined using the two-step method described in note 2(i) and the fair values of the respective reporting units were determined using the discounted cash flow approach. The discounted cash flows were based on assumptions consistent with the strategic plan used to manage the underlying business. The Company made adjustments to the cash flows and discount rate to reflect the significantly lower fair value of the reporting units implied by the Company's share price after allowing for share price volatility. The valuation, incorporating these adjustments, was based on a nine year cash flow model with a long term growth rate of 3%, a discount rate of 17.5% and a terminal value based primarily on the discount and growth rates.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

11. INTANGIBLE ASSETS, NET

        The following summarizes the Group's intangible assets as of December 31, 2011 and 2012 (in RMB thousands):

	CENTURY 21® franchise rights	Customer relationships	Real estate listing databases	Trademark	Sub-franchisee base	Brand name	Mortgage credit license	Total
Cost	48,747	949	541	403	2,044	-	-	52,684
Accumulated amortization	(17,120)	(357)	(219)	(100)		-	-	(17,796)

Balance as of January 1, 2011	31,627	592	322	303	2,044	-	-	34,888
Additions	-	13,811	-	-	-	45,214	6,666	65,691
Amortization	(2,348)	(1,248)	(54)	(40)	(704)	-	(358)	(4,752)

Balance as of December 31, 2011	29,279	13,155	268	263	1,340	45,214	6,308	95,827
Additions	-	-	-	-	-	-	-	-
Amortization	(2,348)	(2,070)	(54)	(40)	(704)	-	(358)	(5,574)

Balance as of December 31, 2012	26,931	11,085	214	223	636	45,214	5,950	90,253

        The franchise rights acquired from Realogy entitled the Group to use and sub-franchise the CENTURY 21® brand in China. The franchise rights for China acquired from Realogy have a contractual period of 25 years with a specific renewal clause for another 25 years upon payment by the Company of US$4.5 million. The Group considered its historical experience in renewing or extending similar franchise agreements when determining the estimated useful life of the franchise rights acquired from Realogy. Given the lack of historical experience of the Group in renewing or extending similar arrangements with Realogy as the franchise relationship was first entered into with Realogy in 2000 for 25 years, the Group considered assumptions that market participants would use about the renewal or extension provisions. Since it is uncertain whether market participants would pay this US$4.5 million for the renewal of franchise rights in the future, the Group considered this entity-specific factor and determined that the estimated useful life of the franchise rights acquired from Realogy is the contractual period of 25 years, over which the recognized intangible assets are being amortized. The Group has determined that the customer relationship acquired from Shanggu acquisition has a useful life of 7 years and is amortized on a straight-line basis. The brand name arose from the acquisition of Shanggu and is an indefinite-lived intangible asset and is not amortized but is tested for impairment annually or whenever events or circumstances indicate that impairment may have occurred.

        The Group has recorded approximately RMB2.0 million, RMB4.8 million and RMB5.6 million of amortization for intangible assets for the years ended December 31, 2010, 2011 and 2012, respectively.

        Based on the Group's intangible assets subject to amortization, the annual estimated amortization expense related to the above intangible assets is as follows (in RMB thousands):

2013	5,504
2014	4,869
2015	4,869
2016	4,869
2017	4,869
Thereafter	20,059

Total	45,039

        Management has assessed the intangible assets for the year ended December 31, 2012 for any impairment and no impairment was recognized.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

        Accrued expenses and other current liabilities consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Salaries, commissions and welfare payable	83,460	129,855
Taxes payable	22,803	40,877
Royalty fees payable	1,225	1,435
Third party deposits	10,544	16,491
Professional fees payable	7,431	4,065
Other current liabilities	25,039	24,971

Total	150,502	217,694

        Royalty fees payable relate to the Master Franchise Agreement entered into with Realogy. The royalty fees are determined based on the Group's franchise revenue for the periods.

DEFERRED REVENUE	12 Months Ended
Dec. 31, 2012
DEFERRED REVENUE
DEFERRED REVENUE

13. DEFERRED REVENUE

        Cash received in advance on contracts is deferred and recognized when the services are rendered. The deferred revenue is primarily related to advances received from customers relating to brokerage commissions and initial franchise fees received from franchisees. The deferred revenue as of December 31, 2011 and 2012 were RMB7.8 million and RMB8.5 million, respectively.

LONG-TERM DEPOSITS PAYABLE	12 Months Ended
Dec. 31, 2012
LONG-TERM DEPOSITS PAYABLE
LONG-TERM DEPOSITS PAYABLE

14. LONG-TERM DEPOSITS PAYABLE

        The Group receives security deposits from franchisees which are recorded as long-term deposits payable. These deposits are refundable at the end of the franchise agreement period if the franchisees do not breach the franchise agreements. The long-term deposits payable as of December 31, 2011 and 2012 were RMB12.2 million, and RMB10.5 million respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Income Tax Disclosure [Text Block]

15. INCOME TAXES

Taxation in the Cayman Islands and the British Virgin Islands

        Neither the Cayman Islands nor the British Virgin Islands currently levies taxes on individuals or corporations based upon profits, income, gains or appreciation. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands or BVI withholding tax will be imposed.

        The Company and IFM Co. are tax-exempted companies incorporated in the Cayman Islands. Genius is a tax-exempted company incorporated in the British Virgin Islands.

Taxation in Hong Kong

        CIR is subject to income tax rate 16.5% in 2010, 2011 and 2012.

        BVMC is subject to income tax rate of 16.5% in 2010, 2011 and 2012.

PRC Corporate Income Tax

        On March 16, 2007, the National People's Congress of PRC enacted the Corporate Income Tax Law, under which Foreign Investment Enterprises and domestic companies would be subject to CIT at a uniform rate of 25%. This became effective on January 1, 2008. In accordance with the CIT Law, there will be a transition period for enterprises which currently receive preferential tax treatments granted by relevant tax authorities. Enterprises that are subject to a corporate income tax rate lower than 25% may continue to enjoy the lower rate and gradually transition to the new tax rate within five years after the effective date of the CIT Law.

        As Shanghai Ruifeng and Anshijie are both registered in Shanghai Pu Dong New Area, and Shenzhen CIR is registered in Shenzhen special economic zone, they are subject to the preferential income tax rate of 15% according to the Foreign Investment and Foreign Enterprise Income Tax Law before 2008. From January 1, 2008 onwards, the income tax rate is to be increased progressively from 18% to 25% from 2008 to 2012, respectively. Accordingly, they are subject to income tax rate of 22%, 24% and 25% in 2010, 2011 and 2012, respectively.

        In October 2009, Huachuang, obtained a Software Enterprise Certification which entitled it to exemption from corporate income tax in 2009 and 2010.

        In September 2011, Kudian obtained a Software Enterprise Certification which entitles it to exemption from CIT for the first two years in which it has taxable income and a 50% reduction in CIT for each of the following three years. 2011 is the first year with taxable income. For the years ended December 31, 2011 and 2012, Kudian is exempted for the income tax provision.

        The provision for income tax is as follows (in RMB thousands):

	Years ended December 31,
	2010	2011	2012
Income tax provision:
Current	3,023	1,498	8,484
Deferred	(38)	(395)	(5,771)

Total	2,985	1,103	2,713

        The following table presents the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities as of December 31, 2011 and 2012 (in RMB thousands):

	December 31,
	2011	2012
Current
Deferred tax assets:
Allowance for doubtful accounts	3,395	4,333
Deferred revenue	814	838
Accrued expense and payroll	22,944	35,050
Advertising expense	1,359	861
Net operating loss carry forwards	-	-

Total deferred tax assets	28,512	41,082
Less: valuation allowance	(28,512)	(36,202)

	-	4,880

Non-current
Deferred tax assets:
Net operating loss carry forwards	118,550	126,341
Intangible assets and property and equipment	5,810	5,599

Total deferred tax assets	124,360	131,940
Less: valuation allowance	(124,360)	(131,940)

	-	-

Deferred tax liabilities:
Intangible assets and property and equipment	(17,543)	(16,652)

Net deferred tax liabilities	(17,543)	(16,652)

        The Group made full valuation allowance against net deferred tax assets of other entities except for Shanggu as of December 31, 2012. The Group evaluates a variety of factors in determining the amount of valuation allowance, including the Group's limited operating history, accumulated deficit, existence of taxable temporary differences and expected reversal periods. For Shanggu, the deferred tax assets was resulted from commission payable, we assessed Shanggu has entered many sales framework contracts with real estate developers, which would guarantee a sufficient taxable income in 2013 based on detailed analysis. Considering the positive evidences above, and there were no significant negative evidence, we concluded that the deferred tax assets are more likely than not to be realized in 2013 and the valuation allowance is hence not needed for Shanggu.

        The following table sets forth the movements of the valuation allowance for net deferred tax assets for the years presented (in RMB thousands):

	Years ended December 31,
	2010	2011	2012
Balance at beginning of the year	(22,540)	(62,628)	(152,872)
Write-back/(provision) for the year	(40,088)	(90,244)	(15,270)

Balance at end of the year	(62,628)	(152,872)	(168,142)

        The Group had total net operating losses carried forward as of December 31, 2010, 2011 and 2012 amounting to RMB127.6 million, RMB481.7 million and RMB518.4 million respectively, which will be expired from 2013 to 2017.

        The combined effects of the CIT exemption and tax rate reductions for the year ended December 31, 2010, were to decrease net loss by RMB9.1 million and basic and diluted net loss per share by RMB0.01. The combined effects of the CIT exemption and tax rate reductions for the year ended December 31, 2011, were to decrease net loss by RMB4.5 million and basic and diluted net loss per share by RMB0.01. The combined effects of the CIT exemption and tax rate reductions for the year ended December 31, 2012, were to decrease net loss by RMB5.1 million and basic and diluted net loss per share by RMB0.01.

        A reconciliation of income tax at the statutory income tax rate to the Group's effective tax rate is as follows:

	Years ended December 31,
	2010	2011	2012
Statutory income tax rates	(25.0)%	(25.0)%	(25.0)%
Effect of preferential tax rate	2.6%	(1.0)%	(6.2)%
Effect of income tax rate changes	(1.2)%	(0.6)%	0.0%
Changes in valuation allowance	24.9%	26.6%	31.2%
Others	0.5%	0.4%	5.7%

Effective tax rate	1.8%	0.4%	5.7%

        On December 6, 2007, the State Council issued the detailed implementation regulations of the new PRC Corporate tax law. Pursuant to the regulations, a 10% withholding income tax will be levied on dividends declared on or after January 1, 2008 by foreign investment enterprises to their foreign enterprise shareholders unless the enterprise investor is deemed as a PRC Tax Resident Enterprise ("TRE").

        The Company's subsidiaries have determined that they have no present plan to declare and pay any dividend on their shares in the foreseeable future. The Group plans to continue to reinvest its subsidiaries' undistributed earnings in their operations in China in the foreseeable future. As of December 31, 2011 and 2012, the cumulative undistributed earnings of RMB53,408,412 and RMB67,541,081 are included in consolidated retained earnings on the balance sheets, respectively. An estimated RMB5,340,841 and RMB6,754,108 in withholding taxes would be due if these earnings were remitted as dividends as of December 31, 2011 and 2012.

OTHER INCOME	12 Months Ended
Dec. 31, 2012
OTHER INCOME
OTHER INCOME	16. OTHER INCOME Other income for the year ended December 31, 2012 was RMB6.5 million, mainly representing a tax refund from the local government of the Group's operating entities located in Shanghai.

NET INCOME (LOSS) PER SHARE AND PER ADS	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE AND PER ADS
Earnings Per Share [Text Block]

17. NET INCOME (LOSS) PER SHARE AND PER ADS

        The following table sets forth the computation of basic and diluted net income (loss) per ordinary share and ADS for the years ended December 31, 2010 ,2011 and 2012 (in RMB thousands, except per share and per ADS data):

	2010	2011	2012
Numerator:
Net income (loss) attributable to IFM Investments Limited	(162,238)	(336,515)	(53,511)
Accretion of Series A Preferred Shares	(381)	-	-
Accretion of Series B Preferred Shares	(832)	-	-
Income allocated to participating preferred shareholders	-	-	-

Numerator for basic and diluted net income (loss) per share	(163,451)	(336,515)	(53,511)

Denominator:
Weighted-average shares-basic	654,637	668,291	667,672
Potentially dilutive shares:
Preferred shares*	-	-	-
Options*	-	-	-

Weighted averages shares-diluted	654,637	668,291	667,672

Net income (loss) per share-basic	(0.25)	(0.50)	(0.08)

Net income (loss) per share-diluted	(0.25)	(0.50)	(0.08)

Net income (loss) per ADS-basic	(11.24)	(22.66)	(3.61)

Net income (loss) per ADS-diluted	(11.24)	(22.66)	(3.61)

        For the years ended December 31, 2010, 2011 and 2012, 43.3million, 40.5 million and 39.1 million shares of stock options were not included in diluted EPS under the if-converted method, respectively, because to do so would have been anti-dilutive.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred Stock [Text Block]

18. CONVERTIBLE REDEEMABLE PREFERRED SHARES

        The Group has determined that the convertible redeemable preferred shares (as described in Note 1(a)) should not be classified as liabilities since the preferred shares are contingently redeemable and that conversion and redemption features embedded in the convertible redeemable preferred shares are not required to be bifurcated and accounted for as a derivative since the embedded features do not permit or require net settlement and therefore do not meet the definition of a derivative. Since the conversion price of the convertible redeemable preferred shares exceeded the fair value of the Group's ordinary shares on the date of issuance of the Preferred Shares, no portion of the proceeds from the issuance was accounted for as attributable to the conversion feature.

        The key terms of the Series A and Series B Preferred Shares were as follows:

Dividend rights

        The holders of the Series A and Series B Preferred Shares are entitled to participate in non-cumulative dividend of 8% of the original issue price per annum, when and as declared by the Board of Directors. As long as Preferred Shares are outstanding, the Company may not pay any dividend to ordinary shareholders until all dividends declared and payable to the preferred shareholders have been paid. In the event the Company shall declare a dividend to the holders of ordinary shares, then in each such case, the holders of Preferred Shares shall be entitled to a proportionate share of such dividend on an as-converted basis.

Redemption rights

        In the event that a qualified initial public offering does not occur within six years of the Series A issuance date or five years of the Series B issuance date, the holders of Series A and Series B Preferred Shares may redeem any or all of Series A and Series B Preferred Shares at a redemption price equal to 115% of the original preferred shares issuance price per share plus all declared but unpaid dividends adjusted for share splits, share dividends, recapitalizations and other adjustments.

        The carrying value of the convertible redeemable preferred shares was accreted from its carrying value on the date of issuance to the redemption value using effective interest method over the period from date of issuance to the earliest redemption date. The accretion was recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges should be recorded by increasing the accumulated deficit.

Liquidation preferences

        In the event of a liquidation, dissolution or winding up of the Company, available assets and funds of the Company are first distributed to the holders of Series A and Series B Preferred Shares at their original issuance price per share multiplied by 115% plus any declared but unpaid dividends adjusted for share splits, share dividends, recapitalizations, and other adjustments. In the event that available assets and funds are insufficient to permit payment to the holders of the Series A and Series B Preferred Shares, the assets and funds will be distributed ratably to the Series A and Series B Preferred Shares holders based on their proportional share ownership. After the distribution to the holders of Series A and Series B Preferred Shares are made, any remaining legally available assets and funds shall be distributed to the holders of ordinary shares and Series A and Series B Preferred Shares pro rata on an as-converted basis.

Voting rights

        The holder of each Series A and Series B Preferred Shares shall be entitled to such number of votes as equals the whole number of ordinary shares into which such holder's collective Series A and Series B Preferred Shares are convertible immediately after the close of business on the record date of the determination of the Company's shareholders entitled to vote or, if no such record date is established, at the date such vote is taken or any written consent of the Company's shareholders is first solicited. The holders of Series A and Series B Preferred Shares shall vote together with the holders of ordinary shares, and not as a separate class or series, on all matters put before the members.

Conversion rights

        Each of the convertible preferred shares is convertible into the number of fully-paid ordinary shares as determined by dividing the original issue price applicable to such convertible preferred shares by the conversion price in effect at that time. The conversion price of Series A and Series B Preferred Shares shall initially be the original issue price of such Series A and Series B Preferred Shares and shall be adjusted in accordance with conversion provision contained in the Company's Articles of Association.

        With respect to the Series A Preferred Shares, these conversion provisions include certain performance-based adjustments related to certain targets of net profits after tax for the years ended December 31, 2007, 2008 and 2009 or the completion of a Qualified IPO prior to December 31, 2009. Depending on whether the pre-determined targets are met, the conversion price of the Series A Preferred Shares may be adjusted such that the Series A Preferred Shareholders' percentage ownership on an as-converted basis would decrease.

        "Qualified IPO" shall mean a firm commitment, underwritten registered public offering by the Company of its Ordinary Shares on an internationally recognized, major stock exchange acceptable to the preferred share holders (including, for example, the New York Stock Exchange or the NASDAQ), with a valuation of the Company, as a result of such public offering, of not less than US$400 million and with gross proceeds to the Company of at least US$100 million.

        The pre-determined target was not met for the year ended December 31, 2008. In the event there is any adjustment to the Series A Preferred Share conversion price, the Series B conversion price will also be adjusted such that the Series B Preferred Shareholders' percentage ownership on an as-converted basis immediately following such adjustment remains the same as the shareholding immediately prior to the adjustment to the Series A Preferred Share conversion price.

        On October 22, 2009, a special resolution of the Board was made to amend the Third Amended and Restated Articles of Association of the Company with respect to the performance-based adjustments to the Series A Preferred Shares. The change in fair value to the Series A Preferred Shares as a result of this modification was immaterial.

        On January 27, 2010, the shareholders and Board of the Company approved resolutions deeming their proposed offering (the "Proposed IPO") to be a Qualified IPO. As a result of this resolution, the terms of Series A Preferred Shares performance-based adjustments were modified such that they were effective upon the Proposed IPO as well as a Qualified IPO. This modification resulted in compensation expense of RMB4,914,648 (US$720,000) on the modification date.

        On February 2, 2010, all of the issued and outstanding 200,000,000 Series A Preferred Shares and 111,367,270 Series B Preferred Shares were converted into 238,842,277 Class A Ordinary Shares in accordance with the conversion terms; and re-designated all of the then issued and outstanding ordinary shares into Class A Ordinary Shares on a one to one basis and further re-designated 80,502,938 of the then issued and outstanding Class A Ordinary Shares registered in the name of Goldman Sachs Strategic Investments (Asia) L.L.C. into 80,502,938 Class B Ordinary Shares.

TREASURY STOCK	12 Months Ended
Dec. 31, 2012
TREASURY STOCK
TREASURY STOCK

19. TREASURY STOCK

        In August 2010, the Group's Board of Directors authorized an ADS repurchase program to repurchase up to US$20 million of the Company's ADSs (each ADS represents 45 ordinary shares). The Company completed repurchases of 22,478,850 shares of its Class A ordinary shares for approximately US$6.3 million (approximately RMB39.7million) as of December 31, 2011.

        The Company cancelled all shares repurchased as of December 31, 2011.

SHAREHOLDER RIGHTS PLAN	12 Months Ended
Dec. 31, 2012
SHAREHOLDER RIGHTS PLAN
SHAREHOLDER RIGHTS PLAN

20. SHAREHOLDER RIGHTS PLAN

        On November 17, 2010, the Company adopted a shareholder rights plan (the "Rights Plan") designed to protect the best interests of the Company and its shareholders. Subject to limited exceptions, these rights will be exercisable if a person or group becomes an "acquiring person" by acquiring beneficial ownership of 15% or more of the Company's ordinary shares or commencing a tender or exchange offer which, if consummated, could result in a person owning 15% or more of the Company's ordinary shares (the "Triggering Event"). In addition, if a person or group acquires beneficial ownership of 15% or more of the Company's ordinary shares, each right will generally entitle the holder, other than the acquiring person or group, to acquire ordinary shares of the Company (or, in certain circumstances, other securities) having a market value equal to twice the right's then current exercise price.

        The Company measures the rights based on their fair values. Considering the occurrence of the Triggering Event is remote, the grant date fair value of the rights is immaterial. There would be no impact on either basic or diluted EPS until the occurrence of the event triggering the ability to exercise the rights.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

21. SHARE-BASED COMPENSATION

        On August 18, 2006, and as amended and restated on October 19, 2007 and February 1, 2008, the Company adopted the 2006 Stock Incentive Plan and the Amended and Restated 2006 Stock Incentive Plan (the "Plan") under which 52.5 million shares have been authorized for issuance and 85.3 million shares have been reserved for issuance. In accordance with the Plan, if there is an adjustment to the then-in effect Series A Preferred Share conversion price, the number of shares reserved for issuance under the Plan shall be increased or decreased to such number of shares representing 8.41% of the equity interest of the Company, on a fully-diluted basis.

        In 2007, two batches of share options were granted under the Plan. For share-based award granted with performance conditions (Batch A), one-third (1/3) of the option shall become vested and exercisable on the 181st day following the date of an IPO and the remaining two-thirds (2/3) of the share options shall become vested and exercisable on the first anniversary of an IPO. For share-based award granted with service conditions (Batch B), one-fourth (1/4) of the option shall vest and become exercisable on the first anniversary of the effective date of the employment and the remaining three-fourths (3/4) shall vest quarterly over the following eight quarters.

        In 2008, two batches of share options were granted under the Plan based on service conditions. For Batch C, one-third (1/3) of the share options shall vest and become exercisable on each of the first, second and third anniversary dates of the Effective Date of the Option Agreement. Under Batch D, one-third (1/3) of the share options shall vest and become exercisable on each of the first, second and third anniversary dates of the date of Employment of Optionee.

        On February 2, 2009, the Company granted share options for 200,000 shares to a certain employee. One-third (1/3) of the share options should vest and become exercisable on each of the first, second and third anniversary dates of the date of employment of the option holder.

        On July 20, 2009, the Company granted 700,000 share options to certain employees. One-third (1/3) of the share options should vest and become exercisable on each of the first, second and third anniversary dates of the date of employment of option holders.

        On August 20, 2009, the Company granted 2,500,000 share options to certain employees. Of the total 2,500,000 share options granted, 1,500,000 share options should vest one-half (1/2) of the option on the first anniversary of the effective date of the employment agreement between the option holders and the Company, with the remaining share options vesting on each of the following four calendar quarters. The remaining 1,000,000 share options should vest one-third (1/3) of the share options on each of the first, second and third anniversary dates of the date of employment of the option holders.

        On October 22, 2009, a special resolution of the Board was made to amend the Third Amended and Restated Articles of Association of the Company with respect to the performance-based adjustments to the Series A Preferred Shares, which resulted in a modification to the Company's share options. This modification made each share option exercisable into 0.87 ordinary shares upon the completion of an IPO (modified as "Proposed IPO" on January 27, 2010) prior to March 31, 2010. This modification does not result in any incremental fair value because the terms of the share options included such anti-dilution provisions.

        On July 12, 2010, the Company granted 2,500,000 share options to certain employees. One-third (1/3) of the share options shall vest and become exercisable on each of the first, second and third anniversary dates of the Effective Date of this Option Agreement.

        On December 16, 2010, the Company granted 2,750,000 share options to certain employees. One-half (1/2) of the share options shall vest and become exercisable on the first anniversary date of the Effective Date of this Option Agreement, with the remaining share options vesting on each of the following four quarters.

        The exercise price for the purchase of share options upon the exercise of all or any portion of the share options shall be the Fair Market Value per share on the date of grant as determined by the Administrator in its sole discretion. Before the IPO, the Fair Market Value was provided by an independent third-party valuer at each of the share options' grant date. After the IPO, the Fair Market Value was determined based on the company's share price on the grant date. The term of the share options is five years from the grant date.

        On September 1, 2012 and October 23, 2012, the Company separately granted 500,000 and 400,000 share options to certain employees. One-third (1/3) of the share options shall vest and become exercisable on each of the first, second and third anniversary dates of the Effective Date of this Option Agreement.

        The Board approved that the expiration dates of all outstanding and unexercised stock options granted under respective stock option agreements pursuant to the Company's amended and restated 2006 stock incentive plan are hereby extended to the fifth anniversary as of July 9, 2012. And the Board also resolved that the exercise prices of all outstanding and unexercised stock options granted under respective stock option agreements pursuant to the Company's amended and restated 2006 stock incentive plan are hereby amended to US$1.18 per ADS, representing 100% of the 30-trading day volume weighted average price per ADS as of the date hereof, except that the exercise price of the outstanding and unexercised stock options granted to Donald Zhang is hereby amended to US$1.30 per ADS, representing 110% of 30-trading day volume weighted average price per ADS as of July 9, 2012. Accordingly, the incremental fair value of RMB1,930,000 was recorded as expenses in the consolidated statements of operation for the year ended December 31, 2012.

        Valuation Assumptions:    The Company estimated the fair value of share options using Black-Scholes Option Pricing valuation model. The fair value of each option grant is estimated on the date of grant with the following assumptions:

	Years ended December 31,
	2010	2011	2012
Expected volatility	64.5% - 65.5%	-	58.8% - 60.3%
Risk-free interest rate	1.62% - 2.43%	-	1.17% - 1.27%
Dividend yield	0.00%	-	0.00%
Expected term (in years)	3.2 - 3.5	-	3.5
Weighted average fair value of the underlying shares on the date of option grants (US$)	0.27	-	0.03

        Expected Term:    Due to insufficient historical information, giving consideration to the contractual terms of the share-based awards, the Company adopted the simplified method for estimating the expected term to represent the period that the Company's share-based awards are expected to be outstanding.

        Expected Volatility:    The fair value of share-based payments made through the years ended December 31, 2010 and 2012 was valued using the Black-Scholes Option Pricing valuation method with a volatility factor based on the historical stock prices of comparable companies.

        Expected Dividend:    The Black-Scholes Option Pricing valuation model calls for a single expected dividend yield as an input. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments on its ordinary shares in the foreseeable future.

        Risk-Free Interest Rate:    The Company bases the risk-free interest rate used in the Black-Scholes Option Pricing valuation method on the implied yield currently available on China Treasury Bonds constant maturities with an approximate equivalent remaining term.

        Estimated Pre-vesting Forfeitures:    When estimating forfeitures, the Company considers both voluntary and company termination behavior.

        The following table summarizes the Group's share options activities for the years ended December 31, 2010, 2011 and 2012:

		Share options Outstanding
	Share options available	Number of Share options	Weighted Average Exercise Price (US$)
Balance as of December 31, 2008	10,576,880	41,900,000	0.12

Share options granted	(3,400,000)	3,400,000	0.32
Share options cancelled/forfeited	1,500,000	(1,500,000)	0.11

Balance as of December 31, 2009	8,676,880	43,800,000	0.13

Share options granted	(5,250,000)	5,250,000	0.27
Share options cancelled/forfeited	2,150,000	(2,150,000)	0.14
Share options exercised	-	(3,599,143)	0.11

Balance as of December 31, 2010	5,576,880	43,300,857	0.15

Share options granted	-	-	-
Share options cancelled/forfeited	1,840,536	(1,840,536)	0.18
Share options exercised	-	(977,582)	0.09

Balance as of December 31, 2011	7,417,416	40,482,739	0.15
Share options granted	(900,000)	900,000	0.03
Share options cancelled/forfeited	2,300,000	(2,300,000)	0.14
Balance as of December 31, 2012	8,817,416	39,082,739	0.02

        The weighted-average grant date fair value of options granted for the years ended December 31, 2010 and 2012 was US$0.13 and US$0.01 per option, respectively and no options were granted in year

2011.The following table summarizes the weighted average remaining contractual life and exercise price for the share options outstanding and exercisable as of December 31, 2012:

	Share options Outstanding			Share options Exercisable
Range of Exercise Prices (US$)	Number of options outstanding	Weighted Average Remaining Contractual Life (In years)	Weighted Average Exercise Price (US$)	Number of options outstanding	Weighted Average Remaining Contractual Life (In years)	Weighted Average Exercise Price US($)
$0.023	22,182,739	4.52	0.02	21,816,073	4.52	0.02
$0.025	16,000,000	4.52	0.03	15,950,000	4.52	0.02
$0.026	400,000	4.81	0.03	-	-	-
$0.034	500,000	4.67	0.03	-	-	-

	39,082,739	4.53	0.02	37,766,073	4.52	0.02

        There were 37,741,073 and 37,766,073 share options exercisable as of December 31, 2011 and 2012, respectively. The total fair value of options vested are US$2,302,923 and US$302,691 (approximately RMB14,494,367 and RMB1,885,795) as of December 31, 2011 and 2012, respectively. As of December 31, 2012, the intrinsic value of outstanding and exercisable share options were US$450,020 and US$440,355, respectively, which is calculated as the difference between the company's closing stock price as of December 31, 2011 and the exercise price of the share option.

        Share-based compensation expense for share-based awards granted with performance conditions is recognized using the graded-vesting method. The Company recognized compensation expense of US$1.4 million (approximately RMB9.5 million) from the IPO date, January 28, 2010, over the remaining vesting period of one year as the performance condition in the options was considered met. Share-based compensation expenses for share-based awards which are based on service conditions are recognized using the straight-line attribution approach.

        On November 21, 2011, the Company agreed with an ex-employee that, subject to compliance of certain non-competition undertakings, this ex-employee's option agreement will remain effective as if he were an employee of the Company, including the terms regarding any option re-pricing or any extension of the exercise period from time to time. The Company accounted for this modification of the options on November 21, 2011 in accordance with the relevant stock compensation guidance. On July 9, 2012, the Group approved additional modification to the employees' outstanding options as of July 9, 2012 by decreasing the exercise prices to the current market value and extending the expiration date to fifth anniversary of the modification date. As a result, this ex-employee's option was modified concurrently and have been classified as liability and measured at fair value. Accordingly a liability of RMB1,705,239 was reclassified from additional paid in capital as other current liabilities in the consolidated balance sheet, and a decrease in fair value of RMB1,535,865 has been recorded, the liability is RMB169,374 as of December 31, 2012.

        For the years ended December 31, 2010, 2011 and 2012, the Company recognized share-based compensation of approximately RMB16,860,000, RMB3,234,000 and RMB3,465,000, respectively. The amount of share based compensation was included in "Selling, general and administrative expenses in the Company's consolidated statements of operations

        As of December 31, 2012, there was US$45,642(approximately RMB284,354) of total unrecognized compensation cost related to non-vested share-based compensation granted under the plan. The cost is expected to be recognized over a weighted average period of 1.09 years.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

22. EMPLOYEE BENEFIT PLANS

        The Group participates in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. PRC labor regulations require the companies to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant labor bureau is responsible for meeting all retirement benefit obligations; the Group has no further commitments beyond its monthly contribution. Employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The PRC government is directly responsible for the payments of the benefits to these employees.

        The total contributions for such employee benefits were approximately RMB34.4 million, RMB56.5 million and RMB45.1 million for the years ended December 31, 2010, 2011 and 2012, respectively. Amounts accrued and included in salaries, commissions and welfare payable in the accompanying balance sheets were approximately RMB9.9 million, RMB7.9 million and RMB8.0 million as of December 31, 2010, 2011 and 2012, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

23. COMMITMENTS AND CONTINGENCIES

a)    Contractual obligations with franchisees

        The Group establishes franchise arrangements with franchisees in the PRC to grant trademark of "CENTURY 21®" for a contractual period and receives recurring franchise fees throughout the period. The Group is obligated to provide ongoing support to franchisees for the operation of "CENTURY 21®" system and provide operational guidance and training to franchisees.

b)    Operating lease commitments

        The Group has operating lease agreements principally for its administrative offices and real estate brokerage stores. These leases expire by 2015 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2010 ,2011 and 2012 were RMB127.3 million, RMB180.8 million and RMB114.0 million, respectively.

        Future minimum lease payments under these non-cancellable operating lease agreements as of December 31, 2012 are as follows (in RMB thousands):

For the year ending December 31,
2013	99,748
2014	57,429
2015	43,655
2016	10,101
2017	5,135
2018	1,059

Total	217,127

c)     Minimum Service Fees

        The Group is required to pay annual minimum service fees to Realogy for the licensing of the CENTURY 21® brand to 2025. The minimum service fees is the greater of the minimum of US$100,000 (approximately RMB623,010) or an amount calculated by multiplying US$500 (approximately RMB3,115) by the number of sales offices in the Group's CENTURY 21® franchise network. The minimum service fees for future years are as follows (in RMB thousands):

2013	623
2014	623
2015	623
2016	623
2017	623
Thereafter	4,517

Total	7,632

d)    Litigation

        From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group's financial position or results of operations. However, litigation is subject to inherent uncertainties and the Group's view of these matters may change in the future. When an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Group's financial position and results of operations for the periods in which the unfavorable outcome occurs, and potentially in future periods.

e)    Contingent Consideration payable

        The contingent consideration payable arose from the Company's business acquisition of SG International Investments Limited in the second quarter of 2011 and is measured at fair value. The contingent consideration payable as of December 31, 2012 was RMB33.8 million (US$5.4 million).

f)     Long-term Deposits Payable

        The Group receives security deposits from franchisees which are recorded as long-term deposits payable. These deposits are refundable at the end of the franchise agreement period if the franchisees do not breach the franchise agreements. The long-term deposits payable as of December 31, 2012 were RMB10.5 million (US$1.7 million).

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

        The table below sets forth the related parties and their relationships with the Group:

Related parties	Relationships with the Group
Xian	Investment under the equity method
Fund Management Partnership	Investment under the equity method
TianRe Fund I	Investment under the equity method

        As of December 31, 2012, the company owned 75% of the equity interests of TianRe Co., Ltd. and the remaining 25% equity interests were owned by Everising. The Company's wholly-owned subsidiary, IFM BJ Inv is a 75% limited partner in the Fund Management Partnership, with Everising as the other limited partner holding the remaining 25% equity interest.

        Refer to Note 7 for the related party transactions of the equity interests in TianRe Co., Ltd. and Fund Management Partnership. As of December 31, 2011 and 2012, the amounts due from/to related parties consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Amounts due from related parties
Fund Management Partnership	21	109
Xian	50	-
Other	-	1

Total amounts due from related parties	71	110

Amounts due to related parties
Fund Management Partnership	16	22
Xian	250	250

Total amounts due to related parties	266	272

VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

25. VARIABLE INTEREST ENTITIES

        To comply with PRC laws and regulations, the Company conducts certain business in the PRC through its VIEs. On September 6, 2010, the Company established two entities in Beijing, China, Huaxing and Chuangfu which are VIEs consolidated by the Company ("VIEs"). On January 25, 2011, the Company, through its VIEs, acquired a company based in Beijing with a license to offer mortgage credit loans with properties as collateral.

        The Group adopted the US GAAP guidance on consolidating VIEs which require certain VIEs to be consolidated by the primary beneficiary of the entity. Management evaluated the relationships among MMC BJ, the VIEs, and their shareholders and concluded that MMC BJ is the primary beneficiary of the VIEs as MMC BJ is entitled to substantially all the economic risks and rewards of the VIEs, and has the power to direct the activities that most significantly impact the VIEs. As a result, these VIEs' results of operations, assets and liabilities have been included in the Group's consolidated financial statements.

        On November 24, 2010, the Company established Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. to expand the Group's real estate brokerage service in Beijing.

        For all these VIE entities, as of December 31, 2012, the total assets of the consolidated VIEs were RMB65.2 million, mainly comprising investment in associates and prepaid expenses and other current assets. As of December 31, 2012, the total liabilities of the consolidated VIEs were RMB0.6 million, mainly comprising accrued expenses and other current liabilities. There are no VIEs where the Company has a variable interest but is not the primary beneficiary.

        For all these VIE entities, for the years ended December 31, 2012, the net revenue of the consolidated VIEs was RMB4.3 million and net income of the consolidated VIEs was RMB0.8 million and for the years ended December 31, 2011, the net revenue of the consolidated VIEs was RMB0.7 million and the net loss of the consolidated VIEs was RMB1.9 million. All intercompany transactions and balances within the VIEs were eliminated upon consolidation.

        For all these VIE entities, as of December 31, 2011 and 2012, the consolidated cash flow consisted of the following (in RMB thousands):

	2011 RMB	2012 RMB
Net cash provided by (used in) operating activities	44,149	(24,636)
Net cash provided by (used in) investing activities	(12,258)	3,657
Net cash provided by financing activities:	500	38,000
Net (decrease) increase in cash and cash equivalents	32,391	17,021

        The net cash provided by operating activities in 2011 and the cash used in operating activities in 2012 were mainly resulted from the transactions with other subsidiaries within the Group. The net cash provided by financing activities were the capital injection of RMB38.0 million to comply with the capital requirement in PRC for the holding company of a mortgage credit company.

        Under contractual agreements with the Group, those employees of the Group who are shareholders of the VIEs are required to transfer their ownership in these entities to the Group, if permitted by PRC laws and regulations, or, if not so permitted, to designees of the Group at any time to repay the loans outstanding. The VIEs conferred an exclusive and irrevocable right to the Company that the Company can purchase all or part of the shares of the acquired company at a price of RMB1.0 at its own discretion under the Chinese law. Those employees of the Group who are shareholders of the VIEs have pledged their shares in the VIEs as collateral for the loans. As of December 31, 2012, the aggregate amount of these loans was RMB80.5 million (US$12.9 million).

        In accordance with the VIE agreements, the Company has power to direct activities of the VIEs, and can have assets transferred out of the VIEs and their subsidiaries without any restrictions. Therefore, the Company considers that there is no asset in the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs except for registered capitals and PRC statutory reserves of the VIEs and the VIEs' subsidiaries amounting to RMB42.5 million (US$6.8 million) and RMB80.5 million (US$12.9 million) as of December 31, 2011 and 2012, respectively. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs. Accordingly, the creditors of all the liabilities of Company's consolidated VIEs do not have recourse to the Company's general credit. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company will conduct certain business in the PRC through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Agreements between consolidated VIEs and Nominee Shareholders

        Loan agreements between MMC BJ and the respective shareholders of Huaxing and Chuangfu: These loan agreements provide for loans to the shareholders of Huaxing and Chuangfu(hereinafter "VIEs Shareholders") to acquire the equity interests in Beijing Huijin Co., Ltd. (hereinafter "Huijin") through Huaxing and Chuangfu. The loans are interest free. MMC BJ and any third party(s) designated by it have the right, exercisable on their own will and at any time when it becomes legal to do so under PRC law, to purchase from Huaxing and Chuangfu all or any part of their equity interests in Huijin (hereinafter "Exclusive Purchase Right") and the purchase price will be used to repay the loans. The shareholders cannot repay the loans by other means except acquiring the written consent of MMC BJ in advance. The VIEs Shareholders guarantee, where MMC BJ or any third party(s) designated by it exercise Exclusive Purchase Right, they will make shareholder decisions to ensure that Huaxing and Chuangfu waive their first refusal on the equity of Huijin. The VIEs Shareholders also guarantee that all their equity interests in Huaxing and Chuangfu and all equity interests of Huijin held by Huaxing and Chuangfu will be pledged to MMC BJ as security to the relevant debts and without MMC BJ prior written consent, VIEs Shareholders shall not (1) sell, transfer, pledge or dispose by any other means their equity or any interests in Huijin; (2) take any actions/negative act which may have major influences on the assets, business or responsibility of Huijin.

        Exclusive consulting and service agreement between Huaxing and Chuangfu on one side and MMC BJ on the other side: Under this agreement, MMC BJ provides exclusive technical consultation and relevant service to Huaxing and Chuangfu in exchange for consulting service fees based on the net profit of Huaxing and Chuangfu. The term of this agreement is 20 years and may be extended for 20 years automatically, unless MMC BJ gives disagreement of such extension in writing three months prior to the expiration of this agreement. Under this agreement, Huaxing and Chuangfu need to consult MMC BJ's advice before making any important decisions on business and operation which may influence the exclusive cooperation of Huaxing and Chuangfu and MMC BJ under this agreement. Huaxing and Chuangfu promise to follow the reasonable instructions given by MMC BJ.

        Equity pledge agreement among MMC BJ, Huaxing and Chuangfu, and the respective shareholders of Huaxing and Chuangfu(the "Guarantor"): Under this agreement the shareholders pledge to MMC BJ their equity interests in Huaxing and Chuangfu, and Huaxing and Chuangfu pledge to MMC BJ their equity interests in Huijin to secure the performance of their obligations under Loan Agreements and Exclusive consulting and service agreement. The Guarantor confirms that they will waive their respective right of first refusal of the pledged equity interests under this agreement when MMC BJ exercising the Pledge and they will not transfer all or any part of the equity interests of Huaxing, Chuangfu and Huijin to any third party, place the existence of any pledge, guarantee or other security interest on such equity interests during the term of pledge, except for the consent adopted by MMC BJ and Guarantor. The Guarantor hereby irrevocably grants MMC BJ an irrevocable and exclusive right to purchase, or designate one or more persons (the "Designee") to purchase the equity interests in Huijin then held by Huaxing and/or Chuangfu in part or in whole at MMC BJ and Designee 's sole and absolute discretion to the extent permitted by Chinese laws and at the price of 1 RMB Yuan. Unless MMC BJ waives Exclusive Purchase Right in writing , such right will exist permanently. The Guarantor further guarantee that without MMC BJ's prior written consent, other than normal business operation, the Guarantor shall not make any shareholders' decisions on disposal of the assets, business income or its beneficial interest of Huaxing, Chuangfu and Huijin; Without MMC BJ's prior written consent, the Guarantor shall not make any shareholders' decisions to permit Huaxing, Chuangfu and Huijin to bear any indebtedness, especially the loan. The Guarantor irrevocably grants MMC BJ exercising the whole shareholders' rights of Huaxing, Chuangfu and Huijin, appoint or impel MMC BJ to appoint the nominees of MMC BJ as the directors, senior manager and financial officer of Huaxing, Chuangfu and Huijin. The term of this agreement will not end until the obligations secured by the pledge are all fully fulfilled.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

26. SEGMENT INFORMATION

        The reportable segments represent the Group's operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker ("CODM") to assess performance and to allocate resources. In identifying its reportable segments, the Group also considers the nature of services provided by its operating segments. The Group's CODM has been identified as the Chairman and Vice Chairman, who review the consolidated and segment results when making decisions about allocation of resources and assessing performance of the Group.

        Management has determined that the Group operates in four reportable segments: Company-owned Brokerage Services, Franchise Services, Mortgage Management Services and Primary and Commercial Services.

        The Mortgage Management Services business grew substantially in 2008 and accordingly had its revenue, costs and expenses reviewed separately by the CODM starting from 2008.

        Primary and Commercial Services grew substantially in 2010 and accordingly had its revenue, costs and expenses reviewed separately by the CODM starting from 2010. All segment data for all prior years presented have been restated to reflect the Primary and Commercial Services segment as a separate segment.

        Management evaluates the operating results of each of its reportable segments based upon (1) revenue from external customers, (2) commissions and other agent-related costs, (3) operating costs, (4) selling, general and administrative expense, (5) income (loss) from operations and (6) net income (loss), each of which is presented in the Group's Consolidated Statements of Operations.

        As the asset information is not included in the reporting package reviewed by the CODM nor in any other public reports, the disclosure of the asset information by segment is not necessary.

        The following tables summarize the selected revenue and expenses information for each reportable segment for the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31, 2010 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	482,371	17,011	24,381	7,066	-	530,829
Commissions and other agent-related costs	(307,153)	(759)	(6,550)	(4,410)	-	(318,872)
Operating costs	(187,298)	(7,260)	(1,827)	(3,106)	(179)	(199,670)
Selling, general and administrative expenses	(80,560)	(13,446)	(9,759)	(5,067)	(67,439)	(176,271)
(Loss) income from operations	(92,640)	(4,454)	6,245	(5,517)	(67,618)	(163,984)
Net (loss) income	(83,952)	(5,597)	5,026	(5,517)	(73,660)	(163,700)

	Year ended December 31, 2011 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	513,375	23,546	22,903	44,735	-	604,559
Commissions and other agent-related costs	(394,865)	(1,490)	(6,786)	(25,779)	-	(428,920)
Operating costs	(271,562)	(8,873)	(1,672)	(14,352)	(193)	(296,652)
Selling, general and administrative expenses	(107,843)	(15,492)	(10,696)	(17,052)	(67,027)	(218,110)
Goodwill impairment	(4,374)	-	-	(26,240)	-	(30,614)
Net change in fair value	-	-	-	25,716	-	25,716
(Loss) income from operations	(265,269)	(2,309)	3,749	(12,972)	(67,220)	(344,021)
Net (loss) income	(264,722)	(2,311)	3,620	(12,972)	(64,025)	(340,410)

	Year ended December 31, 2012 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	623,927	13,405	25,686	85,115	-	748,133
Commissions and other agent-related costs	(394,089)	(1,221)	(6,981)	(52,991)	-	(455,282)
Operating costs	(156,460)	(6,125)	(1,432)	(11,313)	-	(175,330)
Selling, general and administrative expenses	(85,970)	(7,993)	(10,873)	(12,049)	(60,590)	(177,475)
Goodwill impairment	-	-	-	(10,755)		(10,755)
Net change in fair value	-	-	-	10,453	1,536	11,989
(Loss) income from operations	(12,592)	(1,934)	6,400	8,460	(59,054)	(58,720)
Net (loss) income	(6,405)	(1,930)	6,128	5,435	(53,312)	(50,084)

        All of the Group's revenues from external customers are generated in the PRC.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

27. SUBSEQUENT EVENTS

        On February 26, 2013, the General office of the State Council issued the Notice on Keeping on Enhancing the Regulation and Control of Real Estate Market, or the February Notice. According to the February Notice, the households who have purchased one house or who are non-residents and unable to provide proof of tax or social security payment for required years are prohibited from purchasing any house in relevant administrative region. Homeowners who sell their houses will be levied an income tax as high as 20% of the profit they make in the relevant transaction. As of April 19, 2013, some major cities in China, including Beijing, Shanghai, Chengdu and other major cities in China have respectively promulgated local measures to restrict housing purchases. As a real estate services provider, we are significantly affected by these government policies and regulatory measures as we primarily generate revenues based on the successful property transactions to which we provide real estate sales agency and consultancy services.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

28. RESTRICTED NET ASSETS

        Relevant PRC laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the PRC subsidiaries are required to annually appropriate 10% of net after-tax income to the general reserve fund or statutory surplus fund (see Note 2(x)) prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability, which restricted portion amounted to approximately RMB712.5 million and RMB764.3 million as of December 31, 2011 and 2012, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from the PRC subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders.

ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS

29. ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS

        The Company performed a test on the restricted net assets of consolidated subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), "General Notes to Financial Statements" and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2012. Therefore the separate condensed financial statements of the Company should be presented with the Company's investments in its subsidiary under the equity method of accounting

        The Company was incorporated in the Cayman Islands on November 30, 2005, by IFM Holding Company Ltd., a Cayman Islands exempt company. IFM Holding was a wholly-owned subsidiary of Maxpro International Enterprise, Inc. ("Maxpro"), a New York corporation. Maxpro was 100% owned by Mr. Donald Zhang through D&M Capital Corporation.

        The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

        The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2012.

        Operating expenses for the Company for the years ended December 31, 2010, 2011 and 2012 included share-based compensation as a result of the options granted to employees of the Company in 2010, 2011 and 2012. Total share-based compensation for the years ended December 31, 2010, 2011 and 2012 were approximately RMB16,860,000, RMB3,234,000 and RMB3,465,000 respectively.

Financial information of parent company
Condensed Balance Sheets
(in thousands, except par value)

	December 31,
	2011 RMB	2012 RMB	2012 US$
			(Note 2(c))
ASSETS
Current assets:
Cash and cash equivalents	34,080	21,453	3,443
Restricted cash	-	-	-
Amounts due from subsidiaries, associates and related parties	124,964	118,009	18,942
Prepaid expenses and other current assets	1,906	1,057	170

Total current assets	160,950	140,519	22,555

Non-current assets:
Long-term investments	265,656	225,859	36,253

Total assets	426,606	366,378	58,808

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	5,915	2,376	382
Amounts due to subsidiaries, associates and related parties	14,645	9,708	1,558

Total liabilities	20,560	12,084	1,940

Shareholders' equity:
Class A ordinary shares (US$0.001 par value, 3,133,000 and 3,133,000 shares authorized, 667,672 and 667,672 shares issued and outstanding as of December 31, 2011and 2012, respectively)	4,939	4,939	793
Treasury stock	-	-	-
Additional paid-in capital	1,033,892	1,035,651	166,233
Statutory reserves	5,595	5,595	898
Accumulated deficit	(638,380)	(691,891)	(111,056)

Total shareholders' equity	406,046	354,294	56,868

Total liabilities and shareholders' equity	426,606	366,378	58,808

Financial information of parent company
Condensed Statements of Operations
(in thousands)

	Years Ended December 31,
	2010 RMB	2011 RMB	2012 RMB	2012 US$
				(Note 2(c))
Costs and expenses:
Selling, general and administrative expenses	(24,903)	(5,611)	(15,263)	(2,450)
Net change in fair value	-	-	1,536	247

Total costs and expenses	(24,903)	(5,611)	(13,727)	(2,203)

Loss from operations	(24,903)	(5,611)	(13,727)	(2,203)
Interest income	597	212	61	10
Foreign currency exchange gain (loss)	(3,350)	(1,981)	(48)	(8)

Loss before share of subsidiaries' and associates' (loss) income	(27,656)	(7,380)	(13,714)	(2,201)
Share of subsidiaries' and associates' income (loss)	(134,582)	(329,135)	(39,797)	(6,387)

Net income (loss)	(162,238)	(336,515)	(53,511)	(8,588)
Accretion of convertible redeemable preferred shares	(1,213)	-	-	-
Income allocated to participating preferred shareholders	-	-	-	-

Net income (loss) attributable to ordinary shareholders	(163,451)	(336,515)	(53,511)	(8,588)

Condensed Statements of Cash Flows
(in thousands)

	Years Ended December 31,
	2010 RMB	2011 RMB	2012 RMB	2012 US$
				(Note 2(c))
Net cash used in operating activities	(7,800)	(31,020)	(12,525)	(2,010)
Net cash used in investing activities	(410,569)	-	-	-
Cash flow from financing activities:
Share repurchase	(26,816)	(15,332)	-	-
Payment of initial public offering costs	(13,572)	(1,315)	-	-
Proceeds from issuance of ordinary shares upon initial public offering	557,455	-	-	-
Proceeds from issuance of ordinary shares upon exercise of share options	2,664	583	-	-
Repayments of short-term borrowing to subsidiaries	(25,760)	-	-	-
Net cash (used in) provided by financing activities	493,971	(16,064)	-	-
Effect of exchange rate changes on cash and cash equivalents	(1,394)	(1,942)	(102)	(16)

Net (decrease) increase in cash and cash equivalents	74,208	(49,026)	(12,627)	(2,026)
Cash and cash equivalents at the beginning of year	8,898	83,106	34,080	5,469

Cash and cash equivalents at the end of year	83,106	34,080	21,453	3,443

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (POLICIES)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation and consolidation

a)    Basis of preparation and consolidation

        The Group's consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation. The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

        The Reorganization as described in Note 1(b) above has been accounted for as a reorganization of businesses under common control in a manner similar to a pooling of interests. Accordingly, the accompanying consolidated financial statements of the Group include the assets and liabilities of the subsidiaries at their historical carrying amounts. In addition, the accompanying consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows include the results of operations and cash flows of the Group, as if the current group structure had been in existence throughout the years presented.

        A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

        A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, has controlling financial interest of the entity. The Company or its subsidiary is considered to be the primary beneficiary if the Company or its subsidiary has the power to direct the activities that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

        Investments in business entities, including a limited partnership (see Note 7), in which the Group does not have control but has the ability to exercise significant influence over operating and financial policies or is the general partner, are accounted for using the equity method.

Use of estimates

b)    Use of estimates

        The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group's consolidated financial statements mainly include the useful lives of property and equipment and intangible assets, allowance for doubtful accounts, allowance for loan impairment, provision for losses associated with the interim financial guarantees, valuation allowance of deferred tax assets, and purchase price allocation relating to business combinations as well as property and equipment and goodwill and intangible assets impairment assessment. In addition, the Group uses assumptions in the valuation model to estimate the fair value of share options granted. The Group bases its estimates of the carrying value of certain assets and liabilities on historical experience and on other various factors that they believe to be reasonable under the circumstances, when the carrying values are not readily available from other sources.

        Translations of balances in the consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows from RMB into United States dollars ("US$") as of and for the year ended December 31, 2012 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2301, representing the rate as certified by the H.10 weekly statistical release of the Federal Reserve Board on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

Convenience translation

c)     Convenience translation

        Translations of balances in the consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows from RMB into United States dollars ("US$") as of and for the year ended December 31, 2012 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2301, representing the rate as certified by the H.10 weekly statistical release of the Federal Reserve Board on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

Cash and cash equivalents and cash in bank-time deposits

d)    Cash and cash equivalents and cash in bank-time deposits

        Cash and cash equivalents consist of cash on hand and demand deposits which are unrestricted as to withdrawal or use, and which have maturities of three months or less.

        Cash in bank-time deposits consist of time deposits with banks with maturities of more than three months and less than one year.

Restricted cash

e)    Restricted cash

        The restricted cash relates to (i) initial sales deposits received from the property buyers on behalf of the property sellers during the purchase process, which are deposited into designated bank accounts, (ii) cash deposited into banking institutions as security deposits for the mortgage management services, and (iii) cash proceeds related to National Advertising Fund (as defined in Note 2(k)) for marketing purposes on behalf of its franchisees. The total amount of restricted cash was approximately RMB11.0 million and RMB18.0 million as of December 31, 2011 and 2012, respectively.

Accounts receivable

f)     Accounts receivable

        Accounts receivable represent amounts recognized as revenue which have yet to be received from customers and franchisees. The Group accrues an allowance for doubtful accounts for those receivable balances which are unlikely to be collected based on management's analysis and estimates. Accounts receivable are stated net of the allowance for doubtful accounts.

Property and equipment

g)     Property and equipment

        Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computers and software	5 years
Furniture, fixtures and equipment	5 years
Vehicles	5 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

(Amounts expressed in Renminbi ("RMB"), unless otherwise stated)

        Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. Gains and losses from the disposal of property and equipment are included in income (loss) from operations.

Intangible assets

h)    Intangible assets

        Intangible assets as of December 31, 2011 and 2012 consisted of:

i)
CENTURY 21® franchise rights acquired from Realogy represent the rights to use and sub-franchise the CENTURY 21® brand in the PRC for an initial period of 25 years (see Note 11). The Group amortizes intangible assets over their estimated useful lives on a straight-line basis.

ii)
Acquired intangible assets include the reacquired CENTURY 21® franchise rights, customer relationships, real estate listing databases, trademark, and sub-franchisee base, brand name and mortgage credit license (see Note 11). Acquired intangible assets are recorded at fair value on the acquisition date and the Group amortizes the definite-lived intangible assets over their estimated useful lives on a straight-line basis. The value of indefinite-live intangible assets is not amortized, but tested for impairment annually on November 30 of each year, or whenever events or changes in circumstances indicate the carrying value of the assets may not be recoverable.

Goodwill and indefinite-lived intangible assets

i)     Goodwill and indefinite-lived intangible assets

        Goodwill represents the excess of costs over fair value of assets of businesses acquired. Any shortfall represents the amount of goodwill impairment. Commencing on January 1, 2012, the Company adopted the ASU 2011-08 issued by the Financial Accounting Standards Board ("FASB") for the revised guidance on "Testing of Goodwill for Impairment." Under this guidance, the Company has the option to choose whether it will apply the qualitative assessment first before the quantitative assessment. As permited by this guidance, the Group bypassed the qualitative assessment for all its reporting units and proceeded directly to step one of the two-step goodwill impairment test. The two-step goodwill impairment test is performed by the Group annually or more frequently if circumstances indicate impairment may have occurred. The first step compares the fair value of each reporting unit to its carrying amount. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

        Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the intangible assets to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

        The Group reviews the carrying amounts of goodwill and other indefinite-lived intangible assets at November 30 each year to determine if such assets may be impaired. Goodwill impairment losses for the years ended December 31, 2010, 2011 and 2012 were nil, RMB30.6 million and RMB10.8 million, respectively. For indefinite-lived intangible assets, there is no impairment losses incurred for all the years presented.

Impairment of long-lived assets

j)     Impairment of long-lived assets

        The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the statements of operations for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the years presented.

Revenue recognition

k)    Revenue recognition

        The Group recognizes revenue where there is persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded net of sales related taxes and discounts.

Company-Owned Brokerage Services

        As an owner-operator of real estate brokerages, the Group assists customers in listing, marketing, selling, leasing and finding secondary properties and earns brokerage commissions. Brokerage commissions earned are recorded as revenue upon the signing of a real estate sales and purchase agreement between the buyer and the seller or rental agreement between the tenant and the landlord. The signing of such agreements is the evidence of recognition of the provision of the Group's services by the customers.

        Under primary property projects, the Group recognizes the commission revenue when the relevant purchase contract between property developers and property buyers become unconditional or irrevocable, and the services as stipulated in the agency contracts have been rendered by the Group. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as total volume over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

        The staff commissions are recognized concurrently with the associated brokerage commission revenues, which are upon executing the sales and purchase agreement or rental agreement, and are presented as part of commissions and other agent-related costs in the consolidated statements of operations.

Primary and Commercial Services

        The Group provides marketing and sales agency services to real estate developers. The Group recognizes the commission revenue for residential properties when the relevant purchase contract between property developers and property buyers become unconditional or irrevocable, and the services as stipulated in the agency contracts have been rendered by the Group. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as total volume over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

        For the commercial properties, the Group recognizes commission revenue when the relevant purchase contract between the property developer and the property buyer becomes unconditional or irrevocable, the services as stipulated in the relevant agency contracts have been rendered by the Group, and the purchase amount set forth in the relevant purchase contract has been received by the property developer. Therefore, the Group recognizes commission revenue in installments in proportion to the purchased amount that has been received by the property developer under the relevant purchase contract, or in installments as agreed with the developers under the contractual terms.

        The Group provides real estate consulting and agency services to commercial property developers. The Group recognizes revenue on consulting services when it has completed its services.

Mortgage Management Services

        The Group provides mortgage management services, many of which are provided in connection with the company-owned brokerage services business. The Group historically also provides interim financial guarantees to banking institutions in Beijing for a period ranging from approximately one to six months while government-owned property registries process and release the relevant mortgage pledge documents to the relevant banking institutions. Since the second quarter of 2010, the Group ceased to provide such interim financial guarantees.

        The mortgage management services income is recognized on a net basis when the mortgage loan funds are disbursed by banks to the customers. The financial guarantee revenue is recognized when the respective mortgage pledge documents are collateralized by the banking institutions.

        The group also began to offer entrusted and mortgage credit loans, through its partnership arrangement with certain banks, and through the mortgage credit to consumers in the lives of loans, since the third quarter of 2010. Income for the entrusted and mortgage credit loans is recognized in the income statement over the lives of the loans, based on effective interest rates and services charges. The Group reviews the carrying amounts of entrusted and mortgage credit loans at each quarter end or more frequently if circumstances indicated impairment may have occurred. The Group did not incur any impairment losses on the entrusted and mortgage credit loans for the years ended December 31, 2011 and 2012.

Franchise Services

        The Group recognizes franchise fee revenue as earned. Franchise revenue includes initial franchise fees, which are generally non-refundable and recognized by the Group as revenue when all services or conditions relating to the initial franchise fee have been performed and the Group has fulfilled all its commitments and obligations (generally when a franchisee commences its operations under the CENTURY 21® brand). Franchise revenue also consists of recurring franchise fees received from the Group's franchisees. The recurring franchise fees received are primarily based on the higher of a percentage of the franchisees' monthly gross income or a fixed minimum monthly amount. The recurring franchise fees are accrued as the underlying franchisee revenue is earned. For the years ended December 31, 2010, 2011 and 2012, the Group's initial franchise fees were RMB1.3 million, RMB10.3 million and RMB5.4 million, respectively.

        The Group also collects marketing fees from its franchisees and utilizes such fees to fund advertising campaigns on behalf of its franchisees (known as National Advertising Fund, or NAF). The NAF collected from the franchisees are restricted cash and correspond to the policy on restricted cash (see Note 2(e)). Management fee income of NAF, which is 15% of marketing fees collected from franchisees, is recognized in proportion to the NAF spent during the reporting periods.

Loans receivable and allowance for loans receivable

l)     Loans receivable and allowance for loans receivable

        Loans are reported at their outstanding principal balances net of any unearned income and unamortized deferred fees and costs. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to income over the lives of the related loans. Based on management's initial intent and ability with regard to those loans, all the loans are held-for-investment and are classified as Loans, net of unearned income on the Consolidated Balance Sheets, and the related cash flows are included within the cash flows from investing activities category in the Consolidated Statement of Cash Flows on the lines Providing loans and Receipt of loan principals.

        As a general policy, interest accrual ceases when monthly interest payments are 90 days contractually past due.

        Allowance for loan impairment represents management's best estimate of probable impairment inherent in the portfolio, as well as probable impairment related to large individually evaluated impaired attribution of the allowance is made for analytical purposes only, and the entire allowance is available to absorb probable loan impairment inherent in the overall portfolio. Additions to the allowance are made through the provision for loan impairment. Loan impairments are deducted from the allowance, and subsequent recoveries are added.

        No impairment of loans receivable was recognized for the years ended December 31, 2011 and 2012.

Deferred revenue

m)   Deferred revenue

        Deferred revenue generally consists of advances of brokerage commissions from customers for company-owned brokerage services and advances received from franchisees for initial franchise fees paid prior to the Group fulfilling its obligations as of balance sheet dates and they are recognized and transferred to revenue upon rendering of the services.

Advertising expenses

n)    Advertising expenses

        Advertising costs are expensed as incurred. Advertising-related expenses, including promotional expenses and production costs of marketing materials, amounted to RMB30.8 million, RMB51.9 million and RMB25.2 million during the years ended December 31, 2010, 2011 and 2012, respectively.

Business taxes, value added taxes and related surcharges

o)    Business taxes, value added taxes and related surcharges

        The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on revenue at an applicable rate between 5.6% and 5.65% and is recorded as a reduction of revenues.

        On November 16, 2011, the PRC Ministry of Finance and the State Administration of Taxation jointly issued the Implementation Measures on the Pilot Progress of Replacing the Business Tax with a Value-Added Tax in Transport and some Modern Service Industries. On July 31, 2012, the PRC Ministry of Finance and the State Administration of Taxation jointly issued the Notice on expanding the Pilot Progress of Replacing the Business Tax with a Value-Added Tax to Beijing and other 8 provinces and cities. According to the VAT pilot progress rules, The VAT pilot rules change the charge of sales tax from business tax to VAT for certain service industries, including consulting service and advertising industries, in Shanghai, Beijing and Shenzhen. Some of our subsidiaries located in Beijing, fall within the pilot arrangements and are recognized as VAT general taxpayers at the rate of 6% and stopped paying business tax from September 1, 2012 onward.

Foreign currency translation

p)    Foreign currency translation

        The functional currency of the Company and its subsidiaries is RMB. Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations.

Fair value measurements

q)    Fair value measurements

        The Group's financial instruments include cash and cash equivalents, restricted cash, accounts receivable, amounts due from/to related parties, loans receivable, prepaid and other current assets, equity investments, non-current assets, accounts payable, financial guarantees, accrued expenses, other liabilities and long-term deposits payable. The carrying amounts of these financial instruments approximate their fair values. A three-tier hierarchy is established which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-include other inputs that are directly or indirectly observable in the marketplace.

Level 3-unobservable inputs which are supported by little or no market activity.

        The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

        The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2011 and 2012.

		Fair value measurement at reporting date using
Items	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent consideration payable	44,227,000	-	-	44,227,000

Total	44,227,000	-	-	44,227,000

		Fair value measurement at reporting date using
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	106,000,000	-	106,000,000	-
Contingent consideration payable	33,773,915	-	-	33,773,915

Total	139,773,915	-	106,000,000	33,773,915

Cash Equivalents

        The Company's cash equivalents mainly consist of time deposits placed with banks with an original maturity of three months or less. The fair value of time deposits is determined based on the pervasive interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Company classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. This is because there generally are no quoted prices in active markets for identical time deposits at the reporting date. Hence, in order to determine the fair value, the Company must use observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Contingent consideration payable

        The following summarizes the Group's contingent consideration payable as of December 31, 2012 (in RMB thousands):

Balance as of December 31, 2011	44,227
Purchases, sales, issuances, and settlements (net)	-
Total gains or losses for the period	(10,453)

Balance as of December 31, 2012	33,774

        Contingent consideration payable arose from the acquisition of SG International Investments Limited ("Shanggu") (note 2(u) and 9) and were valued based on estimated outcomes of the contingency and their probabilities. The Group classifies the valuation techniques that use these inputs as Level 3.

        The Group determined the fair value of the contingent consideration liability based on a probability-weighted cash flow analysis. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration liability associated with those future earn-out payments was based on several factors including:

•
Collected cash to revenue ratio, which reflected the acquired business' ability to collect cash generated from revenue;

•
The estimated profit performance of the acquired business in the earn-out periods based on scenario analysis;

•
The estimated probability of achieving the pre-determined profit performance target in the earn-out period; and

•
Discount rate, which reflected the uncertainty associated with payments of contingent consideration;

        The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

        The following summarizes the net change in fair value recorded for the years ended December 31, 2011 and 2012:

	Years ended December 31,
	2011	2012
Net change in fair value in contingent consideration	25,716	10,453
Net change in fair value in post-employees' options	-	1,536

Total net change in fair value	25,716	11,989

Short-Term Receivables, Loan receivables and Payables

        Accounts receivable, loan receivables and prepaid and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable, accrued expenses and other current liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The Company estimated fair values of short-term receivables and payables using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Other non-current assets and Long-term deposits payable

        Other non-current assets are financial assets with carrying values that approximate fair value due to the change in fair value after considering the discount rate, being immaterial. Long-term deposits payable are financial liabilities with carrying values that approximate fair value due to the change in fair value after considering the discount rate, being immaterial. The Company estimated fair values of prepaid non-current assets and long-term accounts payable using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Assets Measured at Fair Value on a Nonrecurring Basis

        The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2012:

		Fair value measurement at reporting date using
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Goodwill	103,942,191	-	-	103,942,191

Total	103,942,191	-	-	103,942,191

Goodwill

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired as a result of the Company's acquisition of interests in its subsidiaries. In 2012, the goodwill impairment loss was RMB10.8 million (US$1.7 million). See Note 10-Goodwill.

Share-based compensation

r)     Share-based compensation

        The Company issues share options granted under a share incentive plan. We use a fair-value based method to account for share-based compensation. Accordingly, share-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employees' requisite service period. For options that were granted with performance conditions which vest subsequent to our initial public offering, share-based compensation expenses would be recognized upon the offering using the graded-vesting method. Share-based compensation for the remaining options granted with service conditions are recognized using straight-line method, net of a forfeiture rate, over the requisite service period of the award, which is the vesting term, based on the fair value of the award on the grant date. Share-based compensation expense is charged to additional paid-in capital section in the consolidated balance sheets. In determining the fair value of share options granted, the Black-Scholes valuation model is applied.

Business combinations

s)     Business combinations

        The Company accounts for business combinations using the acquisition method and accordingly, the identifiable assets acquired, the liabilities assumed, and any non controlling interest in the acquiree are recorded at their acquisition date fair values. Goodwill represents the excess of the purchase price over the fair value of net assets, including the amount assigned to identifiable intangible assets. The primary drivers that generate goodwill are the value of synergies between the acquired entities and the Company and the acquired assembled workforce, neither of which qualifies as an identifiable intangible asset. Identifiable intangible assets with finite lives are amortized over their useful lives. Acquisition-related costs, including advisory, legal, accounting, valuation and other costs, are expensed in the periods in which the costs are incurred. The results of operations of acquired businesses are included in the Consolidated Financial Statements from the acquisition date.

Equity investments

t)     Equity investments

        For the investments in business entities accounted for using the equity method, the Group's share of the post-acquisition profits or losses is recognized in the consolidated statements of operations and its share of post-acquisition movements in reserves is recognized in reserves. When the Group's share of losses in a business entity equals or exceeds its interest in this entity, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the business entity.

        The Group reviews such for impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investments. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. The three equity method investments as of December 31, 2010, 2011 and 2012 were Xian, Fund Management Partnership and TianRe Fund I (see Note 7). Xiamen was disposed of in the year ended December 31, 2010. No impairment losses were recorded for the year ended December 31, 2010, 2011 and 2012.

Non-controlling interests

u)    Non-controlling interests

        In September 2009, the Group established a majority-owned subsidiary, namely BVMC, in which the Group owned an 85% equity interest. In October 2009, the Group established a majority-owned subsidiary, namely PRI, in which the Group owned a 70% equity interest.

        On June 14, 2011, the Company initially acquired 55% of the equity interest of Shanggu and will acquire another 35% between 2014 and 2019 at the seller's option which the Company does not control, which is considered a put right. The portion of the non-controlling interest that can be put to the Company is accounted for as a mandatorily redeemable security because redemption is outside of the Company's control and is reported in the mezzanine equity section as redeemable non-controlling interest. The exercise price of this put right is calculated using a formula based on the future net profits of Shanggu. The fair value of the non-controlling interest was calculated using a combination of a discounted cash flow model and market comparables of similar transactions and companies. Before June 30, 2014 when the non-controlling interest is not currently redeemable and it is probable that it will become redeemable, any subsequent changes in the redemption value will be recognized immediately as they occur with the carrying amount adjusted to the redemption value at the end of each reporting period. Subsequent to June 30, 2014, when the non-controlling interest is currently redeemable, its carrying amount will be adjusted to the maximum redemption value as of the balance sheet date for each period end. In the calculation of the Group's net income (loss) per share (notes 2(z) and 9(b)). these adjustments to redemption value are calculated after allocating the net income or loss attributable to this non-controlling interest. These periodic adjustments are reflected only to the extent of any excess of the redemption value over fair value.

        On July 21, 2010, TianRe Co., Ltd. was established with 65% of its equity interests owned by the Company. On November 15, 2011, Beijing IFM Investment Managements Limited, Everising Investment Management Company Ltd. and an ex-employee entered into a share purchase agreement whereby the ex-employee transferred his 10% stake in TianRe Co., Ltd to the Company through IFM BJ Inv for total consideration of RMB1.9 million. The remaining 25% is owned by Everising Investment Management Company Ltd. ("Everising"), a third party investment advisory firm.

        As of December 31, 2012, non-controlling interests are comprised of 15% of the net assets of BVMC held by Mr. Cai Yuxiang, 30% of the net assets of PRI held by Ms. Fang Na, 25% of the net assets of TianRe Co., Ltd. held by Everising and 45% of the net assets of Shanggu held by Mr. Wu Jiang, of which 35% is redeemable.

Income tax

v)     Income tax

        Income taxes are accounted for using an asset and liability approach which requires the recognition of income taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Company's financial statements or tax returns. Deferred income taxes are determined based on the differences between the accounting basis and the tax basis of assets and liabilities and are measured using the currently enacted tax rates and laws. Deferred tax assets are reduced by a valuation allowance, if based on available evidence, it is considered that it is more likely than not that some portion of or all of the deferred tax assets will not be realized. In making such determination, the Company considers factors including future reversals of existing taxable temporary differences, future profitability, and tax planning strategies. If events were to occur in the future that would allow the Company to realize more of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred. If events were to occur in the future that would require the Company to realize less of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the valuation allowance against deferred tax assets that would decrease income for the period when those events occurred. Significant management judgment is required in determining income tax expense and deferred tax assets and liabilities.

        The Company's deferred tax assets relate to net operating losses and temporary differences between accounting basis and tax basis for the Company China-based subsidiaries and VIEs, which are subject to corporate income tax in the PRC under the PRC Corporate Income Tax Law (the "CIT Law").

PRC Withholding Tax on Dividends

        The CIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside mainland China. A lower withholding tax rate will be applied if there is a tax treaty between mainland China and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be subject to a 5% withholding tax rate under the Arrangement Between the PRC and the Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital (the "China-HK Tax Arrangement") if such holding company is considered a non-PRC resident enterprise and holds at least 25% of the equity interests in the PRC foreign invested enterprise distributing the dividends, subject to approval of the PRC local tax authority. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable PRC tax regulations, such dividend may remain subject to a withholding tax rate of 10%.

Uncertain Tax Positions

        The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group's uncertain tax positions and determining its provision for income taxes. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2010, 2011 and 2012. As of December 31, 2012, the Group did not have any significant unrecognized uncertain tax positions.

Guarantees

w)    Guarantees

        For certain guarantees a guarantor is required to recognize a liability for the fair value of the obligation undertaken in issuing the guarantee. For the periods prior to 2011 covered by these financial statements, the Group provided interim guarantee services to banking institutions for the mortgage services it refers to banks as part of its mortgage management services in Beijing. An interim guarantee covers the period beginning when the bank disburses the mortgage loan to the property buyer and ending when the mortgage registration certificate is issued to the bank by the applicable property registry, which generally takes one to six months. Since the second quarter of 2010, the Group no longer offers interim guarantee services in Beijing due to regulatory changes.

Statutory reserves

x)     Statutory reserves

        The Company's subsidiaries in the PRC are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China's Foreign Investment.

        Enterprises, the subsidiaries registered as wholly-owned foreign enterprises or sino-jointly invested companies under PRC law are required to make appropriations from its after-tax profits as determined under the Accounting Standards for Business Enterprises and the "Accounting System for Business Enterprises" as promulgated by the State of the People's Republic of China ("PRC GAAP") to non-distributable reserve fund, including a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The appropriation to the general reserve fund must be at least 10% of their after tax profits as determined under PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the boards of directors of the related subsidiaries. In addition, in accordance with the China Company Laws, the subsidiaries of the Company registered as China domestic companies must make appropriations from its after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the statutory public welfare fund and discretionary surplus fund is made at the discretion of the respective company.

        The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increase in registered capital of the respective company. The enterprise expansion fund can be used to expand production or to increase registered capital. The staff bonus and welfare fund is available to fund payments of special bonus to staff and for collective welfare benefits. The statutory public welfare fund is restricted to capital expenditures for the welfare of employees.

        Other statutory reserves are not transferable to the Company in the form of cash dividends, loans or advances and are therefore not available for distribution except in liquidation.

        For the year ended December 31, 2010, appropriations of RMB4,422,426 to the general reserve funds and statutory surplus funds ("statutory reserve funds") were made. No statutory reserve fund appropriations were made for the year ended December 31, 2011 and 2012, as either the surplus fund has reached 50% of the registered capital of the respective companies which had an accumulated after tax profits, or the companies had an accumulated after tax losses. No other reserve funds were made for all the years presented.

Operating lease

y)     Operating lease

        Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessor are expensed on a straight-line basis over the terms of the underlying lease.

Net income (loss) per share and per ADS

z)     Net income (loss) per share and per ADS

        Basic net income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights to the extent that each class may share income for the period, whereas net loss is allocated to ordinary shares because other participating securities are not contractually obligated to share the loss of the Group. The Group's convertible redeemable preferred shares are participating securities. These preferred shares were converted on February 2, 2010 (see Note 18) and were no longer outstanding as of December 31, 2011 and 2012. Diluted net income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the exercise of share options (using the treasury stock method) and the conversion of the convertible redeemable preferred shares (using the if-converted method). Ordinary shares equivalents are not included in the denominator of the diluted net income (loss) per share calculation when inclusion of such shares would be anti-dilutive. Basic and diluted net income (loss) per ADS has been computed by multiplying the net income (loss) per share by 45, which is the number of shares represented by each ADS.

        The change in the carrying value of the redeemable NCI is reflected in the Group's net income (loss) per share and per ADS using the two-class method at the consolidated level. Periodic adjustments to recognize changes in redemption value are reflected in the Group's net income (loss) per share and per ADS only to the extent of any excess of the redemption value over initial fair value.

Comprehensive income

aa)   Comprehensive Income

        Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners.

        For the years ended December 31, 2010, 2011 and 2012, there was no comprehensive income for the Group.

Recent accounting pronouncements with impact on the financial statements of the Company

bb)  Recent accounting pronouncements with impact on the financial statements of the Company

        In July 2012, the FASB issued revised guidance on "Testing Indefinite-Lived Intangible Assets for Impairment." The revised guidance applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Under the revised guidance, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass a qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. In conducting a qualitative assessment, an entity should consider the extent to which relevant events and circumstances, both individually and in the aggregate, could have affected the significant inputs used to determine the fair value of the indefinite-lived intangible asset since the last assessment. An entity also should consider whether there have been changes to the carrying amount of the indefinite-lived intangible asset when evaluating whether it is more likely than not that the indefinite-lived intangible asset is impaired. An entity should consider positive and mitigating events and circumstances that could affect its determination of whether it is more likely than not that the indefinite-lived intangible asset is impaired. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company does not expect any material impact on its consolidated finical statements when adopting this guidance on January 1, 2013.

ORGANIZATION AND PRINCIPAL ACTIVITIES (TABLES)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of entities held by Xinye

        The Company was established in the Cayman Islands in 2005 and subsequently reorganized on August 24, 2006 to be the holding company of its subsidiaries to facilitate investments by private equity investors (the "Reorganization"). To complete the Reorganization, entities that were held by Beijing Xinye Jia Yuan Real Estate Consulting Co., Ltd. ("Xinye"), a wholly-owned foreign enterprise, which were under the common control of Mr. Donald Zhang and Mr. Harry Lu, were transferred to the Company. These entities held by Xinye were:

Name		Place of registration / operation	% of Ownership held by Xinye	Effective date of transfer to the Company	Principal activity
1	Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")	PRC	51%	Dec 4, 2008	Real estate franchising
2	Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	PRC	11%	Aug 12, 2008	Real estate franchising
3	Xiamen Shijitonghe Real Estate Consultant Co., Ltd. ("Xiamen")	PRC	10%	Dec 26, 2008	Real estate franchising
4	Shandong Jinan Sanlian Real Estate Brokerage Co., Ltd. ("Shandong")	PRC	15%	Dec 4,2006	Real estate franchising
5	Shaanxi Lide Industry Investments Co., Ltd. ("Xian")	PRC	10%	Feb 9, 2009	Real estate franchising

Schedule of major subsidiaries and variable interest entities

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
Subsidiaries
1	IFM Company Ltd. ("IFM Co.")	Oct 4, 1999	Cayman Islands	100%	Subsidiary	Holding franchise right
2	Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	Mar 1, 2000	PRC	100%	Subsidiary	Real estate franchising
3	Genius Nation Investments Ltd. ("Genius")	May 18, 2006	British Virgin Islands	100%	Subsidiary	Investment holding
4	Shanghai Ruifeng Real Estate Investments Consultant Co., Ltd. ("Shanghai Ruifeng")	Sep 28, 2006	PRC	100%	Subsidiary	Real estate brokerage service
5	Beijing Anxin Ruide Real Estate Brokerage Co., Ltd.("Beijing Anxin")	Oct 19, 2006	PRC	100%	Subsidiary	Real estate brokerage service
6	Shanghai Anshijie Real Estate Consultant Co., Ltd. ("Anshijie")	Nov 28, 2006	PRC	100%	Subsidiary	Investment holding
7	Beijing Kaisheng Jinglue Guarantee Co., Ltd., ("MMC BJ")	Aug 13, 2007	PRC	100%	Subsidiary	Real estate mortgage brokerage service
8	Kaisheng Jinglue (Shanghai) Investment Management Co., Ltd. ("MMC SH")	Apr 8, 2008	PRC	100%	Subsidiary	Real estate mortgage brokerage service
9	Beijing IFM International Real Estate Brokerage Co., Ltd. ("IFM BJ Broker")	May 27, 2008	PRC	100%	Subsidiary	Real estate franchising
10	Beijing IFM Investment Managements Limited ("IFM BJ Inv")	Sep 27, 2008	PRC	100%	Subsidiary	Investment holding
11	Shanghai Ruifeng Investment Managements Limited ("Ruifeng Inv")	Nov 20, 2008	PRC	100%	Subsidiary	Real estate brokerage service

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
12	Beijing Huachuang Xunjie Technology Co., Ltd. ("Huachuang")	July 16, 2009	PRC	100%	Subsidiary	Software development and licensing
13	Business Vision Management Consultants Limited ("BVMC")	Sep 18, 2009	HK	85%	Subsidiary	Investment holding
14	Beijing Kaicheng Huaxin Investment Consultants Limited ("PRI")	Oct 20, 2009	PRC	70%	Subsidiary	Primary residential properties market advisory service
15	Beijing Xinrui Shijiao Business Managements Consultant Co., Ltd. ("COM")	Jan 4, 2010	PRC	85%	Subsidiary	Commercial properties market advisory service
16	Shenzhen Kaian Investments Guarantee Co., Ltd ("Kaian")	Mar 10, 2010	PRC	100%	Subsidiary	Real estate mortgage brokerage service
17	Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Jul 21, 2010	PRC	75%	Subsidiary	Fund management
18	Beijing Kudiantongfang Technology Co., Ltd. ("Kudian")	Apr 6,2011	PRC	100%	Subsidiary	Software development and licensing
19	GuangZhou Anshijie Real Estate Brokerage Co., Ltd. ("GZASJ")	Jun 10,2011	PRC	100%	Subsidiary	Real estate brokerage service
20	Sichuan Ruichangyuan Investment management Co., Ltd. ("CD Ruichuangyuan")	Jun 20,2011	PRC	100%	Subsidiary	Investment and management consulting
21	Beijing SG Xinrui Real Estate Brokerage Co., Ltd.	Aug 4,2011	PRC	55%	Subsidiary	Primary real estate agency service
22	City Integrated Residential Services (China) Limited ("CIR")*	Oct 25, 2000	HK	100%	Subsidiary	Investment holding
23	CIR Real Estate Consultant (Shenzhen) Co., Ltd. ("Shenzhen CIR")*	Sep 15, 2005	PRC	100%	Subsidiary	Real estate brokerage service
24	Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")*	Sep 29, 2002	PRC	100%	Subsidiary	Real estate franchising
25	Chengdu Yize Real Estate Brokerage Co., Ltd. ("IFM CD")*	Sept 4,2003	PRC	100%	Subsidiary	Real estate franchising
26	Chengdu Yichuan Real Estate Brokerage Co., Ltd. ("Chengdu Yichuan")*	Jun 28, 2006	PRC	100%	Subsidiary	Real estate brokerage service

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
27	Sichuan Yidao Real Estate Brokerage Co., Ltd. ("MMC CD")*	Mar 4, 2004	PRC	100%	Subsidiary	Real estate mortgage brokerage service
28	SG International Investments Limited ("Shanggu")*	Jan 25,2011	Cayman Islands	55%	Subsidiary	Investment holding
29	SG Strategic Investments (Hong Kong) Limited ("SG HK")*	Feb 23,2011	HK	55%	Subsidiary	Investment holding
30	Beijing SG New Century Consulting Service Company*	May 19,2011	PRC	55%	Subsidiary	Primary real estate agency service
31	Shenzhen Quancheng Management Services Co.Ltd	Oct 30,2012	PRC	100%	Subsidiary	Real estate brokerage service
32	Sichuan Ruichuan Real Estate Brokerage Co., Ltd. ("Sichuan Ruichuan")*	Nov 23,2011	PRC	100%	Subsidiary	Real estate brokerage service
VIEs and VIEs' Subsidiaries
1	Beijing Huaxing Tianye Investment Management Co., Ltd ("Huaxing")	Sept 6, 2010	PRC	100%	VIE	Investment management
2	Beijing Kaisheng Chuangfu Investment Co., Ltd ("Chuangfu")	Sept 6, 2010	PRC	100%	VIE	Investment management
3	Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. ("Anxin Inv")	Nov 24,2010	PRC	100%	VIE	Real estate brokerage service
4	Beijing Hui Jin Mortgage Limited Company ("Hui Jin")	Sep 10,2009	PRC	100%	Subsidiary	Real estate mortgage brokerage service

Schedule of equity method investments

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
Equity Investments
1	Shaanxi Lide Industry Investments Co., Ltd. ("Xian")	Dec 12, 2006	PRC	10%	Investment under the equity method	Real estate franchising
2	Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership")	July 21, 2010	PRC	75%	Investment under the equity method	Fund management
3	Tianjin Shiji TianRe Equity Fund Limited Partnership ("TianRe Fund I")	Aug 19, 2010	PRC	4.14%	Investment under the equity method	Fund investment

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (TABLES)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

        Property and equipment, net, consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Computers and software	42,586	41,250
Furniture, fixtures and equipment	28,729	26,653
Vehicles	6,928	6,124
Leasehold improvements	51,271	45,331

	129,514	119,358
Less: accumulated depreciation and amortization	(67,001)	(78,526)

Property and equipment, net	62,513	40,832

Schedule of financial instruments measured at fair value

        The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2011 and 2012.

		Fair value measurement at reporting date using
Items	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent consideration payable	44,227,000	-	-	44,227,000

Total	44,227,000	-	-	44,227,000

		Fair value measurement at reporting date using
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	106,000,000	-	106,000,000	-
Contingent consideration payable	33,773,915	-	-	33,773,915

Total	139,773,915	-	106,000,000	33,773,915

Schedule of contingent consideration payable

        The following summarizes the Group's contingent consideration payable as of December 31, 2012 (in RMB thousands):

Balance as of December 31, 2011	44,227
Purchases, sales, issuances, and settlements (net)	-
Total gains or losses for the period	(10,453)

Balance as of December 31, 2012	33,774

Schedule of net change in fair value

        The following summarizes the net change in fair value recorded for the years ended December 31, 2011 and 2012:

	Years ended December 31,
	2011	2012
Net change in fair value in contingent consideration	25,716	10,453
Net change in fair value in post-employees' options	-	1,536

Total net change in fair value	25,716	11,989

Schedule of assets measured at fair value on a nonrecurring basis

        The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2012:

		Fair value measurement at reporting date using
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Goodwill	103,942,191	-	-	103,942,191

Total	103,942,191	-	-	103,942,191

ACCOUNTS RECEIVABLE (TABLES)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

        The following summarizes the Group's accounts receivable as of December 31, 2011 and 2012 (in RMB thousands):

	December 31,
	2011	2012
Accounts receivable	112,626	193,620
Less: Allowance for doubtful accounts	(15,536)	(17,333)

	97,090	176,287

Schedule of movements of the allowance for doubtful accounts

        The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 (in RMB thousands):

	Years ended December 31,
	2010	2011	2012
Balance at beginning of the year	(8,252)	(10,367)	(15,536)
Charged to costs and expenses	(9,041)	(14,343)	(12,129)
Write-off of receivable balances and corresponding provisions	6,926	9,174	10,332

Balance at end of the year	(10,367)	(15,536)	(17,333)

LOANS RECEIVABLE (TABLES)	12 Months Ended
Dec. 31, 2012
LOANS RECEIVABLE
Schedule of loans receivable

        The following summarizes the Group's loans receivable as of December 31, 2011 and December 31, 2012 (in RMB thousands):

	December 31,
	2011	2012
Loans receivable	37,511	35,229
Less: impairment	-	-

	37,511	35,229

PREPAID EXPENSES AND OTHER CURRENT ASSETS (TABLES)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

        Prepaid expenses and other current assets consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Prepaid rental	19,149	20,542
Staff advances and deposits	4,016	7,701
Prepayments to suppliers	4,859	2,615
Others	9,345	10,407

Total	37,369	41,265

EQUITY INVESTMENTS (TABLES)	12 Months Ended
Dec. 31, 2012
EQUITY INVESTMENTS
Schedule of changes in equity investments

        The following sets forth the changes in the Group's equity investments:

	Xiamen	Xian	Fund Management Partnership	Total
Balance as of December 31, 2010	-	276	5,934	6,210
Investments	-	-	1,890	1,890
Share of associates' income (losses)	-	(82)	2,577	2,495

Balance as of December 31, 2011	-	194	10,401	10,595

Investments	-	-	-	-
Share of associates' (losses) income	-	(39)	2,585	2,546

Balance as of December 31, 2012	-	155	12,986	13,141

PROPERTY AND EQUIPMENT, NET (TABLES)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment [Table Text Block]

        Property and equipment, net, consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Computers and software	42,586	41,250
Furniture, fixtures and equipment	28,729	26,653
Vehicles	6,928	6,124
Leasehold improvements	51,271	45,331

	129,514	119,358
Less: accumulated depreciation and amortization	(67,001)	(78,526)

Property and equipment, net	62,513	40,832

BUSINESS COMBINATIONS (TABLES)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of redeemable non-controlling interest

        The following summarizes the Group's redeemable non-controlling interest as of December 31, 2011 and 2012 (in RMB thousands):

Balance as of December 31, 2010	-
Purchases, sales, issuances, and settlements (net)	67,185
Total losses for the period	(1,004)

Balance as of December 31, 2011	66,181
Purchases, sales, issuances, and settlements (net)
Total gain for the period	3,249
Balance as of December 31, 2012	69,430

Yixing
Business Acquisition [Line Items]
Schedule of purchase price allocation

        a)    On December 31, 2010, as a part of the Group's business strategy to continue to develop company owned brokerage services, the Group acquired 100% of the equity interest in IFM CD, Chengdu Yichuan and MMC CD from Sichuan Yixing Property Development Limited ("Yixing") and a natural person, Lihong. Prior to the acquisition, Yixing was a regional sub-franchisor in Chengdu. The Company made an initial payment of RMB15.0 million in December 2010 with the remaining purchase consideration of RMB1.6 million paid in August 2011.The total purchase consideration of RMB16.6 million was allocated to net tangible assets and intangible assets acquired at the date of acquisition and goodwill as follows (in RMB thousands):

	Amount	Estimated Useful life
Net tangible assets acquired
Cash acquired	6,351
Other tangible assets acquired	772
Liabilities assumed	(6,896)
Intangible assets acquired:
Sub-franchisee base	2,044	2.9 years
CENTURY 21® franchise rights	6,990	12.3 years
Goodwill	7,326

Total purchase consideration	16,587

Shanggu
Business Acquisition [Line Items]
Schedule of purchase price allocation

        (b)   On June 14, 2011, the Company completed its acquisition of SG International Investments Limited ("Shanggu") which is a business engaged in primary real estate agency services and will allow the Company to enlarge its market share. The Company initially acquired 55% of the equity interest of Shanggu and will acquire another 35% between 2014 and 2019 at the seller's option which the Company does not control,, which is considered a put right (note 2(u)). The exercise price of this put right is calculated using a formula based on the future net profits of Shanggu. Pursuant to the acquisition agreement, the total initial purchase consideration is estimated to be approximately RMB94.9 million which is based on projected future net income between Jun 30, 2012 and June 30, 2013. The Company made an initial acquisition payment of approximately RMB25.0 million in July 2011 with the remaining purchase consideration of the first 55% of equity stake payable between 2012 and 2015. The contingent payment was recognized as a liability on the acquisition date based on its fair value, which was estimated to be approximately RMB69.9 million based on the projected future net income of Shanggu between July 2011 and June 2013. The contingent consideration payable will be marked to its fair value each reporting period through earnings. The Company re-measured the fair value of the contingent consideration and reduced the corresponding liability which resulted in a gain of RMB25.7 million and RMB10.5 million for the year ended December 31, 2011 and 2012 into its consolidated statements of operations.

	Amount	Estimated Useful life
Net tangible assets acquired	-
Intangible assets acquired:
Brand name	45,214	Indefinite
Customer relationships	13,811	7 years
Goodwill	128,705
Redeemable non-controlling interest	(67,185)
Non-controlling interest	(10,846)
Deferred tax liabilities	(14,756)

Total purchase consideration	94,943

Including: Initial acquisition payment in cash	25,000
Contingent consideration	69,943

GOODWILL (TABLES)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in goodwill allocated to reportable segments

        The following summarizes the changes in goodwill allocated to the Group's reportable segments (Note 26) as of December 31, 2011 and 2012 (in RMB thousands):

	Company-Owned Brokerage Services	Franchise Services	Primary and Commercial Services	Total
Balance as of January 1, 2011	7,911	8,696	-	16,607
Acquisitions	-	-	128,705	128,705
Impairments	(4,374)	-	(26,240)	(30,614)
Balance as of December 31, 2011	3,537	8,696	102,465	114,698
Acquisitions	-	-	-	-
Impairments	-	-	(10,755)	(10,755)

Balance as of December 31, 2012	3,537	8,696	91,710	103,943

INTANGIBLE ASSETS, NET (TABLES)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

        The following summarizes the Group's intangible assets as of December 31, 2011 and 2012 (in RMB thousands):

	CENTURY 21® franchise rights	Customer relationships	Real estate listing databases	Trademark	Sub-franchisee base	Brand name	Mortgage credit license	Total
Cost	48,747	949	541	403	2,044	-	-	52,684
Accumulated amortization	(17,120)	(357)	(219)	(100)		-	-	(17,796)

Balance as of January 1, 2011	31,627	592	322	303	2,044	-	-	34,888
Additions	-	13,811	-	-	-	45,214	6,666	65,691
Amortization	(2,348)	(1,248)	(54)	(40)	(704)	-	(358)	(4,752)

Balance as of December 31, 2011	29,279	13,155	268	263	1,340	45,214	6,308	95,827
Additions	-	-	-	-	-	-	-	-
Amortization	(2,348)	(2,070)	(54)	(40)	(704)	-	(358)	(5,574)

Balance as of December 31, 2012	26,931	11,085	214	223	636	45,214	5,950	90,253

Schedule of annual estimated amortization expense of intangible assets by year

        Based on the Group's intangible assets subject to amortization, the annual estimated amortization expense related to the above intangible assets is as follows (in RMB thousands):

2013	5,504
2014	4,869
2015	4,869
2016	4,869
2017	4,869
Thereafter	20,059

Total	45,039

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (TABLES)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

        Accrued expenses and other current liabilities consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Salaries, commissions and welfare payable	83,460	129,855
Taxes payable	22,803	40,877
Royalty fees payable	1,225	1,435
Third party deposits	10,544	16,491
Professional fees payable	7,431	4,065
Other current liabilities	25,039	24,971

Total	150,502	217,694

INCOME TAXES (TABLES)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of provision for income taxes

        The provision for income tax is as follows (in RMB thousands):

	Years ended December 31,
	2010	2011	2012
Income tax provision:
Current	3,023	1,498	8,484
Deferred	(38)	(395)	(5,771)

Total	2,985	1,103	2,713

Schedule of deferred tax assets and liabilities arise from tax impact of significant temporary differences

        The following table presents the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities as of December 31, 2011 and 2012 (in RMB thousands):

	December 31,
	2011	2012
Current
Deferred tax assets:
Allowance for doubtful accounts	3,395	4,333
Deferred revenue	814	838
Accrued expense and payroll	22,944	35,050
Advertising expense	1,359	861
Net operating loss carry forwards	-	-

Total deferred tax assets	28,512	41,082
Less: valuation allowance	(28,512)	(36,202)

	-	4,880

Non-current
Deferred tax assets:
Net operating loss carry forwards	118,550	126,341
Intangible assets and property and equipment	5,810	5,599

Total deferred tax assets	124,360	131,940
Less: valuation allowance	(124,360)	(131,940)

	-	-

Deferred tax liabilities:
Intangible assets and property and equipment	(17,543)	(16,652)

Net deferred tax liabilities	(17,543)	(16,652)

        The following table presents the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities as of December 31, 2011 and 2012 (in RMB thousands):

	December 31,
	2011	2012
Current
Deferred tax assets:
Allowance for doubtful accounts	3,395	4,333
Deferred revenue	814	838
Accrued expense and payroll	22,944	35,050
Advertising expense	1,359	861
Net operating loss carry forwards	-	-

Total deferred tax assets	28,512	41,082
Less: valuation allowance	(28,512)	(36,202)

	-	4,880

Non-current
Deferred tax assets:
Net operating loss carry forwards	118,550	126,341
Intangible assets and property and equipment	5,810	5,599

Total deferred tax assets	124,360	131,940
Less: valuation allowance	(124,360)	(131,940)

	-	-

Deferred tax liabilities:
Intangible assets and property and equipment	(17,543)	(16,652)

Net deferred tax liabilities	(17,543)	(16,652)

Schedule of movement of the valuation allowance for net deferred tax assets

        The following table sets forth the movements of the valuation allowance for net deferred tax assets for the years presented (in RMB thousands):

	Years ended December 31,
	2010	2011	2012
Balance at beginning of the year	(22,540)	(62,628)	(152,872)
Write-back/(provision) for the year	(40,088)	(90,244)	(15,270)

Balance at end of the year	(62,628)	(152,872)	(168,142)

Schedule of reconciliation of income tax at the statutory income tax rate to the Group's effective tax rate

        A reconciliation of income tax at the statutory income tax rate to the Group's effective tax rate is as follows:

	Years ended December 31,
	2010	2011	2012
Statutory income tax rates	(25.0)%	(25.0)%	(25.0)%
Effect of preferential tax rate	2.6%	(1.0)%	(6.2)%
Effect of income tax rate changes	(1.2)%	(0.6)%	0.0%
Changes in valuation allowance	24.9%	26.6%	31.2%
Others	0.5%	0.4%	5.7%

Effective tax rate	1.8%	0.4%	5.7%

NET INCOME (LOSS) PER SHARE AND PER ADS (TABLES)	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE AND PER ADS
Schedule of basic and diluted net income (loss) per ordinary share and per ADS

        The following table sets forth the computation of basic and diluted net income (loss) per ordinary share and ADS for the years ended December 31, 2010 ,2011 and 2012 (in RMB thousands, except per share and per ADS data):

	2010	2011	2012
Numerator:
Net income (loss) attributable to IFM Investments Limited	(162,238)	(336,515)	(53,511)
Accretion of Series A Preferred Shares	(381)	-	-
Accretion of Series B Preferred Shares	(832)	-	-
Income allocated to participating preferred shareholders	-	-	-

Numerator for basic and diluted net income (loss) per share	(163,451)	(336,515)	(53,511)

Denominator:
Weighted-average shares-basic	654,637	668,291	667,672
Potentially dilutive shares:
Preferred shares*	-	-	-
Options*	-	-	-

Weighted averages shares-diluted	654,637	668,291	667,672

Net income (loss) per share-basic	(0.25)	(0.50)	(0.08)

Net income (loss) per share-diluted	(0.25)	(0.50)	(0.08)

Net income (loss) per ADS-basic	(11.24)	(22.66)	(3.61)

Net income (loss) per ADS-diluted	(11.24)	(22.66)	(3.61)

SHARE-BASED COMPENSATION (TABLES)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of share option grant valuation assumptions

        Valuation Assumptions:    The Company estimated the fair value of share options using Black-Scholes Option Pricing valuation model. The fair value of each option grant is estimated on the date of grant with the following assumptions:

	Years ended December 31,
	2010	2011	2012
Expected volatility	64.5% - 65.5%	-	58.8% - 60.3%
Risk-free interest rate	1.62% - 2.43%	-	1.17% - 1.27%
Dividend yield	0.00%	-	0.00%
Expected term (in years)	3.2 - 3.5	-	3.5
Weighted average fair value of the underlying shares on the date of option grants (US$)	0.27	-	0.03

Schedule of share options activities

        The following table summarizes the Group's share options activities for the years ended December 31, 2010, 2011 and 2012:

		Share options Outstanding
	Share options available	Number of Share options	Weighted Average Exercise Price (US$)
Balance as of December 31, 2008	10,576,880	41,900,000	0.12

Share options granted	(3,400,000)	3,400,000	0.32
Share options cancelled/forfeited	1,500,000	(1,500,000)	0.11

Balance as of December 31, 2009	8,676,880	43,800,000	0.13

Share options granted	(5,250,000)	5,250,000	0.27
Share options cancelled/forfeited	2,150,000	(2,150,000)	0.14
Share options exercised	-	(3,599,143)	0.11

Balance as of December 31, 2010	5,576,880	43,300,857	0.15

Share options granted	-	-	-
Share options cancelled/forfeited	1,840,536	(1,840,536)	0.18
Share options exercised	-	(977,582)	0.09

Balance as of December 31, 2011	7,417,416	40,482,739	0.15
Share options granted	(900,000)	900,000	0.03
Share options cancelled/forfeited	2,300,000	(2,300,000)	0.14
Balance as of December 31, 2012	8,817,416	39,082,739	0.02

Schedule of weighted average remaining contractual life and exercise price for the share options outstanding and exercisable

2011.The following table summarizes the weighted average remaining contractual life and exercise price for the share options outstanding and exercisable as of December 31, 2012:

	Share options Outstanding			Share options Exercisable
Range of Exercise Prices (US$)	Number of options outstanding	Weighted Average Remaining Contractual Life (In years)	Weighted Average Exercise Price (US$)	Number of options outstanding	Weighted Average Remaining Contractual Life (In years)	Weighted Average Exercise Price US($)
$0.023	22,182,739	4.52	0.02	21,816,073	4.52	0.02
$0.025	16,000,000	4.52	0.03	15,950,000	4.52	0.02
$0.026	400,000	4.81	0.03	-	-	-
$0.034	500,000	4.67	0.03	-	-	-

	39,082,739	4.53	0.02	37,766,073	4.52	0.02

COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements

        Future minimum lease payments under these non-cancellable operating lease agreements as of December 31, 2012 are as follows (in RMB thousands):

For the year ending December 31,
2013	99,748
2014	57,429
2015	43,655
2016	10,101
2017	5,135
2018	1,059

Total	217,127

Schedule of future minimum service fees

        The Group is required to pay annual minimum service fees to Realogy for the licensing of the CENTURY 21® brand to 2025. The minimum service fees is the greater of the minimum of US$100,000 (approximately RMB623,010) or an amount calculated by multiplying US$500 (approximately RMB3,115) by the number of sales offices in the Group's CENTURY 21® franchise network. The minimum service fees for future years are as follows (in RMB thousands):

2013	623
2014	623
2015	623
2016	623
2017	623
Thereafter	4,517

Total	7,632

RELATED PARTY TRANSACTIONS (TABLES)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of amounts due from/to related parties

        Refer to Note 7 for the related party transactions of the equity interests in TianRe Co., Ltd. and Fund Management Partnership. As of December 31, 2011 and 2012, the amounts due from/to related parties consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Amounts due from related parties
Fund Management Partnership	21	109
Xian	50	-
Other	-	1

Total amounts due from related parties	71	110

Amounts due to related parties
Fund Management Partnership	16	22
Xian	250	250

Total amounts due to related parties	266	272

VARIABLE INTEREST ENTITIES (TABLES)	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITIES
Schedule of VIEs' consolidated cash flow

        For all these VIE entities, as of December 31, 2011 and 2012, the consolidated cash flow consisted of the following (in RMB thousands):

	2011 RMB	2012 RMB
Net cash provided by (used in) operating activities	44,149	(24,636)
Net cash provided by (used in) investing activities	(12,258)	3,657
Net cash provided by financing activities:	500	38,000
Net (decrease) increase in cash and cash equivalents	32,391	17,021

SEGMENT INFORMATION (TABLES)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Schedule of selected revenue and expense information for each operating segment

        The following tables summarize the selected revenue and expenses information for each reportable segment for the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31, 2010 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	482,371	17,011	24,381	7,066	-	530,829
Commissions and other agent-related costs	(307,153)	(759)	(6,550)	(4,410)	-	(318,872)
Operating costs	(187,298)	(7,260)	(1,827)	(3,106)	(179)	(199,670)
Selling, general and administrative expenses	(80,560)	(13,446)	(9,759)	(5,067)	(67,439)	(176,271)
(Loss) income from operations	(92,640)	(4,454)	6,245	(5,517)	(67,618)	(163,984)
Net (loss) income	(83,952)	(5,597)	5,026	(5,517)	(73,660)	(163,700)

	Year ended December 31, 2011 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	513,375	23,546	22,903	44,735	-	604,559
Commissions and other agent-related costs	(394,865)	(1,490)	(6,786)	(25,779)	-	(428,920)
Operating costs	(271,562)	(8,873)	(1,672)	(14,352)	(193)	(296,652)
Selling, general and administrative expenses	(107,843)	(15,492)	(10,696)	(17,052)	(67,027)	(218,110)
Goodwill impairment	(4,374)	-	-	(26,240)	-	(30,614)
Net change in fair value	-	-	-	25,716	-	25,716
(Loss) income from operations	(265,269)	(2,309)	3,749	(12,972)	(67,220)	(344,021)
Net (loss) income	(264,722)	(2,311)	3,620	(12,972)	(64,025)	(340,410)

	Year ended December 31, 2012 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	623,927	13,405	25,686	85,115	-	748,133
Commissions and other agent-related costs	(394,089)	(1,221)	(6,981)	(52,991)	-	(455,282)
Operating costs	(156,460)	(6,125)	(1,432)	(11,313)	-	(175,330)
Selling, general and administrative expenses	(85,970)	(7,993)	(10,873)	(12,049)	(60,590)	(177,475)
Goodwill impairment	-	-	-	(10,755)		(10,755)
Net change in fair value	-	-	-	10,453	1,536	11,989
(Loss) income from operations	(12,592)	(1,934)	6,400	8,460	(59,054)	(58,720)
Net (loss) income	(6,405)	(1,930)	6,128	5,435	(53,312)	(50,084)

ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (TABLES)	12 Months Ended
Dec. 31, 2012
Financial information of parent company, Condensed Balance Sheets
Parent
Financial information of parent company, Condensed Balance Sheets

Financial information of parent company
Condensed Balance Sheets
(in thousands, except par value)

	December 31,
	2011 RMB	2012 RMB	2012 US$
			(Note 2(c))
ASSETS
Current assets:
Cash and cash equivalents	34,080	21,453	3,443
Restricted cash	-	-	-
Amounts due from subsidiaries, associates and related parties	124,964	118,009	18,942
Prepaid expenses and other current assets	1,906	1,057	170

Total current assets	160,950	140,519	22,555

Non-current assets:
Long-term investments	265,656	225,859	36,253

Total assets	426,606	366,378	58,808

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	5,915	2,376	382
Amounts due to subsidiaries, associates and related parties	14,645	9,708	1,558

Total liabilities	20,560	12,084	1,940

Shareholders' equity:
Class A ordinary shares (US$0.001 par value, 3,133,000 and 3,133,000 shares authorized, 667,672 and 667,672 shares issued and outstanding as of December 31, 2011and 2012, respectively)	4,939	4,939	793
Treasury stock	-	-	-
Additional paid-in capital	1,033,892	1,035,651	166,233
Statutory reserves	5,595	5,595	898
Accumulated deficit	(638,380)	(691,891)	(111,056)

Total shareholders' equity	406,046	354,294	56,868

Total liabilities and shareholders' equity	426,606	366,378	58,808

Financial information of parent company, Condensed Statements of Operations

Financial information of parent company
Condensed Statements of Operations
(in thousands)

	Years Ended December 31,
	2010 RMB	2011 RMB	2012 RMB	2012 US$
				(Note 2(c))
Costs and expenses:
Selling, general and administrative expenses	(24,903)	(5,611)	(15,263)	(2,450)
Net change in fair value	-	-	1,536	247

Total costs and expenses	(24,903)	(5,611)	(13,727)	(2,203)

Loss from operations	(24,903)	(5,611)	(13,727)	(2,203)
Interest income	597	212	61	10
Foreign currency exchange gain (loss)	(3,350)	(1,981)	(48)	(8)

Loss before share of subsidiaries' and associates' (loss) income	(27,656)	(7,380)	(13,714)	(2,201)
Share of subsidiaries' and associates' income (loss)	(134,582)	(329,135)	(39,797)	(6,387)

Net income (loss)	(162,238)	(336,515)	(53,511)	(8,588)
Accretion of convertible redeemable preferred shares	(1,213)	-	-	-
Income allocated to participating preferred shareholders	-	-	-	-

Net income (loss) attributable to ordinary shareholders	(163,451)	(336,515)	(53,511)	(8,588)

Financial information of parent company, Condensed Statements of Cash Flows

Condensed Statements of Cash Flows
(in thousands)

	Years Ended December 31,
	2010 RMB	2011 RMB	2012 RMB	2012 US$
				(Note 2(c))
Net cash used in operating activities	(7,800)	(31,020)	(12,525)	(2,010)
Net cash used in investing activities	(410,569)	-	-	-
Cash flow from financing activities:
Share repurchase	(26,816)	(15,332)	-	-
Payment of initial public offering costs	(13,572)	(1,315)	-	-
Proceeds from issuance of ordinary shares upon initial public offering	557,455	-	-	-
Proceeds from issuance of ordinary shares upon exercise of share options	2,664	583	-	-
Repayments of short-term borrowing to subsidiaries	(25,760)	-	-	-
Net cash (used in) provided by financing activities	493,971	(16,064)	-	-
Effect of exchange rate changes on cash and cash equivalents	(1,394)	(1,942)	(102)	(16)

Net (decrease) increase in cash and cash equivalents	74,208	(49,026)	(12,627)	(2,026)
Cash and cash equivalents at the beginning of year	8,898	83,106	34,080	5,469

Cash and cash equivalents at the end of year	83,106	34,080	21,453	3,443

ORGANIZATION AND PRINCIPAL ACTIVITIES (DETAILS)	0 Months Ended			1 Months Ended	12 Months Ended			30 Months Ended		0 Months Ended								0 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended							0 Months Ended			0 Months Ended
	Apr. 16, 2012	Feb. 02, 2010	Dec. 30, 2009 USD ($)	Jan. 31, 2010	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012	Dec. 31, 2012 Minimum month	Dec. 31, 2012 Maximum month	Nov. 30, 2005 Maxpro Mr. Donald Zhang	Dec. 15, 2005 IFM Overseas Limited Mr. Donald Zhang	Aug. 24, 2006 the Partnership IFM Holding	Aug. 24, 2006 the Partnership Mr. Harry Lu	Mar. 22, 2000 Cendant year	Oct. 19, 2007 The ESOP	Aug. 18, 2006 The ESOP	Feb. 02, 2010 Ordinary Shares	Feb. 02, 2010 Common Class A USD ($)	Dec. 31, 2011 Common Class A USD ($)	May 09, 2011 Common Class A Goldman	Feb. 02, 2010 Common Class A Goldman	Feb. 02, 2010 Common Class B USD ($)	May 09, 2011 Common Class B Goldman	Feb. 02, 2010 Common Class B Goldman	Feb. 02, 2010 Preferred Shares USD ($)	Feb. 02, 2010 Series A Preferred Shares	Aug. 24, 2006 Series A Preferred Shares Goldman CNY	Feb. 02, 2010 Series B Preferred Shares	Oct. 19, 2007 Series B Preferred Shares GL Asia Mauritius II Cayman Limited CNY	Feb. 21, 2008 Series B Preferred Shares Realogy CNY	Feb. 02, 2010 USD USD ($)	Jan. 31, 2010 USD USD ($)	Feb. 21, 2008 USD Realogy USD ($)	Mar. 22, 2000 USD Cendant USD ($)	Dec. 31, 2012 USD Common Class A USD ($)	Oct. 19, 2007 USD Series B Preferred Shares GL Asia Mauritius II Cayman Limited USD ($)
Organization and Principal Activities [Line Items]
Ownership held by certain party										100.00%	100.00%	80.00%	20.00%
Investments					1,890,000																						175,300,000
Preferred Shares in exchange for by investing																											200,000,000
Ordinary shares reserved and authorized for issuance																40,000,000
Shares authorized for issuance															52,500,000
Issuance of ordinary shares upon initial public offering						537,168,000																							300,600,000	16,700,000			2,300,000			40,000,000
Issuance of ordinary shares upon initial public offering (in shares)																													105,300,000	6,100,000
Ordinary shares, shares reserved															85,300,000
Split of share capital			10
Ordinary shares, par value (in dollars per share)			$ 0.001																$ 0.01													$ 7			$ 0.01
American Depositary Shares offered				12,487,500
American Depositary Shares offered, after ratio change				4,162,500
Ordinary shares offered ADS representing				187,312,500
Par value of ordinary shares after ratio change																																$ 21
Proceeds from issuance of ordinary shares upon initial public offering						557,455,000
Authorised share capital value before increasement																															1,325,114
Authorised share capital shares before increasement																	1,013,746,760									200,000,000		111,367,270
Authorised share capital value after increasement																															3,333,000
Authorised share capital shares after increasement																	3,021,632,730									200,000,000		111,367,270
Creation of additional ordinary shares		2,007,885,970
Authorised share capital shares before reorganization																															3,333,000
Par value, in dollars per share, before reorganization																															$ 0.001
Authorised share capital shares after reorganization																		3,133,000,000				100,000,000			100,000,000
Par value, in dollars per share, after reorganization																		$ 0.001				$ 0.001			$ 0.001
Amount converted						519,531,000
Shares converted																					80,502,938		80,502,938			200,000,000		111,367,270
Shares issued in conversion																		238,842,277		80,502,938				80,502,938
ADSs to class A ordinary shares before the "Ratio Change"	1:15
ADSs to class A ordinary shares after the Ratio Change	1:45
Number of new ADSs the record holders entitled to receive	1
Number of shares each new ADS represents	45
Number of old ADSs each new ADS exchages for	3
Terms of entrusted and mortgage credit loans								2	12
Average loan-to-value ratio							50.00%
Contractual period of franchise rights (in years)														25
Renewal clause payment																																		$ 4,500,000

ORGANIZATION AND PRINCIPAL ACTIVITIES (DETAILS 2) (Xinye)	1 Months Ended
	Dec. 31, 2008 Shanghai Yaye Real Estate Brokerage Company Limited [Member]	Aug. 31, 2008 Beijing Aaifeite International Franchise Consulting Company Limited [Member]	Dec. 31, 2008 Xiamen Shijitonghe Real Estate Consultant Company Limited [Member]	Dec. 31, 2006 Shandong Jinan Sanlian Real Estate Brokerage Company Limited [Member]	Feb. 28, 2009 Shaanxi Lide Industry Investments Company Limited [Member]
Organization and Principal Activities [Line Items]
Ownership held by certain party	51.00%	11.00%	10.00%	15.00%	10.00%

ORGANIZATION AND PRINCIPAL ACTIVITIES (DETAILS 3) (CNY)	1 Months Ended	12 Months Ended
	Jan. 31, 2010	Dec. 31, 2012 office	Dec. 31, 2011 office	Dec. 31, 2010 office
Organization and Principal Activities [Line Items]
Net income (loss)		(50,084,000)	(340,410,000)	(163,700,000)
Net cash provided by (used in) operating activities		(31,734,000)	(314,966,000)	(118,458,000)
Accumulated deficit		(691,891,000)	(638,380,000)
Gross proceeds from initial public offering	557,500,000
Number of sales offices		321	386	621
Xian
Organization and Principal Activities [Line Items]
Ownership held after all transactions		10.00%
Fund Management Partnership
Organization and Principal Activities [Line Items]
Ownership held after all transactions		75.00%
TianRe Fund I
Organization and Principal Activities [Line Items]
Ownership held after all transactions		4.14%
Huaxing
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Chuangfu
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Anxin Inv
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Hui Jin
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
IFM Co.
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
IFM Beijing
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Genius
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Shanghai Ruifeng
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Beijing Anxin
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Anshijie
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
MMC BJ
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
MMC SH
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
IFM BJ Broker
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
IFM BJ Inv
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Ruifeng Inv
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Huachuang
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
BVMC
Organization and Principal Activities [Line Items]
Ownership held after all transactions		85.00%
PRI
Organization and Principal Activities [Line Items]
Ownership held after all transactions		70.00%
COM
Organization and Principal Activities [Line Items]
Ownership held after all transactions		85.00%
Kaian
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
TianRe Co., Ltd.
Organization and Principal Activities [Line Items]
Ownership held after all transactions		75.00%
Kudian
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
GZASJ
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
CD Ruichuangyuan
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Beijing SG Xinrui Real Estate Brokerage Co., Ltd.
Organization and Principal Activities [Line Items]
Ownership held after all transactions		55.00%
CIR
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Shenzhen CIR
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
IFM SH
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
IFM CD
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Chengdu Yichuan
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
MMC CD
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Shanggu
Organization and Principal Activities [Line Items]
Ownership held after all transactions		55.00%
SG HK
Organization and Principal Activities [Line Items]
Ownership held after all transactions		55.00%
Beijing SG New Century Consulting Service Company
Organization and Principal Activities [Line Items]
Ownership held after all transactions		55.00%
Shenzhen Quancheng Management Services Co.Ltd.
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Sichuan Ruichuan
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Calculated convenience translation rate	6.2301
Cash and cash equivalents
Maximum term of maturity to classify instruments as cash and cash equivalents (in months)	3 months
Minimum term of maturity to classify instruments as cash in bank-time deposits (in months)	3 months
Maximum term of maturity to classify instruments as cash in bank-time deposits (in years)	1 year
Restricted cash	18,036	10,997

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS 2)	12 Months Ended
Dec. 31, 2012 year
Realogy
Property, Plant And Equipment [Line Items]
Contractual period of franchise rights (in years)	25
Computer and software
Property, Plant And Equipment [Line Items]
Estimated Useful Life (in Years)	5
Furniture, fixtures and equipment
Property, Plant And Equipment [Line Items]
Estimated Useful Life (in Years)	5
Vehicles
Property, Plant And Equipment [Line Items]
Estimated Useful Life (in Years)	5

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS 3) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 day office	Dec. 31, 2011 office	Dec. 31, 2010
Revenue Recognition [Abstract]
Initial franchise fees	5.4	10.3	1.3
Number of franchised sales offices in operation	924	779
Number of company-owned sales offices in operation	317	358
Management fee income of NAF, as a percentage of marketing fees collected from franchisees	15.00%
Loans receivable and allowance for loans receivable
Contractually past due days of monthly interest payments when interest accrual ceases	90
Advertising expenses
Advertising-related expenses	25.2	51.9	30.8
Business taxes, value added taxes and related surcharges
Maximum term of Business tax and related surcharges rate	5.65%
Minimum term of Business tax and related surcharges rate	5.60%
Value Added Tax rate	6.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS 4)	0 Months Ended	12 Months Ended									12 Months Ended
	Jul. 09, 2012 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Primary and Commercial Services CNY	Dec. 31, 2011 Primary and Commercial Services CNY	Dec. 31, 2012 Non-allocated CNY	Dec. 31, 2012 Significant Observable Inputs (Level 2) CNY	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2012 USD USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		106,000,000						106,000,000
Contingent consideration payable		33,773,915	44,227,000						33,773,915	44,227,000	5,421,000
Total		139,773,915	44,227,000					106,000,000	33,773,915	44,227,000
Goodwill		103,942,191							103,942,191
Goodwill impairment		10,755,000	30,614,000	0	10,755,000	26,240,000					1,726,000
Net change in fair value	1,535,865	11,989,000	25,716,000		10,453,000	25,716,000	1,536,000				$ 1,924,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration payable, beginning of the period	44,227
Total gains or losses for the period	(10,453)
Contingent consideration payable, end of the period	33,774
Discount rate	17.50%
Significant Unobservable Inputs (Level 3)
Business Acquisition, Contingent Consideration [Line Items]
Cash to revenue ratio	84.00%
Discount rate	12.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS 6) (CNY) In Millions, unless otherwise specified	1 Months Ended					1 Months Ended	72 Months Ended				0 Months Ended
	Nov. 30, 2011 Mr. Kevin Yung	Dec. 31, 2012 BVMC	Dec. 31, 2009 BVMC	Dec. 31, 2012 PRI	Dec. 31, 2009 PRI	Jun. 30, 2011 Shanggu	Dec. 31, 2019 Shanggu	Dec. 31, 2012 Shanggu	Dec. 31, 2012 TianRe Co., Ltd.	Dec. 31, 2010 TianRe Co., Ltd.	Nov. 15, 2011 TianRe Co., Ltd. Mr. Kevin Yung
Noncontrolling Interest [Line items]
Equity interests owned			85.00%		70.00%				75.00%	65.00%
Equity Interest Acquired						55.00%	35.00%
Transfer to Investments	1.9
Stake Transferred											10.00%
Percentage of Net Assets that Noncontrolling Interests Are Comprised of		15.00%		30.00%				45.00%	25.00%
Percentage of Redeemable Net Assets that Noncontrolling Interests Are Comprised of								35.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS 7) (CNY)	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Statutory reserves
Least percentage of after tax profits that appropriation to general reserve fund must be		10.00%
Least percentage of registered capital that reserve fund has reached when appropriation is not required		50.00%
Least percentage of after tax profits that appropriation to statutory surplus fund must be		10.00%
Least percentage of registered capital that surplus fund has reached when appropriation is not required		50.00%
Appropriations to general reserve funds and statutory surplus funds			4,422,426
Percentage of registered capital that surplus fund has reached		50.00%	50.00%
Net income (loss) per share and per ADS
Ordinary shares each ADS represents	45	45

CERTAIN RISKS (DETAILS) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CERTAIN RISKS
Aggregate amounts denominated in US dollars included in cash and cash equivalents	$ 700,000	$ 7,100,000

ACCOUNTS RECEIVABLE (DETAILS) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable
Accounts receivable	193,620,000	112,626,000
Less: Allowance for doubtful accounts	(17,333,000)	(15,536,000)	(10,367,000)
Accounts receivable, net	176,287,000	97,090,000
Movements of allowance for doubtful accounts receivable
Balance at beginning of the year	(15,536,000)	(10,367,000)	(8,252,000)
Charged to costs and expenses	(12,129,000)	(14,343,000)	(9,041,000)
Write-off of receivable balances and corresponding provisions	10,332,000	9,174,000	6,926,000
Balance at end of the year	(17,333,000)	(15,536,000)	(10,367,000)

LOANS RECEIVABLE (DETAILS) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 month	Dec. 31, 2011
LOANS RECEIVABLE
Maximum terms of entrusted and mortgage credit loans (in months)	12
Minimum terms of entrusted and mortgage credit loans (in months)	2
Average loan-to-value ratio	50.00%
Loans receivable, net	35,229	37,511

PREPAID EXPENSES AND OTHER CURRENT ASSETS (DETAILS) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid rental	20,542	19,149
Staff advances and deposits	7,701	4,016
Prepayments to suppliers	2,615	4,859
Others	10,407	9,345
Total prepaid expenses and other current assets	41,265	37,369

EQUITY INVESTMENTS (DETAILS) (CNY)	12 Months Ended					1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended		24 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 TianRe Co., Ltd.	Dec. 31, 2010 TianRe Co., Ltd.	Nov. 30, 2011 Mr. Kevin Yung	Nov. 15, 2011 Mr. Kevin Yung TianRe Co., Ltd.	Dec. 31, 2011 TianRe Co., Ltd.	Jul. 21, 2010 TianRe Co., Ltd. Mr. Kevin Yung	Jul. 21, 2010 TianRe Co., Ltd. Everising	Dec. 31, 2012 TianRe Co., Ltd. Everising	Dec. 31, 2011 TianRe Co., Ltd. Everising	Oct. 31, 2010 TianRe Fund I year	Aug. 31, 2010 TianRe Fund I	Dec. 31, 2012 TianRe Fund I	Aug. 19, 2010 TianRe Fund I Fund Management Partnership	Oct. 31, 2010 TianRe Fund I Fund Management Partnership	Dec. 31, 2012 Fund Management Partnership	Aug. 11, 2010 Fund Management Partnership	Nov. 15, 2011 Fund Management Partnership Mr. Kevin Yung	Aug. 11, 2010 Fund Management Partnership Mr. Kevin Yung	Aug. 11, 2010 Fund Management Partnership Everising	Dec. 31, 2012 Fund Management Partnership Everising	Dec. 31, 2011 Fund Management Partnership Everising	Dec. 31, 2012 Fund Management Partnership IFM BJ Inv	Dec. 31, 2012 Xian	Dec. 31, 2011 Xian	Dec. 31, 2010 Xian	Dec. 31, 2011 Fund Management Partnership	Dec. 31, 2012 Fund Management Partnership	Dec. 31, 2010 Fund Management Partnership
Schedule of Investments [Line Items]
Investments (Balance)	13,141,000	10,595,000	6,210,000																6,500,000							155,000	194,000	276,000	10,401,000	12,986,000	5,934,000
Investments		1,890,000																											1,890,000
Share of associates' (loss) income	2,547,000	2,496,000	(605,000)															2,585,000								(39,000)	(82,000)		2,577,000
Equity interests owned				75.00%	65.00%														64.35%
Ownership held by certain party									10.00%	25.00%											9.90%	24.75%
Ownership held by subsidiary of the Company																5.52%
Investments by the Partners																			10,000,000
Ownership held by certain third party limited partners														94.48%
Investments by third parties																	10,000,000
Amount raised from third party individual investors													171,100,000
Term of loan agreements (in years)													2.5
Term of loan aggreements, additional extension (in years)													1
Stake transferred							10.00%													9.90%
Consideration of stake transferred						1,900,000
Ownership held after all transactions				75.00%				75.00%			25.00%	25.00%			4.14%			75.00%					25.00%	25.00%	75.00%

PROPERTY AND EQUIPMENT, NET (DETAILS) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Property, Plant and Equipment [Table]
Computers and Software	41,250	42,586
Furniture and Fixtures, Gross	26,653	28,729
Vehicles, Gross	6,124	6,928
Leasehold Improvements, Gross	45,331	51,271
Property and equipment, gross	119,358	129,514
Less: accumulated depreciation and amortization	(78,526)	(67,001)
Property and equipment, net	40,832	62,513
Depreciation and amortization expenses for property and equipment	22,700	29,900	20,900

BUSINESS COMBINATIONS (DETAILS)	0 Months Ended	12 Months Ended			2 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended	13 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Jul. 09, 2012 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 IFM CD CNY	Dec. 31, 2012 IFM CD CNY	Dec. 31, 2010 IFM CD	Dec. 31, 2012 Chengdu Yichuan CNY	Dec. 31, 2011 Chengdu Yichuan CNY	Dec. 31, 2010 Chengdu Yichuan	Dec. 31, 2012 MMC CD CNY	Dec. 31, 2011 MMC CD CNY	Dec. 31, 2010 MMC CD	Dec. 31, 2011 Shanggu CNY	Jun. 30, 2012 Shanggu CNY	Jun. 14, 2011 Shanggu CNY	Dec. 31, 2012 Yixing year	Dec. 31, 2010 Company-owned Brokerage Services CNY	Aug. 31, 2010 Company-owned Brokerage Services CNY	Dec. 31, 2011 Company-owned Brokerage Services CNY year	Dec. 31, 2012 Primary and Commercial Services CNY	Dec. 31, 2011 Primary and Commercial Services CNY year	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD Shanggu CNY	Dec. 31, 2011 USD Shanggu CNY
Business Acquisition [Line Items]
Equity interests owned							100.00%			100.00%			100.00%
Purchase consideration paid to acquire equity interest															25,000,000			15,000,000	1,600,000
Purchase price allocation
Cash acquired																				6,351,000
Other tangible assets acquired																				772,000
Liabilities assumed																				(6,896,000)
Sub-franchisee base																				2,044,000
CENTURY 21 franchise rights																				6,990,000
Brand name																						45,214,000
Customer relationships																						13,811,000
Goodwill																				7,326,000		128,705,000
Redeemable non-controlling interest																						(67,185,000)
Non-controlling interest																						(10,846,000)
Deferred tax liabilities																						(14,756,000)
Total purchase consideration																				16,587,000		94,943,000
Estimated useful life of sub-franchisee base																				2.9
Estimated useful life of franchise rights																				12.3
Contractual period of franchise rights (in years)																	20
Contingent payment		33,774,000	44,227,000													69,900,000							5,421,000
Net change in fair value of contingent consideration	1,535,865	11,989,000	25,716,000																		10,453,000	25,716,000	1,924,000
Estimated useful life of customer relationships																						7
Goodwill impairment		10,755,000	30,614,000	0	0	0		0	0		0	0		26,200,000						4,374,000	10,755,000	26,240,000	$ 1,726,000	1,700,000	4,200,000

BUSINESS COMBINATIONS (DETAILS 2) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interest, balance at the beginning of the period	66,181,000
Purchases, sales, issuances, and settlements (net)		67,185,000
Total gains or losses for the period	3,249,000	(1,004,000)
Redeemable non-controlling interest, balance at the end of the period	69,430,000	66,181,000
Shanggu
Redeemable Noncontrolling Interest [Line Items]
Capital contribution from the Company		2,800,000
Capital contribution from non-controlling interest shareholder		2,400,000
Revenue
Revenue from primary agent service business	64,700,000	15,500,000
Net income (loss) from primary agent service business	9,300,000	(2,900,000)

GOODWILL (DETAILS)	12 Months Ended								12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Company-owned Brokerage Services CNY	Dec. 31, 2012 Company-owned Brokerage Services CNY	Dec. 31, 2012 Franchise Services CNY	Dec. 31, 2011 Franchise Services CNY	Dec. 31, 2010 Franchise Services CNY	Dec. 31, 2012 Primary and Commercial Services CNY	Dec. 31, 2011 Primary and Commercial Services CNY	Dec. 31, 2012 USD USD ($)
Goodwill [Roll Forward]
Goodwill, beginning balance	114,698,000	16,607,000		7,911,000	3,537,000	8,696,000	8,696,000	8,696,000	102,465,000
Acquisitions		128,705,000								128,705,000
Goodwill impairment losses	(10,755,000)	(30,614,000)	0	(4,374,000)					(10,755,000)	(26,240,000)	(1,726,000)
Goodwill, ending balance	103,943,000	114,698,000	16,607,000	3,537,000	3,537,000	8,696,000	8,696,000	8,696,000	91,710,000	102,465,000	$ 16,684,000
Long term growth rate	3.00%
Discount rate	17.50%

INTANGIBLE ASSETS, NET (DETAILS)	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 CENTURY 21 franchise rights CNY	Dec. 31, 2011 CENTURY 21 franchise rights CNY	Dec. 31, 2010 CENTURY 21 franchise rights CNY	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2010 Customer relationships CNY	Dec. 31, 2012 Real estate listing databases CNY	Dec. 31, 2011 Real estate listing databases CNY	Dec. 31, 2010 Real estate listing databases CNY	Dec. 31, 2012 Trademark CNY	Dec. 31, 2011 Trademark CNY	Dec. 31, 2010 Trademark CNY	Dec. 31, 2012 Sub-franchisee base CNY	Dec. 31, 2011 Sub-franchisee base CNY	Dec. 31, 2010 Sub-franchisee base CNY	Dec. 31, 2011 Brand name CNY	Dec. 31, 2012 Brand name CNY	Dec. 31, 2012 Mortgage credit license CNY	Dec. 31, 2011 Mortgage credit license CNY	Dec. 31, 2012 Realogy year	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD Realogy USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost			52,684,000			48,747,000			949,000			541,000			403,000			2,044,000
Accumulated amortization			(17,796,000)			(17,120,000)			(357,000)			(219,000)			(100,000)
Intangible assets, beginning balance	95,827,000	34,888,000		29,279,000	31,627,000		13,155,000	592,000		268,000	332,000		263,000	303,000		1,340,000	2,044,000			45,214,000	6,308,000			14,487,000
Additions		65,691,000						13,811,000											45,214,000			6,666,000
Amortization	(5,574,000)	(4,752,000)	(2,000,000)	(2,348,000)	(2,348,000)		(2,070,000)	(1,248,000)		(54,000)	(54,000)		(40,000)	(40,000)		(704,000)	(704,000)				(358,000)	(358,000)
Intangible assets, end balance	90,253,000	95,827,000	34,888,000	26,931,000	29,279,000		11,085,000	13,155,000		214,000	268,000		223,000	263,000		636,000	1,340,000		45,214,000	45,214,000	5,950,000	6,308,000		14,487,000
Contractual period of franchise rights (in years)																							25
Renewal clause payment																									$ 4,500,000

INTANGIBLE ASSETS, NET (DETAILS 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Annual estimated amortization expense related to intangible assets
2013	5,504
2014	4,869
2015	4,869
2016	4,869
2017	4,869
Thereafter	20,059
Total	45,039

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (DETAILS) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries, commissions and welfare payable	129,855	83,460
Taxes payable	40,877	22,803
Royalty fees payable	1,435	1,225
Third party deposits	16,491	10,544
Professional fees payable	4,065	7,431
Other current liabilities	24,971	25,039
Total	217,694	150,502

DEFERRED REVENUE (DETAILS) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
DEFERRED REVENUE
Deferred revenue	8,539	7,773

LONG-TERM DEPOSITS PAYABLE (DETAILS) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM DEPOSITS PAYABLE
Long-term deposits payable	10,541	12,180

INCOME TAXES (DETAILS) (CNY)	12 Months Ended				48 Months Ended	12 Months Ended			1 Months Ended	36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007 CHINA	Dec. 31, 2012 CHINA	Dec. 31, 2007 CHINA Shanghai Ruifeng	Dec. 31, 2007 CHINA Anshijie	Dec. 31, 2007 CHINA Shenzhen CIR	Sep. 30, 2011 CHINA Kudian	Dec. 31, 2012 HONG KONG CIR	Dec. 31, 2012 HONG KONG BVMC
Income Tax [Line Items]
Preferential income tax rate (as a percent)						15.00%	15.00%	15.00%		16.50%	16.50%
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%		25.00%
Income tax rate under graduated rate schedule for 2008 (as a percent)				18.00%
Income tax rate under graduated rate schedule for 2010 (as a percent)				22.00%
Income tax rate under graduated rate schedule for 2011 (as a percent)				24.00%
Income tax rate under graduated rate schedule for 2012 and thereafter (as a percent)				25.00%
Percentage of tax reduction									50.00%
Income tax provision:
Current Tax	8,484,000	1,498,000	3,023,000
Deferred	(5,771,000)	(395,000)	(38,000)
Total	2,713,000	1,103,000	2,985,000

INCOME TAXES (DETAILS 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets
Less: valuation allowance	168,142	152,872	62,628	22,540
Deferred tax liabilities
Intangible assets and property and equipment	16,652	17,543
Net deferred tax liabilities	16,652	17,543
Current
Deferred tax assets
Allowance for doubtful accounts	4,333	3,395
Deferred revenue	838	814
Accrued expense and payroll	35,050	22,944
Advertising expenses	861	1,359
Total deferred tax assets	41,082	28,512
Less: valuation allowance	(36,202)	(28,512)
Deferred tax assets, net	4,880
Noncurrent
Deferred tax assets
Net operating loss carryforwards	126,341	118,550
Intangible assets and property and equipment	5,599	5,810
Total deferred tax assets	131,940	124,360
Less: valuation allowance	(131,940)	(124,360)

INCOME TAXES (DETAILS 3) (CNY)	12 Months Ended			60 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Movements of valuation allowance
Balance at beginning of the period	(152,872,000)	(62,628,000)	(22,540,000)
Write-back/(provision) for year	(15,270,000)	(90,244,000)	(40,088,000)
Balance at end of the period	(168,142,000)	(152,872,000)	(62,628,000)	(168,142,000)
Aggregate amount and per share effect of tax holiday
Total net operating losses carried forward	518,400,000	481,700,000	127,600,000	518,400,000
Increase to net income resulting from combined effects of CIT exemption and tax rate reductions	5,100,000	4,500,000	9,100,000
Increase to basic and diluted net income per share resulting from combined effects of CIT exemption and tax rate reductions	0.01	0.01	0.01
Reconciliation of income tax
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Effect of preferential tax rate	(6.20%)	(1.00%)	2.60%
Effect of income tax rate changes	0.00%	(0.60%)	(1.20%)
Changes in valuation allowance	31.20%	26.60%	24.90%
Others	5.70%	0.40%	0.50%
Effective tax rate	5.70%	0.40%	1.80%
Withholding income tax rate				10.00%
Cumulative undistributed earnings	67,541,081	53,408,412
Amount of withholding taxes due if earnings were remitted as dividends	6,754,108	5,340,841

OTHER INCOME (DETAILS) (CNY) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
OTHER INCOME
Other income	6.5

NET INCOME (LOSS) PER SHARE AND PER ADS (DETAILS) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net Loss attributable to IFM Investments Limited	(53,511,000)	(336,515,000)	(162,238,000)
Accretion of convertible redeemable preferred shares			(1,213,000)
Numerator for basic and diluted net income (loss) per share	(53,511,000)	(336,515,000)	(163,451,000)
Denominator
Weighted-average shares-basic	667,672,000	668,291,000	654,637,000
Weighted averages shares-diluted	667,672,000	668,291,000	654,637,000
Net loss per share, basic	(0.08)	(0.5)	(0.25)
Net loss per share, diluted	(0.08)	(0.5)	(0.25)
Net loss per ADS, basic	(3.61)	(22.66)	(11.24)
Net loss per ADS, diluted	(3.61)	(22.66)	(11.24)
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Stock options not included in diluted EPS	39,100,000	40,500,000	43,300,000
Series A Preferred Shares
Numerator
Accretion of convertible redeemable preferred shares			(381,000)
Series B Preferred Shares
Numerator
Accretion of convertible redeemable preferred shares			(832,000)

CONVERTIBLE REDEEMABLE PREFERRED SHARES (DETAILS)	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended					1 Months Ended	35 Months Ended
	Jan. 31, 2010 CNY	Dec. 31, 2012	Feb. 02, 2010 Series A Preferred Shares	Dec. 31, 2012 Series A Preferred Shares year	Feb. 02, 2010 Series B Preferred Shares	Dec. 31, 2012 Series B Preferred Shares year	Feb. 02, 2010 Class A Ordinary Shares	May 09, 2011 Class A Ordinary Shares Goldman	Feb. 02, 2010 Class A Ordinary Shares Goldman	May 09, 2011 Class B Ordinary Shares Goldman	Feb. 02, 2010 Class B Ordinary Shares Goldman	Jan. 31, 2010 USD USD ($)	Dec. 31, 2012 USD USD ($)
Convertible Redeemable Preferred Shares [Line Items]
Non-cumulative dividend of preferred shares		8.00%
Least years of issuance date when redemption rights become effecitive				6		5
Redemption price of Preferred Shares, as percentage of original issue price per annum		115.00%
Least amount of valuation of company required as a result of public offering													$ 400,000,000
Least gross proceeds of company required as a result of public offering													100,000,000
Compensation expense	4,914,648											$ 720,000
Shares converted			200,000,000		111,367,270				80,502,938	80,502,938
Shares issued in conversion							238,842,277	80,502,938			80,502,938

TREASURY STOCK (DETAILS) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011 Class A Ordinary Shares CNY	Aug. 31, 2010 USD ADS USD ($)	Dec. 31, 2011 USD Class A Ordinary Shares USD ($)
Aggregate value of shares authorized to be repurchased				$ 20
Ordinary shares each ADS represents	45	45
Repurchase of shares, shares			22,478,850
Repurchase of shares, value			39.7		$ 6.3

SHAREHOLDER RIGHTS PLAN (DETAILS)	1 Months Ended
Nov. 30, 2010
SHAREHOLDER RIGHTS PLAN
Triggering event, least beneficial ownership	15.00%

SHARE-BASED COMPENSATION (DETAILS)	0 Months Ended							6 Months Ended	12 Months Ended
	Oct. 23, 2012	Sep. 01, 2012	Dec. 16, 2010	Jul. 12, 2010	Aug. 20, 2009	Jul. 20, 2009	Feb. 02, 2009	Mar. 31, 2010	Dec. 31, 2012 CNY	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008 batch	Dec. 31, 2007 batch	Jul. 09, 2012 Mr. Donald Zhang USD ($)	Oct. 19, 2007 The ESOP	Jul. 09, 2012 The Plan USD ($)	Dec. 31, 2007 Batch A	Dec. 31, 2007 Batch B	Dec. 31, 2008 Batch C	Dec. 31, 2008 Batch D
Share-Based Compensation [Line Items]
Shares authorized for issuance															52,500,000
Ordinary shares, shares reserved															85,300,000
Number of shares reserved for issuance as percentage of the equity interest of the company															8.41%
Number of bacthes of options granted												2	2
Percentage of options vested and exercisable on the 181st day following the date of an IPO																	33.33%
Percentage of options vested and exercisable on the first anniversary of an IPO																	66.67%
Percentage of options vested and exercisable on the first anniversary of the effective date of the employment																		25.00%
Percentage of options vested and exercisable on each of the first, second and third anniversary dates of the effective date of the option agreement				33.33%					33.33%										33.33%
Percentage of options vested and exercisable on each of the first, second and third anniversary dates of the date of Employment of Optionee																				33.33%
Percentage of options vested and exercisable on each of the first, second and third anniversary dates of the date of employment of the option holder						33.33%	33.33%
Percentage of options vested and exercisable on the first anniversary dates of the effective date of the option agreement			50.00%
Percentage of options of the first batch vesting on the first anniversary of the effective date of the employment agreement between the option holders and the Company					50.00%
Percentage of options of the second batch vesting on each of the first, second and third anniversary dates of employment of the option holders					33.33%
Share options granted	400,000	500,000	2,750,000	2,500,000	2,500,000	700,000	200,000		900,000	5,250,000	3,400,000
Share options becoming vested and exercisable as the first batch in period					1,500,000
Share options becoming vested and exercisable as the second batch in period					1,000,000
Number of ordinary shares that each share option exercisable is made into by modification								0.87
Term of share options, in years									5 years
American Depositary Share, par value (in dollars per share)														$ 1.3		$ 1.18
American Depositary Share, par value (as percentage of 30-trading day volume weighted average price)														110.00%		100.00%
Incremental fair value as a result of the modification of options									1,930,000

SHARE-BASED COMPENSATION (DETAILS 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Valuation assumptions
Expected volatility rate, maximum	60.30%	65.50%
Expected volatility rate, minimum	58.80%	64.50%
Risk free interest rate, maximum	1.27%	2.43%
Risk free interest rate, minimum	1.17%	1.62%
Dividend yield	0.00%	0.00%
Expected term (in years), maximum	3.5	3.5
Expected term (in years), minimum	3.5	3.2
United States of America, Dollars
Valuation assumptions
Weighted average fair value of the underlying shares on the date of option grants (US$)	$ 0.03	$ 0.27	$ 0.32

SHARE-BASED COMPENSATION (DETAILS 3) (USD $)	0 Months Ended							12 Months Ended
	Oct. 23, 2012	Sep. 01, 2012	Dec. 16, 2010	Jul. 12, 2010	Aug. 20, 2009	Jul. 20, 2009	Feb. 02, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share options available
Options, beginning balance								7,417,416	5,576,880	8,676,880	10,576,880
Share options granted	(400,000)	(500,000)	(2,750,000)	(2,500,000)	(2,500,000)	(700,000)	(200,000)	(900,000)		(5,250,000)	(3,400,000)
Share options cancelled/forfeited								2,300,000	1,840,536	2,150,000	1,500,000
Options, ending balance								8,817,416	7,417,416	5,576,880	8,676,880
Share options Outstanding
Options, beginning balance								40,482,739	43,300,857	43,800,000	41,900,000
Share options granted	400,000	500,000	2,750,000	2,500,000	2,500,000	700,000	200,000	900,000		5,250,000	3,400,000
Share options cancelled/forfeited								(2,300,000)	(1,840,536)	(2,150,000)	(1,500,000)
Share options exercised									(977,582)	(3,599,143)
Options, ending balance								39,082,739	40,482,739	43,300,857	43,800,000
USD
Weighted Average Exercise Price (US$)
Weighted average exercise price, beginning balance								0.15	0.15	0.13	0.12
Share options granted								0.03		0.27	0.32
Share options cancelled/forfeited								0.14	0.18	0.14	0.11
Share options exercised									0.09	0.11
Weighted average exercise price, ending balance								0.02	0.15	0.15	0.13
Share-based payment award, options, additional disclosures
Weighted-average grant date fair value of options granted								0.01		0.13

SHARE-BASED COMPENSATION (DETAILS 4) (USD $)	12 Months Ended
Dec. 31, 2012 year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	39,082,739
Weighted average remaining contractual term, outstanding	4.53
Number of exercisable options	37,766,073
Weighted average remaining contractual term, exercisable	4.52
Range of Exercise Prices $0.023
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	22,182,739
Weighted average remaining contractual term, outstanding	4.52
Number of exercisable options	21,816,073
Weighted average remaining contractual term, exercisable	4.52
Range of Exercise Prices $0.025
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	16,000,000
Weighted average remaining contractual term, outstanding	4.52
Number of exercisable options	15,950,000
Weighted average remaining contractual term, exercisable	4.52
Range of Exercise Prices $0.026
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	400,000
Weighted average remaining contractual term, outstanding	4.81
Range of Exercise Prices $0.034
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	500,000
Weighted average remaining contractual term, outstanding	4.67
USD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, outstanding	0.02
Weighted average exercise price, exercisable	0.02
USD | Range of Exercise Prices $0.023
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	0.023
Exercise price range, upper range limit	0.023
Weighted average exercise price, outstanding	0.02
Weighted average exercise price, exercisable	0.02
USD | Range of Exercise Prices $0.025
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	0.025
Exercise price range, upper range limit	0.025
Weighted average exercise price, outstanding	0.03
Weighted average exercise price, exercisable	0.02
USD | Range of Exercise Prices $0.026
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	0.026
Exercise price range, upper range limit	0.026
Weighted average exercise price, outstanding	0.03
USD | Range of Exercise Prices $0.034
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit	0.034
Exercise price range, upper range limit	0.034
Weighted average exercise price, outstanding	0.03

SHARE-BASED COMPENSATION (DETAILS 5)	0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	Jul. 09, 2012 CNY	Jan. 28, 2010 CNY	Dec. 31, 2012 CNY year	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jan. 28, 2010 USD USD ($)	Dec. 31, 2012 USD USD ($)	Dec. 31, 2011 USD USD ($)
Share-based payment award, options, additional disclosures
Share options exercisable			37,766,073	37,741,073
Total fair value of options vested			1,885,795	14,494,367			$ 302,691	$ 2,302,923
The intrinsic value of outstanding share options							450,020
The intrinsic value of exercisable share options							440,335
Share-based compensation expense for share-based awards granted with performance conditions		9,500,000				1,400,000
Amount reclassified from additional paid in capital as other current liabilities	1,705,239
Net change in fair value of contingent consideration	1,535,865		11,989,000	25,716,000			1,924,000
Options classified as liability measured at fair value			169,374
Share-based compensation			3,465,000	3,234,000	16,860,000		556,000
Unrecognized compensation Expense			284,354				$ 45,642
Weighted average period of unrecognized compensation cost			1.09

EMPLOYEE BENEFIT PLANS (DETAILS) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFIT PLANS
Total contributions for employee benefits	45.1	56.5	34.4
Amounts accrued and included in salaries, commissions and welfare payable	8	7.9	9.9

COMMITMENTS AND CONTINGENCIES (DETAILS) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Operating Leased Assets [Table]
Operating leases, rent expense	114,000,000	180,800,000	127,300,000
Future minimum lease payments under non-cancellable operating lease agreements
2013	99,748,000
2014	57,429,000
2015	43,655,000
2016	10,101,000
2017	5,135,000
2018	1,059,000
Total	217,127,000

COMMITMENTS AND CONTINGENCIES (DETAILS 2)	12 Months Ended		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD USD ($)
Minimum Service Fees [Line Items]
Amount A helping to determine minimum service fee	623,010		$ 100,000
Amount B helping to determine minimum service fee	3,115		500
Future minimum service fees
2013	623,000
2014	623,000
2015	623,000
2016	623,000
2017	623,000
Thereafter	4,517,000
Total	7,632,000
Contigent consideration payable	33,774,000	44,227,000	5,421,000
Long-term deposits payable	10,541,000	12,180,000	$ 1,692,000

RELATED PARTY TRANSACTIONS (DETAILS) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 TianRe Co., Ltd.	Dec. 31, 2012 Fund Management Partnership	Dec. 31, 2011 Fund Management Partnership	Dec. 31, 2012 Xian	Dec. 31, 2011 Xian	Dec. 31, 2012 Other	Dec. 31, 2012 Everising TianRe Co., Ltd.	Dec. 31, 2011 Everising TianRe Co., Ltd.	Dec. 31, 2012 Everising Fund Management Partnership	Dec. 31, 2011 Everising Fund Management Partnership	Dec. 31, 2012 IFM BJ Inv Fund Management Partnership
Related Party Transaction [Line Items]
Ownership held after all transactions			75.00%	75.00%		10.00%			25.00%	25.00%	25.00%	25.00%	75.00%
Amounts due from related parties
Due from related parties	110	71		109	21		50	1
Amounts due to related parties
Due to related parties	272	266		22	16	250	250

VARIABLE INTEREST ENTITIES (DETAILS)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Aggregated amount of Variable Interest Entity CNY	Dec. 31, 2011 Aggregated amount of Variable Interest Entity CNY	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD Aggregated amount of Variable Interest Entity USD ($)	Dec. 31, 2011 USD Aggregated amount of Variable Interest Entity USD ($)
Assets and liabilities of VIEs
Total assets of the consolidated VIEs	65,200,000
Total liabilities of the consolidated VIEs	600,000
Net revenue	748,133,000	604,559,000	530,829,000	4,300,000	700,000	120,084,000
Net income (loss)	(50,084,000)	(340,410,000)	(163,700,000)	800,000	(1,900,000)	(8,038,000)
Net cash provided by (used in) operating activities				(24,636,000)	44,149,000
Net cash provided by (used in) investing activities				3,657,000	(12,258,000)
Net cash provided by (used in) financing activities				38,000,000	500,000
Net (decrease) increase in cash and cash equivalents				17,021,000	32,391,000
Investments		1,890,000		38,000,000
Price of shares of the acquired company				1
Aggregate amount of loans for shareholders				80,500,000			12,900,000
Statutory reserves				80,500,000	42,500,000		$ 12,900,000	$ 6,800,000

SEGMENT INFORMATION (DETAILS) (CNY)	0 Months Ended	12 Months Ended
	Jul. 09, 2012	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION
Number of reportable segments		4
Segment Reporting Information [Line Items]
Revenue from External Customers		748,133,000	604,559,000	530,829,000
Commissions and other agent-related costs		(455,282,000)	(428,920,000)	(318,872,000)
Operating costs		(175,330,000)	(296,652,000)	(199,670,000)
Selling, general and administrative expense		(177,475,000)	(218,110,000)	(176,271,000)
Goodwill impairment losses		(10,755,000)	(30,614,000)	0
Net change in fair value of contingent consideration	1,535,865	11,989,000	25,716,000
Loss from operations		(58,720,000)	(344,021,000)	(163,984,000)
Net income (loss)		(50,084,000)	(340,410,000)	(163,700,000)
Company-owned Brokerage Services
Segment Reporting Information [Line Items]
Revenue from External Customers		623,927,000	513,375,000	482,371,000
Commissions and other agent-related costs		(394,089,000)	(394,865,000)	(307,153,000)
Operating costs		(156,460,000)	(271,562,000)	(187,298,000)
Selling, general and administrative expense		(85,970,000)	(107,843,000)	(80,560,000)
Goodwill impairment losses			(4,374,000)
Loss from operations		(12,592,000)	(265,269,000)	(92,640,000)
Net income (loss)		(6,405,000)	(264,722,000)	(83,952,000)
Franchise Services
Segment Reporting Information [Line Items]
Revenue from External Customers		13,405,000	23,546,000	17,011,000
Commissions and other agent-related costs		(1,221,000)	(1,490,000)	(759,000)
Operating costs		(6,125,000)	(8,873,000)	(7,260,000)
Selling, general and administrative expense		(7,993,000)	(15,492,000)	(13,446,000)
Loss from operations		(1,934,000)	(2,309,000)	(4,454,000)
Net income (loss)		(1,930,000)	(2,311,000)	(5,597,000)
Mortgage Management Services
Segment Reporting Information [Line Items]
Revenue from External Customers		25,686,000	22,903,000	24,381,000
Commissions and other agent-related costs		(6,981,000)	(6,786,000)	(6,550,000)
Operating costs		(1,432,000)	(1,672,000)	(1,827,000)
Selling, general and administrative expense		(10,873,000)	(10,696,000)	(9,759,000)
Loss from operations		6,400,000	3,749,000	6,245,000
Net income (loss)		6,128,000	3,620,000	5,026,000
Primary and Commercial Services
Segment Reporting Information [Line Items]
Revenue from External Customers		85,115,000	44,735,000	7,066,000
Commissions and other agent-related costs		(52,991,000)	(25,779,000)	(4,410,000)
Operating costs		(11,313,000)	(14,352,000)	(3,106,000)
Selling, general and administrative expense		(12,049,000)	(17,052,000)	(5,067,000)
Goodwill impairment losses		(10,755,000)	(26,240,000)
Net change in fair value of contingent consideration		10,453,000	25,716,000
Loss from operations		8,460,000	(12,972,000)	(5,517,000)
Net income (loss)		5,435,000	(12,972,000)	(5,517,000)
Non-allocated
Segment Reporting Information [Line Items]
Operating costs			(193,000)	(179,000)
Selling, general and administrative expense		(60,590,000)	(67,027,000)	(67,439,000)
Net change in fair value of contingent consideration		1,536,000
Loss from operations		(59,054,000)	(67,220,000)	(67,618,000)
Net income (loss)		(53,312,000)	(64,025,000)	(73,660,000)

SUBSEQUENT EVENTS (DETAILS)	1 Months Ended
Feb. 28, 2013
SUBSEQUENT EVENTS
Income tax of profit made in selling houses, as percent as high as	20.00%

RESTRICTED NET ASSETS (DETAILS) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RESTRICTED NET ASSETS
Least Percentage of after Tax Profits that Appropriation to General Reserve Fund Must Be	10.00%
Least Percentage of Registered Capital that Reserve Fund Has Reached when Appropriation Is Not Required	50.00%
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	764.3	712.5

ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (DETAILS)	12 Months Ended						12 Months Ended			0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Common Class A CNY	Dec. 31, 2011 Common Class A CNY	Dec. 31, 2012 USD USD ($)	Dec. 31, 2011 USD USD ($)	Dec. 31, 2012 USD Common Class A USD ($)	Nov. 30, 2005 Maxpro Mr. Donald Zhang	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY	Dec. 31, 2009 Parent CNY	Dec. 31, 2012 Parent Common Class A CNY	Dec. 31, 2011 Parent Common Class A CNY	Dec. 31, 2012 Parent USD USD ($)	Dec. 31, 2011 Parent USD USD ($)	Dec. 31, 2012 Parent USD Common Class A USD ($)
Portion that the restricted net assets exceed the consolidated net assets, as a percentage	25.00%
Ownership held by certain party										100.00%
Share-based compensation	3,465,000	3,234,000	16,860,000				$ 556,000
Current assets:
Cash and cash equivalents	191,048,000	235,450,000	520,647,000	334,589,000			30,665,000	37,792,000			21,453,000	34,080,000	83,106,000	8,898,000			3,443,000	5,469,000
Restricted cash	18,036,000	10,997,000					2,895,000
Amounts due from related parties	110,000	71,000					18,000				118,009,000	124,964,000					18,942,000
Prepaid expenses and other current assets	41,265,000	37,369,000					6,623,000				1,057,000	1,906,000					170,000
Total current assets	466,855,000	418,488,000					74,935,000				140,519,000	160,950,000					22,555,000
Assets, Noncurrent [Abstract]
Long-term investments											225,859,000	265,656,000					36,253,000
Total assets	734,668,000	725,062,000					117,922,000				366,378,000	426,606,000					58,808,000
Current liabilities:
Accrued expenses and other current liabilities	217,694,000	150,502,000					34,942,000				2,376,000	5,915,000					382,000
Amounts due to related parties	272,000	266,000					44,000				9,708,000	14,645,000					1,558,000
Total liabilities	301,640,000	243,711,000					48,417,000				12,084,000	20,560,000					1,940,000
Shareholders' equity:
Ordinary shares					4,939,000	4,939,000			793,000						4,939,000	4,939,000			793,000
Additional paid-in capital	1,035,651,000	1,033,892,000					166,233,000				1,035,651,000	1,033,892,000					166,233,000
Statutory reserves	5,595,000	5,595,000					898,000				5,595,000	5,595,000					898,000
Accumulated deficit	(691,891,000)	(638,380,000)					(111,056,000)				(691,891,000)	(638,380,000)					(111,056,000)
Total shareholders' equity	363,598,000	415,170,000	753,697,000	(131,824,000)			58,361,000				354,294,000	406,046,000					56,868,000
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	734,668,000	725,062,000					$ 117,922,000				366,378,000	426,606,000					$ 58,808,000

ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (DETAILS 2)	0 Months Ended	12 Months Ended
	Jul. 09, 2012 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD Parent USD ($)
Costs and expenses:
Selling, general and administrative expenses		(177,475,000)	(218,110,000)	(176,271,000)	(15,263,000)	(5,611,000)	(24,903,000)	$ (28,487,000)	$ (2,450,000)
Net change in fair value	1,535,865	11,989,000	25,716,000		1,536,000			1,924,000	247,000
Total costs and expenses		(806,853,000)	(948,580,000)	(694,813,000)	(13,727,000)	(5,611,000)	(24,903,000)	(129,509,000)	(2,203,000)
Loss from operations		(58,720,000)	(344,021,000)	(163,984,000)	(13,727,000)	(5,611,000)	(24,903,000)	(9,425,000)	(2,203,000)
Interest income		2,324,000	5,845,000	6,685,000	61,000	212,000	597,000	373,000	10,000
Foreign currency exchange loss		(19,000)	(5,713,000)	(12,161,000)	(48,000)	(1,981,000)	(3,350,000)	(3,000)	(8,000)
Loss before share of subsidiaries' and associates' (loss) income		(49,918,000)	(341,803,000)	(160,110,000)	(13,714,000)	(7,380,000)	(27,656,000)	(8,012,000)	(2,201,000)
Share of associates' (loss) income		2,547,000	2,496,000	(605,000)	(39,797,000)	(329,135,000)	(134,582,000)	409,000	(6,387,000)
Net income (loss)		(50,084,000)	(340,410,000)	(163,700,000)	(53,511,000)	(336,515,000)	(162,238,000)	(8,038,000)	(8,588,000)
Accretion of convertible redeemable preferred shares				(1,213,000)			(1,213,000)
Net income (loss) attributable to ordinary shareholders		(53,511,000)	(336,515,000)	(163,451,000)	(53,511,000)	(336,515,000)	(163,451,000)	$ (8,588,000)	$ (8,588,000)

ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (DETAILS 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD Parent USD ($)
Net cash provided by (used in) operating activities	(31,734)	(314,966)	(118,458)	(12,525)	(31,020)	(7,800)	$ (5,093)	$ (2,010)
Net cash (used in) provided by investing activities	(5,165)	29,574	(195,272)			(410,569)	(829)
Cash flows from financing activities:
Share repurchases		(15,332)	(26,816)		(15,332)	(26,816)
Payment of initial public offering costs		(1,315)	(13,572)		(1,315)	(13,572)
Proceeds from issuance of ordinary shares upon initial public offering			557,455			557,455
Proceeds from issuance of ordinary shares upon exercise of share options		583	2,664		583	2,664
Repayments of short-term borrowing to subsidiaries						(25,760)
Net cash (used in) provided by financing activities	(7,486)	5,702	510,085		(16,064)	493,971	(1,202)
Effects of foreign exchange rate changes on cash and cash equivalents	(17)	(5,507)	(10,297)	(102)	(1,942)	(1,394)	(3)	(16)
Net increase (decrease) in cash and cash equivalents	(44,402)	(285,197)	186,058	(12,627)	(49,026)	74,208	(7,127)	(2,026)
Cash and cash equivalents at the beginning of the year	235,450	520,647	334,589	34,080	83,106	8,898	37,792	5,469
Cash and cash equivalents at the end of the year	191,048	235,450	520,647	21,453	34,080	83,106	$ 30,665	$ 3,443